UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2009

Item 1. Reports to Stockholders

Annual report Delaware Tax-Free Minnesota Fund Delaware Tax-Free Minnesota Intermediate Fund Delaware Minnesota High-Yield Municipal Bond Fund August 31, 2009 Fixed income mutual funds

This annual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund.

The figures in the annual report for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund prospectus contains this and other important information about the investment company. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at www.delawareinvestments.com.

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Contact information

Investment manager
Delaware Management Company, a series of Delaware Management Business Trust

National distributor
Delaware Distributors, L.P.

Financial intermediary wholesaler
Lincoln Financial Distributors, L.P.

Shareholder servicing, dividend disbursing, and transfer agent
Delaware Service Company, Inc.

Mailing address
2005 Market Street
Philadelphia, PA 19103-7094

Shareholder assistance by phone
800 523-1918, weekdays from 8 a.m. to 7 p.m. Eastern time

For securities dealers and financial institutions representatives only
800 362-7500

Portfolio management review	1
Performance summaries	7
Disclosure of Fund expenses	16
Sector allocations and credit quality breakdowns	19
Statements of net assets	22
Statements of operations	52
Statements of changes in net assets	54
Financial highlights	60
Notes to financial statements	78
Report of independent registered public accounting firm	93
Other Fund information	94
Board of trustees/directors and officers addendum	100
About the organization	106

Views expressed herein are current as of August 31, 2009 and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Lincoln Financial Group is the marketing name for Lincoln National Corporation and its affiliates.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware Minnesota Municipal Bond Funds	Sept. 8, 2009

Performance preview (for the period ended Aug. 31, 2009)
Delaware Tax-Free Minnesota Fund (Class A shares)	1-year return	+5.04%
Barclays Capital Municipal Bond Index (benchmark)	1-year return	+5.67%
Lipper Minnesota Municipal Debt Funds Average	1-year return	+3.40%

Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free Minnesota Fund, please see the table on page 7.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. Lipper Minnesota Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Minnesota (double tax-exempt) or city (triple tax-exempt).

Delaware Tax-Free Minnesota Intermediate Fund (Class A shares)	1-year return	+4.67%
Barclays Capital 3–15 Year Municipal Bond Index (benchmark)	1-year return	+6.65%
Lipper Other States Intermediate Municipal Debt Funds Average	1-year return	+4.72%

Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free Minnesota Intermediate Fund, please see the table on page 10.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. Lipper Other States Intermediate Municipal Debt Funds Average compares funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years and are exempt from taxation on a specified city or state basis.

Delaware Minnesota High-Yield Municipal Bond Fund (Class A shares)	1-year return	+3.63%
Barclays Capital Municipal Bond Index (benchmark)	1-year return	+5.67%
Lipper Minnesota Municipal Debt Funds Average	1-year return	+3.40%

Past performance does not guarantee future results.
For complete, annualized performance for Delaware Minnesota High-Yield Municipal Bond Fund, please see the table on page 13.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. Lipper Minnesota Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Minnesota (double tax-exempt) or city (triple tax-exempt).

Fund performance

Delaware Tax-Free Minnesota Fund Class A shares returned +5.04% at net asset value and +0.32% at maximum offer price (both returns include distributions reinvested) for the fiscal year ended Aug. 31, 2009. For the same period, the Fund’s benchmark, the Barclays Capital Municipal Bond Index, formerly the Lehman Brothers Municipal Bond Index, returned +5.67%. For complete annualized performance for Delaware Tax-Free Minnesota Fund, please see the table on page 7.

Delaware Tax-Free Minnesota Intermediate Fund Class A shares returned +4.67% at net asset value and +1.82% at maximum offer price (both returns include distributions reinvested) for the fiscal year ended Aug. 31, 2009. For the same period, the Fund’s benchmark, the Barclays Capital 3–15 Year Municipal Bond Index, formerly the Lehman Brothers 3-15 Year Municipal Bond Index, returned +6.65%. For complete annualized performance for Delaware Tax-Free Minnesota Intermediate Fund, please see the table on page 10.

Data for this portfolio management review were provided by Bloomberg unless otherwise noted.	1

Portfolio management review
Delaware Minnesota Municipal Bond Funds

The 12-month period included one of the most difficult economic and investment climates the portfolio management team has ever seen, followed by a considerable recovery within the municipal bond market and across fixed income markets more broadly.

As the period came to a close, the economy was, if not improving, declining at a far slower pace, and many analysts were anticipating a near-term end to the long recession.

Delaware Minnesota High-Yield Municipal Bond Fund Class A shares returned +3.63% at net asset value and -1.02% at maximum offer price (both returns include distributions reinvested) for the fiscal year ended Aug. 31, 2009. For the same period, the Fund’s benchmark, the Barclays Capital Municipal Bond Index, returned +5.67%. For complete annualized performance for Delaware Minnesota High-Yield Municipal Bond Fund, please see the table on page 13.

Economic environment

The 12-month period included one of the most difficult economic and investment climates the portfolio management team has ever seen, followed by a considerable recovery within the municipal bond market and across fixed income markets more broadly.

The financial markets’ troubles date back to 2007 and turmoil continued into the start of the reporting period in September 2008:

  Falling home prices led to rising mortgage defaults, especially among “subprime” borrowers, or individuals with weak credit.

  As defaults rose, mortgage-backed securities — bonds whose interest is backed by monthly mortgage payments — lost considerable value.

  Credit dried up, and even financially sound companies and municipal borrowers found it increasingly difficult to obtain needed funds.

Several weeks into the period, the financial markets received a jolt with the bankruptcy of storied Wall Street investment bank Lehman Brothers. This event, followed soon after by the near bankruptcy (and ultimate federal bailout) of insurance giant American International Group (AIG), sent the markets

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into a near panic. Stock and bond prices virtually collapsed, while credit became even less available. On the whole, businesses began to cut their capital spending, and large-scale job losses ensued.

By early 2009, both stock and bond valuations had fallen extremely from their historic highs, reflecting investors’ fears of an economic depression. Though the “worst-case scenarios” that many may have envisioned did not materialize, the U.S. economy did experience its most severe downturn in decades. Gross domestic product (GDP) — a widely used measure of economic activity — fell by 5.4% and 6.4% in the fourth quarter of 2008 and the first quarter of 2009, respectively. It was the country’s worst two-quarter economic performance in more than 50 years.

Within this environment, the Federal Reserve and federal government took a series of steps to loosen tight credit markets and avert a worst-case scenario for the economy. The Fed significantly expanded its balance sheet during the fiscal year. Notably, it employed one of the lesser-used tools that it has at its disposal, in purchasing hundreds of billions of dollars’ worth of longer-term U.S. Treasury debt as well as agency mortgage-backed securities. In December 2008, the Federal Open Market Committee (FOMC) cut the target federal funds rate to a range of zero to 0.25% — an all-time low. For its part, the federal government passed the Troubled Asset Relief Program (TARP), a $700 billion package designed to shore up financial institutions, in October 2008. Several months later, the Obama administration followed up with the American Recovery and Reinvestment Act of 2009, a nearly $800 billion economic stimulus package. (Source: Bloomberg.)

As the period came to a close, the economy was, if not improving, declining at a far slower pace, and, based on our research, many analysts were anticipating a near-term end to the long recession. During the second quarter of 2009, GDP fell by an estimated 1%. This figure was still weak, but it was the best economic performance seen in a year. (Source: Bloomberg.)

Minnesota economic environment

After five months of debates, Governor Pawlenty and the state Legislature failed to reach a final deal that left the state with a $2.675 billion shortfall for the fiscal year that runs from July 1, 2009, through June 30, 2010. The governor exercised an executive authority, called unallotment, to cut already authorized spending to balance the state’s budget when the Legislature is not in session. He plans to use this emergency power to resolve the deficit by employing a massive $1.77 billion accounting shift and slashing more than $900 million from state spending, including cuts to local governments, higher education, and health and human services. All of the allotment adjustments have been implemented except for reductions to fiscal 2011 local government aids, which are expected to be completed by mid-January 2010. (Source: Minnesota Management & Budget.)

The municipal bond market

In our view, the most notable trend within the municipal bond market during the period was the widening performance gap between higher-rated and lower-rated bonds. Demand remained strong for securities with the high (AA or better) credit ratings, for example, but was weak for those in all other rating categories, particularly securities rated BBB or below. As a result, lower-rated bonds

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Portfolio management review
Delaware Minnesota Municipal Bond Funds

dramatically underperformed their higher-grade counterparts — especially in the first few months of the period when investor confidence was lowest.

This bifurcation, or divergence of performance, within the municipal market largely resulted from the continued financial troubles for monoline municipal bond insurers. For many years, these companies — which insure municipal bond principal and interest payments — received AAA ratings from the major credit rating agencies. As a result, many investors were willing to buy lower-quality bonds as long as they carried this AAA-rated insurance guarantee. Beginning in 2007, however, as credit conditions worsened, many of these monoline insurance companies saw their credit ratings cut dramatically.

Severe capitalization constraints within the investment banking community compounded the municipal markets’ problems during approximately the first half of the fiscal period. Once investment banks’ capital positions were compromised, most banks were less willing to provide liquidity to help bolster the municipal market.

With municipal bond yields high and their prices at historic lows (bond yields and prices move in opposite directions), investors slowly began to return to the tax-exempt bond market beginning in mid-December 2008. At first, they favored highly rated bonds generally associated with minimal credit risk. By the year’s second calendar quarter, as optimism about the economy grew, municipal bond issuance began to grow, and for the first time in months we began to see increased new supply that stemmed from lower-rated, higher-yielding deals.

In this environment, lower-rated bonds generally enjoyed more-favorable performance, and even rallied in the summer months. Credit spreads — which can be interpreted as the additional income paid to investors in exchange for investing in riskier bonds — narrowed sharply from their peak in early January, indicating some initial easing of the general risk aversion that characterized fixed income markets for so long.

Besides generally avoiding credit risk, many municipal bond investors sought to minimize interest rate risk as well during the period. This was indicated by the fact that the yield curve, or the difference in yield offered by shorter-dated AAA-rated general obligation bonds relative to comparable longer-dated issues, rose steadily during the fiscal period. In fact, it reached a high of nearly four percentage points in August 2009 — almost double the historical average. (Source: Barclays Capital.)

Tactical portfolio shifts

Entering the reporting period, we sought to take advantage of market conditions by positioning the Funds more conservatively. We were emphasizing higher-rated securities as well as those with intermediate maturities.

Beginning early in 2009 and continuing through the end of the fiscal period, we became somewhat more confident, as we perceived a positive shift in the outlook for municipal bonds. Believing that municipal bond investors were being unusually well compensated for taking on credit risk, we began to selectively invest more of the Funds’ assets in lower-rated, higher-yielding bonds. Where appropriate, we also sold some of our intermediate-dated holdings and increasingly focused on longer-dated

4

issues — an approach that enabled us to lock higher interest rates into the portfolios for an extended time.

Our approach during approximately the second half of the fiscal year (selectively investing across the credit spectrum) is more representative of how we manage the Funds during more-normalized market conditions. We are bottom-up investors, meaning that we evaluate securities one by one, based on thorough fundamental research to help ensure our comfort with the credit quality of each issuer. We believe that this approach may enable us to uncover value potential that investors with less experience or a less rigorous dedication to research might not be able to identify.

We believe this shift in Fund positioning was well timed. Early on, when the Funds emphasized higher-quality, intermediate-maturity debt, the securities we owned were often less effected by the worst of the market turmoil. As we gradually positioned the funds more aggressively in a more favorable investment environment, we generally benefited from having the types of fundamentally solid, yet higher-than-average yielding bonds that we have historically favored.

Notable sectors and securities

Many of the best-performing sectors in all three funds were those with a large proportion of high-quality bonds. For example, all of the portfolios benefited from their exposure to pre-refunded issues. These securities are found on the short end of the yield curve and have historically faced little if any credit risk. This is because they are backed by the invested debt proceeds of a second bond issue, which typically consists of U.S. Treasury securities. Given investors’ tremendous risk aversion during the period, Treasurys performed extremely well, boosting the performance of our pre-refunded holdings.

Other sectors with predominantly higher-quality issuance added to performance as well. In Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund, for example, the water/sewer bond sector contributed to returns. Bonds from this category have generally been able to withstand the highly challenging economic environment as they are used to fund projects of an essential nature.

Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund benefited from their allocation to state single-family housing bonds, which are exempt from the alternative minimum tax (AMT). These bonds were helped by their backing by federal agencies as well as from the relative scarcity of AMT-exempt bonds.

On the negative side, the industrial development revenue (IDR) bond category — which consists of corporate-backed bonds — was a notable source of underperformance. IDR bonds had a particularly negative impact on Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund. Bonds in this sector tend to be lower-rated, which on the whole for the year was a negative characteristic in the risk-averse municipal market of the period.

All three Funds saw negative performance from the healthcare sector, which includes two primary bond categories — hospitals and continuing care retirement communities (CCRCs). The difficult housing market combined with the broader economic

5

Portfolio management review
Delaware Minnesota Municipal Bond Funds

recession hurt CCRCs, as it has left fewer individuals able to afford residency in these facilities. Delaware Tax-Free Minnesota Fund’s position in Woodbury, Minn., CCRC holdings was a notable underperformer, while the Eventide CCRC in Moorhead, Minn., was a negative for Delaware Tax-Free Minnesota Intermediate Fund.

Even though the healthcare sector was a source of negative results overall, one of the best individual performers in Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund was an A-rated Minnesota hospital bond issue, Fairview Health Services. We added this credit to the Tax-Free Minnesota Fund in April 2009, and to the Minnesota High-Yield Municipal Bond Fund in October 2008. In both cases, we felt the issue was offering very attractive values for our shareholders. The bond’s price gained strongly as the period progressed.

Several individual land-transaction bonds — also commonly known as “dirt bonds” — also detracted from total returns. These securities, which help finance property developments, tended to struggle in the wake of the housing market’s boom and subsequent decline. Both Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund were significantly hurt by their holdings of bonds issued to fund Ivy Tower in Minneapolis. Many of Ivy Tower’s condominium units went unsold, as it was a victim of the poor housing market. Both Funds were also hurt by their positions in Saint Anthony Falls development bonds, another Minneapolis condo conversion project. These securities fell in value as investor pessimism about the land-transaction sector grew. However, we note that all of the condos in this project were fully sold, and we feel that the bonds were unfairly tarnished by the overall troubles in the sector.

6

Performance summaries
Delaware Tax-Free Minnesota Fund	Aug. 31, 2009

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Tax-Free Minnesota Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

A rise or fall in interest rates can have a significant impact on bond prices and the net asset value (NAV) of the Fund. Funds that invest in bonds can lose their value as interest rates rise, and an investor can lose principal.

Fund performance	Average annual total returns through Aug. 31, 2009
	1 year	5 years	10 years	Lifetime
Class A (Est. Feb 27, 1984)
Excluding sales charge	+5.04%	+3.84%	+4.95%	+6.97%
Including sales charge	+0.32%	+2.90%	+4.47%	+6.78%
Class B (Est. March 11, 1995)
Excluding sales charge	+4.26%	+3.07%	+4.32%	+4.85%
Including sales charge	+0.26%	+2.81%	+4.32%	+4.85%
Class C (Est. May 4, 1994)
Excluding sales charge	+4.25%	+3.08%	+4.18%	+4.48%
Including sales charge	+3.25%	+3.08%	+4.18%	+4.48%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for all classes during the periods shown in the Fund performance chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expenses” chart. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on pages 7 through 9.) Performance would have been lower had the expense limitation not been in effect.

7

Performance summaries
Delaware Tax-Free Minnesota Fund

The Fund offers Class A, B, and C shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%, and have an annual distribution and service fee of up to 0.25% of average daily net assets.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax that applies to certain investors. Capital gains, if any, are taxable.

Funds that invest primarily in a specific state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees from Jan. 1, 2009, through Dec. 31, 2009. Please see the most recent prospectus for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	1.11%	1.86%	1.86%
(without fee waivers)
Net expenses[1]	1.10%	1.85%	1.85%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

1 Total expenses and total expenses prior to fees waived and expenses paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Delaware Tax-Free Minnesota Fund’s participation in inverse floater programs.

8

Performance of a $10,000 investment

Average annual total returns from Aug. 31, 1999, through Aug. 31, 2009

For period beginning Aug. 31, 1999, through Aug. 31, 2009	Starting value	Ending value
Barclays Capital Municipal Bond Index	$10,000	$16,924
Delaware Tax-Free Minnesota Fund — Class A Shares	$9,550	$15,473

The chart assumes $10,000 invested in the Fund on Aug. 31, 1999, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summary” section of this report, which includes pages 7 through 9.

The chart also assumes $10,000 invested in the Barclays Capital Municipal Bond Index as of Aug. 31, 1999. The Barclays Capital Municipal Bond Index, formerly the Lehman Brothers Municipal Bond Index, measures the total return performance of the long-term, investment grade tax-exempt bond market.

An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Performance of other Fund classes will vary due to different charges and expenses.

The “Fund performance” chart and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

Past performance is not a guarantee of future results.

Stock symbols and CUSIP numbers
	Nasdaq symbols	CUSIPs
Class A	DEFFX	928918101
Class B	DMOBX	928928696
Class C	DMOCX	928918408

9

Performance summaries
Delaware Tax-Free Minnesota Intermediate Fund	Aug. 31, 2009

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Tax-Free Minnesota Intermediate Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

A rise or fall in interest rates can have a significant impact on bond prices and the net asset value (NAV) of the Fund. Funds that invest in bonds can lose their value as interest rates rise, and an investor can lose principal.

Fund performance	Average annual total returns through Aug. 31, 2009
	1 year	5 years	10 years	Lifetime
Class A (Est. Oct. 27, 1985)
Excluding sales charge	+4.67%	+3.79%	+4.58%	+5.22%
Including sales charge	+1.82%	+3.21%	+4.29%	+5.10%
Class B (Est. Aug. 15, 1995)
Excluding sales charge	+3.79%	+2.91%	+4.13%	+4.16%
Including sales charge	+1.79%	+2.91%	+4.13%	+4.16%
Class C (Est. May 4, 1994)
Excluding sales charge	+3.78%	+2.91%	+3.71%	+3.72%
Including sales charge	+2.78%	+2.91%	+3.71%	+3.72%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for all classes during the periods shown in the Fund performance chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expenses” chart. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on pages 10 through 12.) Performance would have been lower had the expense limitation not been in effect.

10

The Fund offers Class A, B, and C shares. Class A shares are sold with a maximum front–end sales charge of up to 2.75%, and have an annual distribution and service fee of up to 0.25% of average daily net assets.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 2.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Ten–year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately five years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax that applies to certain investors. Capital gains, if any, are taxable.

Funds that invest primarily in a specific state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees from Jan. 1, 2009, through Dec. 31, 2009. Please see the most recent prospectus for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.95%	1.70%	1.70%
(without fee waivers)
Net expenses	0.75%	1.60%	1.60%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

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Performance summaries
Delaware Tax-Free Minnesota Intermediate Fund

Performance of a $10,000 investment

Average annual total returns from Aug. 31, 1999, through Aug. 31, 2009

For period beginning Aug. 31, 1999, through Aug. 31, 2009	Starting value	Ending value
Barclays Capital 3–15 Year Municipal Bond Index	$10,000	$16,917
Delaware Tax-Free Minnesota Intermediate Fund — Class A Shares	$9,725	$15,206

The chart assumes $10,000 invested in the Fund on Aug. 31, 1999, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summary” section of this report, which includes pages 10 through 12.

The chart also assumes $10,000 invested in the Barclays Capital 3–15 Year Municipal Bond Index as of Aug. 31, 1999. The Barclays Capital 3–15 Year Municipal Bond Index, formerly the Lehman Brothers 3–15 Year Municipal Bond Index, measures the total return performance of investment grade, U.S. tax-exempt bonds with maturities from 2 to 17 years.

An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Performance of other Fund classes will vary due to different charges and expenses.

The “Fund performance” chart and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

Past performance is not a guarantee of future results.

Stock symbols and CUSIP numbers
	Nasdaq symbols	CUSIPs
Class A	DXCCX	928930106
Class B	DVSBX	928928399
Class C	DVSCX	928930205

12

Delaware Minnesota High-Yield Municipal Bond Fund	Aug. 31, 2009

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Minnesota High-Yield Municipal Bond Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

A rise or fall in interest rates can have a significant impact on bond prices and the net asset value (NAV) of the Fund. Funds that invest in bonds can lose their value as interest rates rise, and an investor can lose principal.

Fund performance	Average annual total returns through Aug. 31, 2009
	1 year	5 years	10 years	Lifetime
Class A (Est. June 4, 1996)
Excluding sales charge	+3.63%	+3.70%	+4.81%	+5.26%
Including sales charge	-1.02%	+2.75%	+4.33%	+4.89%
Class B (Est. June 12, 1996)
Excluding sales charge	+2.86%	+2.92%	+4.17%	+4.96%
Including sales charge	-1.10%	+2.66%	+4.17%	+4.96%
Class C (Est. June 7, 1996)
Excluding sales charge	+2.85%	+2.94%	+4.03%	+4.48%
Including sales charge	+1.86%	+2.94%	+4.03%	+4.48%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for all classes during the periods shown in the Fund performance chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expenses” chart. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on pages 13 through 15.) Performance would have been lower had the expense limitation not been in effect.

13

Performance summaries
Delaware Minnesota High-Yield Municipal Bond Fund

The Fund offers Class A, B, and C shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%, and have an annual distribution and service fee of up to 0.25% of average daily net assets.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax that applies to certain investors. Capital gains, if any, are taxable.

Funds that invest primarily in a specific state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees from Jan. 1, 2009, through Dec. 31, 2009. Please see the most recent prospectus for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.97%	1.72%	1.72%
(without fee waivers)
Net expenses	0.89%	1.64%	1.64%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

14

Performance of a $10,000 investment

Average annual total returns from Aug. 31, 1999, through Aug. 31, 2009

For period beginning Aug. 31, 1999, through Aug. 31, 2009	Starting value	Ending value
Barclays Capital Municipal Bond Index	$10,000	$16,924
Delaware Minnesota High-Yield Municipal Bond Fund — Class A Shares	$9,550	$15,255

The chart assumes $10,000 invested in the Fund on Aug. 31, 1999, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summary” section of this report, which includes pages 13 through 15.

The chart also assumes $10,000 invested in the Barclays Capital Municipal Bond Index as of Aug. 31, 1999. The Barclays Capital Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Performance of other Fund classes will vary due to different charges and expenses.

The “Fund performance” chart and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

Past perfromance is not a guarantee of future results.

Stock symbols and CUSIP numbers
	Nasdaq symbols	CUSIPs
Class A	DVMHX	928928316
Class B	DVMYX	928928290
Class C	DVMMX	928928282

15

Disclosure of Fund expenses
For the period March 1, 2009 to August 31, 2009

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009 to August 31, 2009.

Actual expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

16

Delaware Tax-Free Minnesota Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/09	8/31/09	Expense Ratio	3/1/09 to 8/31/09*
Actual Fund return
Class A	$1,000.00	$1,057.40	0.91%	$4.72
Class B	1,000.00	1,053.40	1.66%	8.59
Class C	1,000.00	1,053.30	1.66%	8.59
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.62	0.91%	$4.63
Class B	1,000.00	1,016.84	1.66%	8.44
Class C	1,000.00	1,016.84	1.66%	8.44

Delaware Tax-Free Minnesota Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/09	8/31/09	Expense Ratio	3/1/09 to 8/31/09*
Actual Fund return
Class A	$1,000.00	$1,040.90	0.75%	$3.86
Class B	1,000.00	1,036.40	1.60%	8.21
Class C	1,000.00	1,036.40	1.60%	8.21
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.42	0.75%	$3.82
Class B	1,000.00	1,017.14	1.60%	8.13
Class C	1,000.00	1,017.14	1.60%	8.13

17

Disclosure of Fund expenses

Delaware Minnesota High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/09	8/31/09	Expense Ratio	3/1/09 to 8/31/09*
Actual Fund return
Class A	$1,000.00	$1,082.10	0.89%	$4.67
Class B	1,000.00	1,076.90	1.64%	8.59
Class C	1,000.00	1,077.90	1.64%	8.59
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.72	0.89%	$4.53
Class B	1,000.00	1,016.94	1.64%	8.34
Class C	1,000.00	1,016.94	1.64%	8.34

*“Expenses Paid During Period” are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

18

Sector allocations and credit quality breakdowns
Delaware Tax-Free Minnesota Fund	As of August 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	99.34%
Corporate-Backed Revenue Bonds	3.79%
Education Revenue Bonds	5.71%
Electric Revenue Bonds	7.84%
Escrowed to Maturity Bonds	9.23%
Health Care Revenue Bonds	13.69%
Housing Revenue Bonds	7.45%
Lease Revenue Bonds	3.49%
Local General Obligation Bonds	22.01%
Pre-Refunded Bonds	17.98%
Special Tax Revenue Bonds	3.69%
State General Obligation Bonds	2.85%
Transportation Revenue Bonds	1.13%
Water & Sewer Revenue Bonds	0.48%
Short-Term Investments	0.11%
Total Value of Securities	99.45%
Receivables and Other Assets Net of Liabilities	0.55%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	27.75%
AA	30.00%
A	22.71%
BBB	10.39%
BB	2.25%
Not Rated	6.90%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

19

Sector allocations and credit quality breakdowns
Delaware Tax-Free Minnesota Intermediate Fund	As of August 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	97.93%
Corporate-Backed Revenue Bonds	1.84%
Education Revenue Bonds	10.32%
Electric Revenue Bonds	5.63%
Escrowed to Maturity Bond	1.36%
Health Care Revenue Bonds	11.29%
Housing Revenue Bonds	4.30%
Lease Revenue Bonds	2.05%
Local General Obligation Bonds	28.37%
Pre-Refunded Bonds	9.36%
Special Tax Revenue Bonds	9.49%
State General Obligation Bonds	7.70%
Transportation Revenue Bonds	1.46%
Water & Sewer Revenue Bonds	4.76%
Short-Term Investment	0.32%
Total Value of Securities	98.25%
Receivables and Other Assets Net of Liabilities	1.75%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	33.23%
AA	34.29%
A	17.67%
BBB	7.81%
BB	1.24%
Not Rated	5.76%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

20

Delaware Minnesota High-Yield Muni Bond Fund	As of August 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	97.94%
Corporate-Backed Revenue Bonds	3.16%
Education Revenue Bonds	8.99%
Electric Revenue Bonds	6.32%
Health Care Revenue Bonds	26.50%
Housing Revenue Bonds	13.15%
Lease Revenue Bonds	1.05%
Local General Obligation Bonds	11.99%
Pre-Refunded Bonds	9.62%
Special Tax Revenue Bonds	7.95%
State General Obligation Bonds	3.40%
Transportation Revenue Bond	1.46%
Water & Sewer Revenue Bonds	4.35%
Short-Term Investment	0.04%
Total Value of Securities	97.98%
Receivables and Other Assets Net of Liabilities	2.02%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	17.32%
AA	21.98%
A	23.81%
BBB	17.36%
BB	2.87%
Not Rated	16.66%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

21

Statements of net assets
Delaware Tax-Free Minnesota Fund	August 31, 2009

	Principal amount	Value
Municipal Bonds – 99.34%
Corporate-Backed Revenue Bonds – 3.79%
Cloquet Pollution Control Revenue Refunding
(Potlatch Project) 5.90% 10/1/26	$6,500,000	$4,700,670
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	7,357,840
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A 5.20% 6/1/27	7,265,000	6,279,430
Seaway Port Authority of Duluth Industrial
Development Dock & Wharf Revenues
(Cargill Project) Series E 6.125% 11/1/14	4,500,000	4,518,090
		22,856,030
Education Revenue Bonds – 5.71%
Minnesota Colleges & Universities Revenue Fund Series A
5.00% 10/1/22 (FSA)	5,135,000	5,329,360
5.00% 10/1/28	8,900,000	9,529,942
5.00% 10/1/29 (NATL-RE)	5,665,000	5,921,341
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,234,675
Series 6-J1 5.00% 5/1/36	2,225,000	2,018,275
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,199,475
(Carleton College) Series 6-T 5.00% 1/1/28	1,000,000	1,050,680
(University of St. Thomas University)
Series 6-X 5.25% 4/1/39	5,000,000	5,118,750
St. Cloud Housing & Redevelopment Authority Revenue
(State University Foundation Project) 5.00% 5/1/23	2,000,000	2,060,220
		34,462,718
Electric Revenue Bonds – 7.84%
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.00% 10/1/30	3,000,000	3,028,050
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/35	3,000,000	3,020,190
Series A
5.00% 10/1/34	6,250,000	6,297,125
5.125% 10/1/29	3,000,000	3,066,450

22

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System
Revenue Refunding
Series A 5.00% 1/1/14 (ASSURED GTY)	$1,000,000	$1,099,870
5.00% 1/1/16 (ASSURED GTY)	3,000,000	3,334,470
Series B 4.75% 1/1/20 (AMBAC)	2,500,000	2,521,025
Puerto Rico Electric Power Authority Revenue
Refunding Series GG 4.75% 7/1/21 (FSA)	1,000,000	1,002,120
Series TT 5.00% 7/1/37	2,500,000	2,339,600
Series WW 5.50% 7/1/38	4,800,000	4,809,600
Southern Minnesota Municipal Power Agency Supply
System Revenue Series A
5.25% 1/1/14 (AMBAC)	4,000,000	4,433,320
5.25% 1/1/15 (AMBAC)	8,900,000	9,935,604
^Capital Appreciation
4.44% 1/1/25 (NATL-RE)	5,000,000	2,419,650
		47,307,074
Escrowed to Maturity Bonds – 9.23%
Dakota - Washington Counties Housing &
Redevelopment Authority Single Family
Residential Mortgage Revenue
8.15% 9/1/16 (GNMA) (NATL-RE) (AMT)	405,000	542,907
(Anoka County) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	12,792,690
(Bloomington Mortgage) Refunding Series B
8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	14,115,000	20,423,275
Southern Minnesota Municipal Power Agency Supply
System Revenue Refunding Series B
5.50% 1/1/15 (AMBAC)	990,000	1,049,549
University of Minnesota Series A
5.50% 7/1/21	12,500,000	14,702,750
5.75% 7/1/18	3,840,000	4,732,723
Western Minnesota Municipal Power Agency Supply
Revenue Series A
6.60% 1/1/10	440,000	449,174
9.75% 1/1/16 (NATL-RE)	715,000	993,600
		55,686,668

23

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds – 13.69%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.60% 2/1/32	$2,100,000	$1,579,284
Apple Valley Economic Development Authority Health
Care Revenue (Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	2,700,000	2,030,211
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/24 (RADIAN)	740,000	691,774
5.00% 9/1/31 (RADIAN)	500,000	442,145
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,500,000	2,518,450
Maple Grove Health Care System Revenue
(Maple Grove Hospital) 5.25% 5/1/37	2,950,000	2,649,189
Minneapolis Health Care Facility Revenue
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	787,878
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	3,000,000	3,311,610
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,287,265
Series D
5.00% 11/15/30 (AMBAC)	2,500,000	2,414,225
5.00% 11/15/34 (AMBAC)	10,750,000	10,090,379
Minneapolis - St. Paul Housing & Redevelopment
Authority Health Care System Revenue
(Health Partners Obligation Group Project)
5.875% 12/1/29	1,000,000	950,540
Minnesota Agricultural & Economic
Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,466,541
(Fairview Health Care System)
Un-Refunded Balance Series A
5.75% 11/15/26 (NATL-RE)	180,000	179,984
6.375% 11/15/29	15,000	15,224
Northfield Hospital Revenue 5.375% 11/1/26	3,785,000	3,468,801
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.10% 9/1/25	2,000,000	1,845,520
5.25% 9/1/34	7,000,000	6,217,190

24

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Sherburne County Health Care Facilities Revenue
(Guardian Angels Health Services) 5.55% 10/1/36	$1,500,000	$1,073,220
St. Cloud Health Care Revenue (Centracare Health
System Project) Series D Remarketing
5.50% 5/1/39 (ASSURED GTY)	6,000,000	6,132,660
St. Louis Park Health Care Facilities Revenue Refunding
(Park Nicollet Health Services) Series C
5.50% 7/1/23	3,000,000	3,075,690
5.75% 7/1/30	5,000,000	5,075,600
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/18 (NATL-RE)	5,720,000	5,953,891
(Health Partners Obligation Group Project)
5.25% 5/15/36	7,900,000	6,788,469
St. Paul Housing & Redevelopment Authority
Hospital Revenue (Health East Project)
6.00% 11/15/30	4,000,000	3,339,640
6.00% 11/15/35	4,340,000	3,544,652
Series A 5.70% 11/1/15	1,150,000	1,100,654
St. Paul Housing & Redevelopment Authority
Multifamily Housing Revenue Refunding
(Marion Center Project) Series A
5.30% 11/1/30	500,000	354,725
5.375% 5/1/43	500,000	341,550
Stillwater Health Care Revenue (Health System
Obligation Group) 5.00% 6/1/35	1,000,000	887,530
Washington County Housing & Redevelopment Authority
Revenue (Health East Project) 5.50% 11/15/27	1,000,000	831,120
Willmar (Rice Memorial Hospital Project)
5.00% 2/1/22 (FSA)	1,000,000	1,065,770
5.00% 2/1/25 (FSA)	1,000,000	1,027,710
		82,539,091
Housing Revenue Bonds – 7.45%
Brooklyn Center Multifamily Housing Revenue Refunding
(Shingle Creek) 5.40% 5/20/43 (GNMA) (AMT)	1,000,000	987,670
Dakota County Housing & Redevelopment Authority Single
Family Mortgage Revenue
5.85% 10/1/30 (GNMA) (FNMA) (AMT)	119,000	119,046

25

Statements of net assets
Delaware Tax-Free Minnesota Fund

		Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
@	Hutchinson Multifamily Housing Revenue
	(Evergreen Apartments Project)
	5.75% 11/1/28 (HUD Section 8)	$765,000	$569,619
	Minneapolis Multifamily Housing Revenue
	(Bottineau Commons Project)
	5.45% 4/20/43 (GNMA) (AMT)	1,500,000	1,493,010
	(Grant Street Apartments Project) Series A 7.25% 11/1/29	750,000	698,970
	(Seward Towers Project) 5.00% 5/20/36 (GNMA)	8,000,000	7,941,040
	(Sumner Field) Series A 5.50% 11/20/26 (GNMA) (AMT)	905,000	915,815
	(Trinity Apartments) Refunding Series A
	6.75% 5/1/21 (HUD Section 8)	1,575,000	1,452,985
	Minnesota Housing Finance Agency Rental Housing
	Revenue Series C-2 5.95% 2/1/15 (AMBAC)	1,495,000	1,497,885
	Minnesota Housing Finance Agency Residential Housing
	Series A 5.30% 7/1/19	470,000	479,170
	Series B-1 5.35% 1/1/33 (AMT)	2,750,000	2,720,878
	•Series D 4.80% 7/1/38 (AMT)	2,500,000	2,228,400
	Series I 4.85% 7/1/38 (AMT)	2,000,000	1,799,640
	Series I 5.15% 7/1/38 (AMT)	5,530,000	5,266,606
	Series L 5.10% 7/1/38 (AMT)	9,910,000	9,312,129
	Series M 4.875% 7/1/37 (AMT)	4,500,000	4,089,375
	Single Family Mortgage Series J 5.90% 7/1/28 (AMT)	345,000	345,597
@	St. Cloud Housing & Redevelopment Authority
	Multifamily Housing Revenue (Sterling Heights
	Apartments Project) 7.55% 4/1/39 (AMT)	1,000,000	818,580
@	Washington County Housing & Redevelopment
	Authority Governmental Revenue Refunding
	(Briar Pond Project) Series C 7.25% 8/20/34	925,000	724,580
	White Bear Lake Multifamily Revenue Refunding
	(Lake Square) Series A 5.875% 2/1/15 (FHA)	740,000	741,369
	Willmar Housing & Redevelopment Authority Multifamily
	Housing Revenue (Highland Apartments)
	5.85% 6/1/19 (HUD Section 8)	785,000	732,107
			44,934,471
Lease Revenue Bonds – 3.49%
	Minneapolis Special School District #001 Series A
	5.00% 2/1/18 (FSA)	1,545,000	1,639,940
	5.00% 2/1/19 (FSA)	1,535,000	1,629,326
	5.00% 2/1/20 (FSA)	1,690,000	1,793,851

26

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Un-Refunded Balance Series D 5.25% 7/1/36	$1,070,000	$939,064
St. Paul Port Authority Lease Revenue
(Cedar Street Office Building Project)
5.00% 12/1/22	2,500,000	2,594,250
5.25% 12/1/27	3,840,000	3,966,950
Series 3-12 5.125% 12/1/27	3,000,000	3,112,710
(Robert Street Office Building Project)
Series 3-11 4.75% 12/1/23	2,000,000	2,059,720
Series 3-11 5.00% 12/1/27	2,500,000	2,581,850
Series 9 5.25% 12/1/27	725,000	748,969
		21,066,630
Local General Obligation Bonds – 22.01%
Anoka County Capital Improvement Series A
5.00% 2/1/19	1,270,000	1,475,981
5.00% 2/1/22	500,000	561,630
Big Lake Independent School District #727 Series A
5.00% 2/1/17 (FSA)	1,040,000	1,058,002
5.00% 2/1/20 (FSA)	1,000,000	1,017,310
Bloomington Independent School District #271
Series B 5.00% 2/1/17	5,300,000	5,391,743
Centennial Independent School District #012
Series A 5.00% 2/1/18 (FSA)	1,270,000	1,372,578
Dakota County Capital Improvement Series A
4.75% 2/1/26	1,000,000	1,013,780
Dakota County Community Development Agency
(Senior Housing Facilities) 5.00% 1/1/21	1,275,000	1,315,405
Farmington Independent School District #192 Series B
5.00% 2/1/27 (FSA)	10,705,000	11,306,727
^Capital Appreciation 5.34% 2/1/21 (FSA)	1,500,000	880,125
^Capital Appreciation 5.424% 2/1/20 (FSA)	1,650,000	1,021,119
Hennepin County Regional Railroad Authority
5.00% 12/1/31	4,030,000	4,073,524
Lakeville Independent School District #194
^Capital Appreciation Series B 5.45% 2/1/19 (FSA)	8,000,000	4,883,200
Series A 4.75% 2/1/22 (FSA)	6,850,000	7,113,246

27

Statements of net assets
Delaware Tax-Free Minnesota Fund

		Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
^	Mahtomedi Independent School District #832
	Capital Appreciation Series B 5.90% 2/1/14 (NATL-RE)	$1,540,000	$1,384,783
	Metropolitan Council Minneapolis-St. Paul
	Metropolitan Area Waste Water Treatment
	Series B 5.00% 12/1/21	1,200,000	1,331,844
	Series C
	5.00% 3/1/16	2,440,000	2,837,232
	5.00% 3/1/28	5,000,000	5,319,000
	Minneapolis Library 5.00% 12/1/25	1,500,000	1,561,500
	Morris Independent School District #769 Building
	5.00% 2/1/24 (NATL-RE)	4,875,000	5,400,915
	Mounds View Independent School District #621 Series A
	5.00% 2/1/20 (NATL-RE)	2,970,000	3,152,507
	5.375% 2/1/24 (FGIC)	6,170,000	6,524,035
	New Brighton Tax Increment Series A
	5.00% 2/1/27 (NATL-RE)	1,000,000	1,065,580
	Osseo Independent School District #279 Series A
	5.00% 2/1/21 (FSA)	3,570,000	3,789,377
	Prior Lake Independent School District #719 Series B
	5.00% 2/1/19 (FSA)	3,145,000	3,404,714
	Ramsey County State Aid Series C 5.00% 2/1/28	1,060,000	1,098,987
	Robbinsdale Independent School District #281
	5.00% 2/1/21 (FSA)	1,310,000	1,397,181
	Rockford Independent School District #883
	5.60% 2/1/21 (FSA)	3,210,000	3,273,558
	5.625% 2/1/23 (FSA)	7,020,000	7,159,768
^	Rosemount Independent School District #196
	Capital Appreciation Series B
	5.85% 4/1/10 (FSA)	2,240,000	2,229,203
	5.931% 4/1/11 (FSA)	2,600,000	2,547,194
	5.961% 4/1/12 (FSA)	1,850,000	1,769,026
	6.008% 4/1/13 (FSA)	1,915,000	1,779,092
^	Sartell Independent School District #748
	Capital Appreciation Refunding Series B
	5.976% 2/1/13 (NATL-RE)	540,000	498,420
	6.100% 2/1/15 (NATL-RE)	1,075,000	901,796
	6.15% 2/1/16 (NATL-RE)	1,750,000	1,397,095

28

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
^ Sauk Rapids Independent School District #047 Series B
5.983% 2/1/15 (FSA)	$2,700,000	$2,085,372
6.083% 2/1/17 (FSA)	2,245,000	1,534,592
South Washington County Independent School
District #833 Series A
4.75% 2/1/25	2,500,000	2,658,350
4.75% 2/1/26	3,600,000	3,807,036
4.75% 2/1/27	2,300,000	2,417,139
5.60% 2/1/20 (NATL-RE)	6,880,000	7,016,224
St. Michael Independent School District #885
5.00% 2/1/20 (FSA)	1,970,000	2,129,117
5.00% 2/1/27 (FSA)	3,435,000	3,712,445
St. Peter’s Hospital Series A 5.00% 9/1/24 (NATL-RE)	1,905,000	1,943,214
Todd Morrison Cass & Wadena Counties United
Hospital District (Health Care Facilities-Lakewood)
5.00% 12/1/21	2,000,000	2,069,880
5.125% 12/1/24	1,000,000	1,030,280
		132,710,826
§Pre-Refunded Bonds – 17.98%
Chaska Electric Revenue Series A 6.00% 10/1/25-10	1,000,000	1,057,940
Duluth Economic Development Authority
Health Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)
5.25% 2/15/33-14	10,000,000	11,403,000
5.50% 2/15/23-14	1,000,000	1,150,920
Hopkins Housing & Redevelopment Authority
(Public Works & Fire Station) Series A
5.00% 2/1/23-13 (NATL-RE)	1,210,000	1,356,579
Marshall Medical Center Gross Revenue (Weiner Memorial
Medical Center Project) 6.00% 11/1/28-09	1,000,000	1,008,760
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	17,300,000	19,744,143
(Fairview Health Services) Series A 5.625% 5/15/32-12	16,925,000	19,098,170
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue
Series A 5.25% 1/1/32-11 (FGIC)	5,000,000	5,298,950
Series C 5.25% 1/1/32-11 (FGIC)	8,845,000	9,373,843

29

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Minnesota Agricultural & Economic Development Revenue
(Fairview Health Care System)
Series A 6.375% 11/15/29-10	$485,000	$521,812
Minnesota State 5.00% 11/1/20-10 (FSA)	13,675,000	14,334,135
Rochester Electric Utilities Revenue 5.25% 12/1/30-10	4,915,000	5,192,009
Southern Minnesota Municipal Power Agency Supply
Revenue Series A
5.75% 1/1/18-13	3,790,000	4,081,262
5.75% 1/1/18-13 (AMBAC)	670,000	721,490
5.75% 1/1/18-13 (NATL-RE)	1,000,000	1,076,850
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B
5.25% 7/1/30-14	9,420,000	10,727,967
5.50% 7/1/25-14	2,000,000	2,300,500
		108,448,330
Special Tax Revenue Bonds – 3.69%
Hennepin County Sales Revenue
(Second Lien - Ballpark Project) Series B
5.00% 12/15/19	2,100,000	2,375,499
5.00% 12/15/20	1,000,000	1,120,350
5.00% 12/15/24	1,150,000	1,251,626
Minneapolis Tax Increment Revenue Refunding
(St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	687,100
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series K 5.00% 7/1/30	5,605,000	5,010,309
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue Series B 5.00% 7/1/46	4,000,000	3,323,520
Puerto Rico Sales Tax Financing Corporation
Sales Tax Revenue First Subordinate Series A
•5.00% 8/1/39	925,000	946,849
5.75% 8/1/37	5,620,000	5,777,921
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan) Series A
5.25% 10/1/22	1,785,000	1,760,028
		22,253,202

30

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds – 2.85%
Minnesota State
5.00% 10/1/15	$5,000,000	$5,822,350
5.00% 8/1/21	2,400,000	2,598,840
Series A 5.00% 12/1/21	5,000,000	5,755,450
Puerto Rico Commonwealth Public Improvement
Un-Refunded Balance
Series A 5.00% 7/1/34	1,670,000	1,473,257
Series B 5.00% 7/1/35	575,000	505,391
Puerto Rico Government Development Bank
Senior Notes Series B 5.00% 12/1/14	1,000,000	1,014,580
		17,169,868
Transportation Revenue Bonds – 1.13%
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue Series A
5.00% 1/1/15 (AMT)	3,095,000	3,189,645
5.00% 1/1/22 (NATL-RE)	2,000,000	2,045,420
5.25% 1/1/16 (NATL-RE)	1,460,000	1,550,520
		6,785,585
Water & Sewer Revenue Bonds – 0.48%
Minnesota Public Facilities Authority Drinking Water
Revenue Series B 5.25% 3/1/13	1,500,000	1,694,940
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding Series B 5.00% 3/1/19	1,000,000	1,170,032
		2,864,972
Total Municipal Bonds (cost $582,181,593)		599,085,465

	Number of shares
Short-Term Investments – 0.11%
Money Market Instrument – 0.09%
Federated Minnesota Municipal Cash Trust	553,820	553,820
		553,820

	Principal amount
Variable Rate Demand Note – 0.02%
University of Minnesota Series C 0.20% 12/1/36	$100,000	100,000
		100,000
Total Short-Term Investments (cost $653,820)		653,820

31

Statements of net assets
Delaware Tax-Free Minnesota Fund

Total Value of Securities – 99.45%
(cost $582,835,413)	$599,739,285
Receivables and Other Assets
Net of Liabilities – 0.55%	3,333,220
Net Assets Applicable to 49,484,763
Shares Outstanding – 100.00%	$603,072,505

Net Asset Value – Delaware Tax-Free Minnesota Fund
Class A ($559,392,714 / 45,909,709 Shares)	$12.18
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class B ($9,506,019 / 779,525 Shares)	$12.19
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class C ($34,173,772 / 2,795,529 Shares)	$12.22

Components of Net Assets at August 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$586,243,181
Distributions in excess of net investment income	(144,872)
Accumulated net realized gain on investments	70,324
Net unrealized appreciation of investments	16,903,872
Total net assets	$603,072,505

^	Zero coupon security. The rate shown is the yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of August 31, 2009.
§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
@	Illiquid security. At August 31, 2009, the aggregate amount of illiquid securities was $2,112,779, which represented 0.35% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

32

Summary of abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FNMA — Federal National Mortgage Association Collateral
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance
VA — Veterans Administration Collateral

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Minnesota Fund
Net asset value Class A (A)	$12.18
Sales charge (4.50% of offering price) (B)	0.57
Offering price	$12.75

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

33

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2009

	Principal amount	Value
Municipal Bonds – 97.93%
Corporate-Backed Revenue Bonds – 1.84%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	$750,000	$689,798
Minneapolis Community Development Agency
(Limited Tax Common Bond Fund)
Series 4 6.20% 6/1/17 (AMT)	960,000	962,275
		1,652,073
Education Revenue Bonds – 10.32%
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28	1,000,000	1,070,780
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,056,290
(Macalester College) Series 6-P 4.25% 3/1/27	750,000	744,510
(St. Johns University) Series 6-U
4.40% 10/1/21	325,000	330,642
4.50% 10/1/23	265,000	268,882
(University of St. Thomas)
Series 5-Y 5.25% 10/1/19	1,590,000	1,685,432
Series 6-X 5.00% 4/1/24	1,000,000	1,048,810
St. Cloud Housing & Redevelopment Authority Revenue
(State University Foundation Project) 5.00% 5/1/23	1,000,000	1,030,110
University of Minnesota Series A 4.00% 4/1/15	310,000	338,309
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/18	1,500,000	1,675,170
		9,248,935
Electric Revenue Bonds – 5.63%
Chaska Electric Revenue Refunding (Generating Facilities)
Series A 5.25% 10/1/25	1,000,000	1,030,900
Northern Municipal Power Agency
5.00% 1/1/13 (ASSURED GTY)	1,200,000	1,309,008
Series A
5.00% 1/1/14 (ASSURED GTY)	510,000	560,934
5.00% 1/1/15 (ASSURED GTY)	1,000,000	1,107,730
Southern Municipal Power Agency Power Supply System
Series A 5.25% 1/1/30	1,000,000	1,034,990
		5,043,562

34

	Principal amount	Value
Municipal Bonds (continued)
Escrowed to Maturity Bond – 1.36%
University of Minnesota Series A 5.75% 7/1/16	$1,000,000	$1,217,320
		1,217,320
Health Care Revenue Bonds – 11.29%
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/31 (RADIAN)	650,000	574,789
Glencoe Health Care Facilities Revenue (Glencoe Regional
Health Services Project) 5.00% 4/1/31	1,000,000	853,980
Minneapolis Health Care System Revenue
(Fairview Health Services) Series A 6.625% 11/15/28	1,500,000	1,655,805
Minneapolis-St. Paul Housing & Redevelopment Authority
(Health Partners Obligation Group Project)
6.00% 12/1/17	850,000	872,296
Moorhead Economic Development Authority Multifamily
Housing Revenue Refunding
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	394,459
St. Cloud Minnesota Health Care Revenue (Centracare
Health System Project) 5.375% 5/1/31 (ASSURED GTY)	1,000,000	1,026,850
St. Louis Park Health Care Facilities Revenue Refunding
(Park Nicollet Health Services) Series C 5.625% 7/1/26	1,500,000	1,529,670
St. Paul Housing & Redevelopment Authority Health Care
Revenue (Allina Health System)
Series A 5.00% 11/15/14 (NATL-RE)	2,000,000	2,118,379
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project) Series B 5.85% 11/1/17	1,160,000	1,089,948
		10,116,176
Housing Revenue Bonds – 4.30%
Minneapolis Multifamily Housing Revenue Refunding
(Trinity Apartments)
Series A 6.75% 5/1/21 (HUD Section 8)	1,635,000	1,508,336
Minnesota Housing Finance Agency Residential Housing
•Series D 4.749% 7/1/32 (AMT)	750,000	705,143
Series I 5.10% 7/1/20 (AMT)	705,000	709,935
Series M 4.85% 7/1/31 (AMT)	1,000,000	933,060
		3,856,474

35

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds – 2.05%
Edina Housing & Redevelopment Authority Public Project
Revenue (Appropriate Lease Obligation)
5.125% 2/1/19	$1,000,000	$1,041,820
Virginia Housing & Redevelopment Authority Health Care
Facility Lease Revenue 5.25% 10/1/25	880,000	797,280
		1,839,100
Local General Obligation Bonds – 28.37%
Anoka County Capital Improvements
Series A 4.00% 2/1/17	1,175,000	1,281,808
Series C 5.00% 2/1/27	500,000	536,525
Anoka-Hennepin Independent School District #11
Refunding 5.00% 2/1/17	1,000,000	1,157,850
Big Lake Independent School District #727
Series C Refunding
5.00% 2/1/16 (FSA)	1,180,000	1,232,463
5.00% 2/1/17 (FSA)	1,000,000	1,044,460
Centennial Independent School District #012 Series A
5.00% 2/1/18 (FSA)	1,000,000	1,080,770
5.00% 2/1/20 (FSA)	750,000	810,578
Dakota County Capital Improvement Series A
4.75% 2/1/17	1,000,000	1,043,420
Duluth Independent School District #709 Revenue
Certificates of Participation
Series A 4.25% 2/1/20 (FSA)	1,710,000	1,836,693
Hennepin County Series B 4.75% 12/1/14	1,000,000	1,034,900
Hopkins Independent School District #270
5.125% 2/1/17 (FGIC)	2,000,000	2,167,439
Mankato Independent School District #77 (Formerly Blue
Earth County Independent School District #10)
4.125% 2/1/22	1,000,000	1,045,250
Metropolitan Council Minneapolis-St. Paul Metropolitan
Area Waste Water Treatment Series C
5.00% 3/1/16	560,000	651,168
5.00% 3/1/28	1,000,000	1,063,800
Minneapolis Various Purposes
4.00% 12/1/14	1,500,000	1,655,940
4.00% 12/1/23	1,500,000	1,534,260

36

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Osseo Independent School District #279
Series A 5.00% 2/1/21 (FSA)	$1,500,000	$1,592,175
South Washington County Independent School District #833
Series A 4.00% 2/1/22	750,000	774,075
Series B 5.00% 2/1/16 (FSA)	1,560,000	1,678,934
St. Paul Independent School District #625
(School Building) Series A 4.00% 2/1/15	1,020,000	1,115,982
White Bear Lake Independent School District #624
(Formerly Joint Independent Consolidated Ramsey
County School District #39 & Washington & Anoka
Counties School District #103) Series B 4.75% 2/1/22	1,000,000	1,089,010
		25,427,500
§Pre-Refunded Bonds – 9.36%
Duluth Economic Development Authority Health Care
Facilities Revenue (Benedictine Health System -
St. Mary’s Hospital) 5.25% 2/15/33-14	1,000,000	1,140,300
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	1,500,000	1,711,920
(Fairview Health Services) Series A 5.625% 5/15/32-12	1,750,000	1,974,699
Minneapolis -St. Paul Metropolitan Airports Commission
Revenue Series C 5.125% 1/1/20-11 (FGIC)	750,000	793,598
Minnesota Higher Education Facilities Authority Revenue
(College of Art & Design) Series 5-D 6.625% 5/1/20-10	1,000,000	1,040,050
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
Series B 5.50% 7/1/25-14	1,500,000	1,725,375
		8,385,942
Special Tax Revenue Bonds – 9.49%
Hennepin County Sales Tax Revenue (Second Lien-
Ballpark Project) Series B 5.00% 12/15/17	1,740,000	2,013,824
Minneapolis Art Center Facilities Revenue (Walker Art
Center Project) 5.125% 7/1/21	2,250,000	2,310,029
@ Minneapolis Tax Increment Revenue (Ivy Tower Project)
5.50% 2/1/22	415,000	303,062
Minnesota 911 Revenue (Public Safety Radio
Communication System Project)
4.00% 6/1/14 (ASSURED GTY)	1,370,000	1,485,765
4.25% 6/1/18 (ASSURED GTY)	1,170,000	1,263,986

37

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Sales Tax Revenue
First Sub Series A
•5.00% 8/1/39	$500,000	$511,810
6.125% 8/1/29	250,000	260,508
ΩCapital Appreciation 5.55% 8/1/32	510,000	357,000
		8,505,984
State General Obligation Bonds – 7.70%
Minnesota State
5.00% 6/1/10	1,330,000	1,376,178
Refunding 5.00% 8/1/15	2,000,000	2,323,260
Various Purposes Series A 5.00% 12/1/21	1,000,000	1,151,090
Puerto Rico Commonwealth Public Improvement
Refunding Series A 5.25% 7/1/15	1,000,000	1,021,570
• Puerto Rico Public Finance (Commonwealth
Appropriation) (LOC - Puerto Rico Government Bank)
Series A 5.75% 8/1/27	1,000,000	1,027,360
		6,899,458
Transportation Revenue Bonds – 1.46%
Minneapolis-St. Paul Metropolitan Airports
Commission Refunding
Series A 5.00% 1/1/13 (AMT)	500,000	520,185
Series 14 5.50% 1/1/11 (AMT)	750,000	784,958
		1,305,143
Water & Sewer Revenue Bonds – 4.76%
Minnesota Public Facilities Authority Drinking Water
Revenue Series B 5.25% 3/1/13	1,000,000	1,129,960
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding
Series C 5.00% 3/1/18	1,000,000	1,113,690
Series D 5.00% 3/1/14	500,000	568,630
St. Paul Sewer Revenue Series D 5.00% 12/1/20	1,275,000	1,448,566
		4,260,846
Total Municipal Bonds (cost $84,778,704)		87,758,513

38

	Number of shares	Value
Short-Term Investment – 0.32%
Money Market Instrument – 0.32%
Federated Minnesota Municipal Cash Trust	289,779	$289,779
Total Short-Term Investment (cost $289,779)		289,779

Total Value of Securities – 98.25%
(cost $85,068,483)		88,048,292
Receivables and Other Assets
Net of Liabilities – 1.75%		1,565,286
Net Assets Applicable to 8,278,661
Shares Outstanding – 100.00%		$89,613,578

Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class A ($78,021,123 / 7,209,666 Shares)		$10.82
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class B ($317,202 / 29,231 Shares)		$10.85
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class C ($11,275,253 / 1,039,764 Shares)		$10.84

Components of Net Assets at August 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)		$87,643,637
Undistributed net investment income		2,522
Accumulated net realized loss on investments		(1,012,390)
Net unrealized appreciation of investments		2,979,809
Total net assets		$89,613,578

39

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

@	Illiquid security. At August 31, 2009, the aggregate amount of illiquid securities was $303,062, which represented 0.34% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of August 31, 2009.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of abbreviations:
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
HUD — Housing and Urban Development
LOC — Letter of Credit
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Minnesota Intermediate Fund
Net asset value Class A (A)	$10.82
Sales charge (2.75% of offering price) (B)	0.31
Offering price	$11.13

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

40

Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2009

	Principal amount	Value
Municipal Bonds – 97.94%
Corporate-Backed Revenue Bonds – 3.16%
Cloquet Pollution Control Revenue Refunding
(Potlatch Project) 5.90% 10/1/26	$1,700,000	$1,229,406
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,609,528
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A 5.20% 6/1/27	1,750,000	1,512,595
		4,351,529
Education Revenue Bonds – 8.99%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy)
Series A 7.00% 8/1/38	500,000	430,300
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	669,865
Series 6-J1 5.00% 5/1/36	1,000,000	907,090
(Bethel University) Refunding
Series 6-R 5.50% 5/1/37	1,500,000	1,319,685
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	928,600
(St. John’s University) Series 6-U 4.75% 10/1/33	825,000	781,349
(St. Olaf) Series 6-O
4.50% 10/1/32	1,000,000	894,380
5.00% 10/1/22	1,000,000	1,050,540
(University of St. Thomas) Series 6-I 5.00% 4/1/23	1,500,000	1,568,610
University of Minnesota Series A 5.125% 4/1/34	1,000,000	1,055,510
University of Minnesota Special Purpose Revenue
(Supported Stadium Debt) 5.00% 8/1/29	2,660,000	2,768,661
		12,374,590
Electric Revenue Bonds – 6.32%
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,030,900
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/34	2,750,000	2,770,735
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/16 (ASSURED GTY)	1,200,000	1,333,788
5.00% 1/1/18 (ASSURED GTY)	1,000,000	1,110,620

41

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Southern Minnesota Municipal Power Agency Supply
System Revenue Series A 5.25% 1/1/16 (AMBAC)	$1,000,000	$1,114,210
Western Minnesota Municipal Power Agency Supply
Revenue Series A 5.00% 1/1/30 (NATL-RE)	1,335,000	1,342,236
		8,702,489
Health Care Revenue Bonds – 26.50%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.50% 2/1/24	700,000	579,747
Apple Valley Economic Development Authority Health
Care Revenue (Augustanna Home St. Paul Project)
Series A 5.80% 1/1/30	1,000,000	777,770
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/31 (RADIAN)	1,350,000	1,193,792
Refunding 5.00% 9/1/20	1,150,000	1,145,193
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,000,000	2,014,759
Detroit Lakes Housing & Health Facilities Revenue
Refunding (Mankato Lutheran Homes)
Series D 5.50% 8/1/21	500,000	430,035
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
5.00% 4/1/20	1,100,000	1,056,264
5.00% 4/1/31	1,965,000	1,678,071
Mahtomedi Senior Housing Revenue Refunding
(St. Andrews Village Project) 5.75% 12/1/40	1,000,000	740,620
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/35	1,880,000	1,627,403
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,082,123
5.25% 5/1/37	1,000,000	898,030
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	1,900,000	2,097,352
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	282,295
Series D 5.00% 11/15/34 (AMBAC)	1,000,000	938,640

42

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Minneapolis-St. Paul Housing & Redevelopment Authority
(Health Partners Obligation Group Project)
6.00% 12/1/17	$525,000	$538,771
Minnesota Agricultural & Economic Development
Board Revenue (Benedictine Health Systems)
5.75% 2/1/29	1,000,000	773,900
Moorhead Economic Development Authority
Multifamily Housing Revenue Refunding
(Eventide Project) Series A 5.15% 6/1/29	550,000	395,357
Northfield Hospital Revenue 5.375% 11/1/31	1,000,000	874,040
Owatonna Senior Housing Revenue
(Senior Living Project) Series A
5.80% 10/1/29	400,000	313,896
6.00% 4/1/41	1,250,000	934,963
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center) 5.25% 9/1/34	1,000,000	888,170
St. Cloud Minnesota Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,533,165
St. Louis Park Health Care Facilities Revenue Refunding
(Park Nicolllet Health Services)
Series C 5.50% 7/1/23	1,000,000	1,025,230
St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Health Partners Obligation Group Project)
5.25% 5/15/36	1,000,000	859,300
St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	1,900,000	1,977,691
St. Paul Housing & Redevelopment Authority
Hospital Revenue (Health East Project)
6.00% 11/15/25	1,000,000	894,520
6.00% 11/15/30	1,000,000	834,910
Series A 5.70% 11/1/15	705,000	674,748
Series B 5.85% 11/1/17	250,000	234,903
St. Paul Housing and Redevelopment Authority
Multifamily Housing Revenue Refunding
(Marion Center Project) Series A 5.375% 5/1/43	1,000,000	683,100

43

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Stillwater Health Care Revenue
(Health System Obligation Group)
5.00% 6/1/25	$2,000,000	$1,909,560
5.00% 6/1/35	1,000,000	887,530
@ Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,426,493
Winona Health Care Facilities Revenue Refunding
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,282,500
		36,484,841
Housing Revenue Bonds – 13.15%
Chanhassen Multifamily Housing Revenue Refunding
(Heritage Park Apartments Project)
6.20% 7/1/30 (FHA) (AMT) (HUD Section 8)	300,000	300,177
Chaska Multifamily Housing Revenue (West Suburban
Housing Partners Project) 5.875% 3/1/31 (AMT)	1,000,000	712,020
@ Hutchinson Multifamily Housing Revenue (Evergreen
Apartments Project) 5.75% 11/1/28 (HUD Section 8)	1,655,000	1,232,313
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project) Refunding
Series A 7.25% 11/1/29	2,085,000	1,943,137
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	1,345,000	1,329,680
(Trinity Apartments) Refunding
Series A 6.75% 5/1/21 (HUD Section 8)	605,000	558,131
Minneapolis-St. Paul Housing Finance Board Single
Family Mortgage (City Living Project)
Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (AMT)	895,468	865,953
Minnesota Housing Finance Agency
(Rental Housing)
Series A 4.875% 8/1/24 (AMT)	585,000	570,744
Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,088,012
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	1,000,000	931,540
Series I 4.85% 7/1/38 (AMT)	1,145,000	1,030,294
Series L 5.10% 7/1/38 (AMT)	1,500,000	1,409,505
Series M 4.875% 7/1/37 (AMT)	2,500,000	2,271,874
(Single Family Mortgage)
Series E 6.25% 1/1/23 (AMT)	5,000	5,005

44

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minnesota Housing Finance Agency (continued)
(Single Family Mortgage)
Series J 5.90% 7/1/28 (AMT)	$490,000	$490,848
Series M 5.875% 1/1/17	10,000	10,016
@ St. Cloud Housing & Redevelopment Authority
Multifamily Housing Revenue (Sterling Heights
Apartments Project) 7.55% 4/1/39 (AMT)	530,000	433,847
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue (Shelby Grotto Housing Project)
5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	757,013
Stillwater Multifamily Housing Revenue (Orleans Homes
Project) 5.50% 2/1/42 (AMT)	750,000	507,495
@ Washington County Housing & Redevelopment Authority
Revenue Refunding (Briar Pond Project)
Series B 7.125% 8/20/34	810,000	660,628
		18,108,232
Lease Revenue Bonds – 1.05%
Hibbing Economic Development Authority Revenue
(Public Project - Hibbing Lease Obligation)
6.40% 2/1/12	410,000	408,754
St. Paul Port Authority Lease Revenue (Robert Street
Office Building Project) Series 3-11 5.00% 12/1/27	1,000,000	1,032,740
		1,441,494
Local General Obligation Bonds – 11.99%
Chaska Independent School District #112
Series A 4.50% 2/1/28 (NATL-RE)	1,000,000	1,022,760
Farmington Independent School District #192
Series B 5.00% 2/1/27 (FSA)	1,000,000	1,056,210
Foley Independent School District #51 (School Building)
Refunding Series A 5.00% 2/1/21	1,105,000	1,213,135
Hopkins Independent School District #270 Facilities
5.00% 2/1/26 (NATL-RE)	1,055,000	1,105,893
Lakeville Independent School District #194
Series A 4.75% 2/1/22 (FSA)	1,000,000	1,038,430

45

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Metropolitan Council Minneapolis-St. Paul
Metropolitan Area Waste Water Treatment
Series B 5.00% 12/1/21	$500,000	$554,935
Series C 5.00% 3/1/28	1,000,000	1,063,800
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,534,260
Moorhead Improvement Series B 5.00% 2/1/33 (NATL-RE)	750,000	761,543
Perham Disposal System 6.00% 5/1/22 (AMT)	1,500,000	1,510,470
South Washington County Independent
School District #833 Series A 4.75% 2/1/27	1,500,000	1,576,395
Todd Morrison Cass & Wadena Counties United
Hospital District (Health Care Facilities-Lakewood)
5.00% 12/1/21	610,000	631,313
5.125% 12/1/24	205,000	211,207
5.25% 12/1/26	1,540,000	1,589,727
White Bear Lake Independent School District #624
(Formerly Joint Independent Consolidated
Ramsey County School District #39 & Washington &
Anoka Counties School District #103)
Series B 4.75% 2/1/22	1,500,000	1,633,515
		16,503,593
§Pre-Refunded Bonds – 9.62%
Andover Economic Development Authority Public
Facilities Lease Revenue (Andover Community Center)
5.20% 2/1/34-14	1,000,000	1,115,450
Duluth Economic Development Authority
Health Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)
5.25% 2/15/28-14	1,000,000	1,140,300
5.25% 2/15/33-14	2,250,000	2,565,675
Minneapolis Community Development Agency Supported
Development Revenue
(Limited Tax Common Bond Fund)
Series G-3 5.45% 12/1/31-11	1,000,000	1,102,000
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	2,000,000	2,282,560
(Fairview Health Services) Series A 5.625% 5/15/32-12	2,000,000	2,256,800
Minnesota Higher Education Facilities Authority Revenue
(College of Art & Design Project)
Series 5-D 6.75% 5/1/26-10	500,000	520,440

46

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	$1,000,000	$1,127,690
St. Louis Park Health Care Facilities Revenue (Park
Nicollet Health Services) Series B 5.25% 7/1/30-14	1,000,000	1,138,850
		13,249,765
Special Tax Revenue Bonds – 7.95%
Hennepin County Sales Tax Revenue
(First Lien - Ball Park Project)
Series B 5.00% 12/15/24	1,000,000	1,097,330
(Second Lien - Ballpark Project) Series B
5.00% 12/15/20	1,500,000	1,680,525
5.00% 12/15/24	1,000,000	1,088,370
Minneapolis Supported Development Revenue
(Limited Tax-Common Bond Fund)
Series 2A 5.00% 6/1/28 (AMT)	1,170,000	1,030,852
Minneapolis Tax Increment Revenue
@(Ivy Tower Project) 5.70% 2/1/29	785,000	510,941
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	339,320
Minnesota 911 Revenue (Public Safety Radio Commission
System Project) 5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,081,750
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue Series B 5.00% 7/1/46	800,000	664,704
Puerto Rico Sales Tax Financing Revenue First Subordinate
Series A 5.75% 8/1/37	930,000	956,133
St. Paul Port Authority (Brownsfields Redevelopment Tax)
Series 2 5.00% 3/1/37	1,500,000	1,525,320
Virgin Islands Public Finance Authority Revenue
(Senior-Lien-Matching Fund Loan Note)
Series A 5.25% 10/1/24	1,000,000	965,610
		10,940,855
State General Obligation Bonds – 3.40%
Minnesota State
5.00% 6/1/14	1,000,000	1,144,540
5.00% 8/1/21 (FSA)	1,250,000	1,372,738
Puerto Rico Commonwealth Public Improvement
Series A 5.25% 7/1/22	1,000,000	990,720
Un-Refunded Balance 5.00% 7/1/34	185,000	163,205

47

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Puerto Rico Government Development Bank Senior Notes
Series B 5.00% 12/1/14	$1,000,000	$1,014,580
		4,685,783
Transportation Revenue Bond – 1.46%
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue Series A 5.00% 1/1/28 (NATL-RE)	2,000,000	2,018,800
		2,018,800
Water & Sewer Revenue Bonds – 4.35%
Minnesota Public Facilities Authority Clean Water
Revenue Series B 5.00% 3/1/18	2,000,000	2,335,880
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding
Series C 5.00% 3/1/18	1,000,000	1,113,690
Series D 5.00% 3/1/14	1,000,000	1,137,260
St. Paul Sewer Revenue Series D 5.00% 12/1/19	1,220,000	1,400,231
		5,987,061
Total Municipal Bonds (cost $139,325,179)		134,849,032

	Number of shares
Short-Term Investment – 0.04%
Money Market Instrument – 0.04%
Federated Minnesota Municipal Cash Trust	50,221	50,221
Total Short-Term Investment (cost $50,221)		50,221

Total Value of Securities – 97.98%
(cost $139,375,400)		134,899,253
Receivables and Other Assets
Net of Liabilities – 2.02%		2,787,145
Net Assets Applicable to 13,893,355
Shares Outstanding – 100.00%		$137,686,398

48

Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class A ($107,950,653 / 10,897,209 Shares)	$9.91
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class B ($4,995,438 / 503,566 Shares)	$9.92
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class C ($24,740,307 / 2,492,580 Shares)	$9.93

Components of Net Assets at August 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$146,927,304
Undistributed net investment income	97
Accumulated net realized loss on investments	(4,764,856)
Net unrealized depreciation of investments	(4,476,147)
Total net assets	$137,686,398

§

Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At August 31, 2009, the aggregate amount of illiquid securities was $4,264,222, which represented 3.10% of the Fund's net assets. See Note 9 in “Notes to financial statements.”

Summary of abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FHA — Insured by the Federal Housing Administration
FNMA — Federal National Mortgage Association Collateral
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

49

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

Net Asset Value and Offering Price Per Share –
Delaware Minnesota High-Yield Municipal Bond Fund
Net asset value Class A (A)	$9.91
Sales charge (4.50% of offering price) (B)	0.47
Offering price	$10.38

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

50

Statements of operations
Year Ended August 31, 2009

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Investment Income:
Interest	$29,197,848	$3,258,064	$7,149,571

Expenses:
Management fees	3,191,063	372,143	730,159
Distribution expenses – Class A	1,372,288	161,816	258,360
Distribution expenses – Class B	102,280	5,687	51,483
Distribution expenses – Class C	296,236	89,830	244,073
Dividend disbursing and transfer agent
fees and expenses	283,360	44,519	87,273
Accounting and administration expenses	235,303	29,772	53,103
Legal fees	93,849	13,661	24,286
Reports and statements to shareholders	64,416	8,881	14,081
Registration fees	50,391	31,422	2,032
Audit and tax	48,852	16,061	19,519
Interest and related expenses	46,310	—	—
Trustees’ fees	40,798	5,354	9,680
Insurance fees	18,829	2,172	4,191
Pricing fees	17,271	7,167	11,948
Custodian fees	11,077	1,858	3,787
Consulting fees	8,152	983	1,842
Trustees’ expenses	3,344	406	802
Dues and services	3,254	303	630
	5,887,073	792,035	1,517,249
Less fees waived	(100,060)	(87,634)	(111,414)
Less waived distribution expenses – Class A	—	(64,726)	—
Less expenses paid indirectly	(29)	—	—
Total operating expenses	5,786,984	639,675	1,405,835
Net Investment Income	23,410,864	2,618,389	5,743,736

52

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Net Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain (loss) on:
Investments	$398,012	$(536,519)	$(3,504,426)
Swap contracts	—	—	25,000
Net realized gain (loss)	398,012	(536,519)	(3,479,426)
Net change in unrealized appreciation/
depreciation of investments	4,329,928	1,614,867	509,407
Net Realized and Unrealized Gain
(Loss) on Investments	4,727,940	1,078,348	(2,970,019)

Net Increase in Net Assets
Resulting from Operations	$28,138,804	$3,696,737	$2,773,717

See accompanying notes

53

Statements of changes in net assets
Delaware Tax-Free Minnesota Fund

	Year Ended
	8/31/09	8/31/08
Increase (Decrease) in Net Assets from Operations:
Net investment income	$23,410,864	$24,693,217
Net realized gain on investments	398,012	1,644,874
Net change in unrealized
appreciation/depreciation of investments	4,329,928	(3,545,582)
Net increase in net assets resulting from operations	28,138,804	22,792,509

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(22,065,961)	(23,717,797)
Class B	(336,274)	(452,818)
Class C	(964,553)	(894,686)

Net realized gain on investments:
Class A	(2,257,248)	(94,009)
Class B	(43,630)	(2,390)
Class C	(114,457)	(4,208)
	(25,782,123)	(25,165,908)

Capital Share Transactions:
Proceeds from shares sold:
Class A	42,839,664	43,057,506
Class B	137,140	119,269
Class C	9,478,506	5,336,417

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	15,962,228	15,526,838
Class B	264,058	307,575
Class C	810,983	698,797
	69,492,579	65,046,402

54

Statements of changes in net assets
Delaware Tax-Free Minnesota Fund

	Year Ended
	8/31/09	8/31/08
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(76,315,603)	$(59,622,788)
Class B	(2,471,909)	(4,483,911)
Class C	(4,080,940)	(5,172,765)
	(82,868,452)	(69,279,464)
Decrease in net assets derived from
capital share transactions	(13,375,873)	(4,233,062)
Net Decrease in Net Assets	(11,019,192)	(6,606,461)

Net Assets:
Beginning of year	614,091,697	620,698,158
End of year	$603,072,505	$614,091,697

Distributions in excess of net investment income	$(144,872)	$(22,417)

See accompanying notes

55

Statements of changes in net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Year Ended
	8/31/09	8/31/08
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,618,389	$2,195,553
Net realized gain (loss) on investments	(536,519)	48,395
Net change in unrealized
appreciation/depreciation of investments	1,614,867	549,365
Net increase in net assets resulting from operations	3,696,737	2,793,313

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(2,352,412)	(1,992,475)
Class B	(16,198)	(39,255)
Class C	(247,432)	(165,689)
	(2,616,042)	(2,197,419)

Capital Share Transactions:
Proceeds from shares sold:
Class A	25,615,997	14,394,866
Class B	23,351	229,426
Class C	5,125,080	2,683,011

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,512,023	1,376,198
Class B	12,783	29,283
Class C	170,452	128,094
	32,459,686	18,840,878

56

	Year Ended
	8/31/09	8/31/08
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(8,485,220)	$(6,309,982)
Class B	(608,734)	(1,078,787)
Class C	(1,331,367)	(675,375)
	(10,425,321)	(8,064,144)
Increase in net assets derived from
capital share transactions	22,034,365	10,776,734
Net Increase in Net Assets	23,115,060	11,372,628

Net Assets:
Beginning of year	66,498,518	55,125,890
End of year	$89,613,578	$66,498,518

Undistributed (Distributions in excess of)
net investment income	$2,522	$(1,866)

See accompanying notes

57

Statements of changes in net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Year Ended
	8/31/09	8/31/08
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,743,736	$5,761,135
Net realized loss on investments	(3,479,426)	(153,335)
Net change in unrealized
appreciation/depreciation of investments	509,407	(2,719,275)
Net increase in net assets resulting from operations	2,773,717	2,888,525

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(4,628,073)	(4,613,123)
Class B	(192,230)	(215,135)
Class C	(911,013)	(921,847)
	(5,731,316)	(5,750,105)

Capital Share Transactions:
Proceeds from shares sold:
Class A	15,056,968	29,618,345
Class B	73,695	52,811
Class C	2,660,111	7,621,141

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	2,988,359	3,092,127
Class B	121,542	138,356
Class C	647,117	692,751
	21,547,792	41,215,531

58

	Year Ended
	8/31/09	8/31/08
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(24,926,201)	$(23,292,776)
Class B	(992,296)	(1,519,206)
Class C	(6,740,684)	(4,943,787)
	(32,659,181)	(29,755,769)
Increase (decrease) in net assets derived from
capital share transactions	(11,111,389)	11,459,762
Net Increase (Decrease) in Net Assets	(14,068,988)	8,598,182

Net Assets:
Beginning of year	151,755,386	143,157,204
End of year	$137,686,398	$151,755,386

Undistributed net investment income	$97	$—

See accompanying notes

59

Financial highlights
Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[2]

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly[2]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

60

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$12.120	$12.170	$12.490	$12.690	$12.620

0.474	0.495	0.511	0.511	0.527
0.107	(0.041)	(0.313)	(0.172)	0.222
0.581	0.454	0.198	0.339	0.749

(0.473)	(0.502)	(0.507)	(0.513)	(0.526)
(0.048)	(0.002)	(0.011)	(0.026)	(0.153)
(0.521)	(0.504)	(0.518)	(0.539)	(0.679)

$12.180	$12.120	$12.170	$12.490	$12.690

5.04%	3.77%	1.58%	2.78%	6.12%

$559,393	$574,914	$578,194	$381,720	$364,491

0.92%	0.93%	0.94%	0.93%	0.93%
0.01%	0.18%	0.29%	0.26%	0.19%
0.93%	1.11%	1.23%	1.19%	1.12%

0.94%	0.93%	0.96%	0.94%	0.94%
0.01%	0.18%	0.29%	0.26%	0.19%
0.95%	1.11%	1.25%	1.20%	1.13%

4.03%	4.05%	4.12%	4.11%	4.19%

4.01%	4.05%	4.10%	4.10%	4.18%
20%	17%	7%	13%	10%

[2] Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

61

Financial highlights
Delaware Tax-Free Minnesota Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[2]

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly[2]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

62

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$12.130	$12.180	$12.500	$12.700	$12.630

0.386	0.403	0.419	0.418	0.433
0.107	(0.041)	(0.314)	(0.172)	0.222
0.493	0.362	0.105	0.246	0.655

(0.385)	(0.410)	(0.414)	(0.420)	(0.432)
(0.048)	(0.002)	(0.011)	(0.026)	(0.153)
(0.433)	(0.412)	(0.425)	(0.446)	(0.585)

$12.190	$12.130	$12.180	$12.500	$12.700

4.26%	2.99%	0.82%	2.01%	5.33%

$9,506	$11,593	$15,674	$11,354	$12,810

1.67%	1.68%	1.69%	1.68%	1.68%
0.01%	0.18%	0.29%	0.26%	0.19%
1.68%	1.86%	1.98%	1.94%	1.87%

1.69%	1.68%	1.71%	1.69%	1.69%
0.01%	0.18%	0.29%	0.26%	0.19%
1.70%	1.86%	2.00%	1.95%	1.88%

3.28%	3.30%	3.37%	3.36%	3.44%

3.26%	3.30%	3.35%	3.35%	3.43%
20%	17%	7%	13%	10%

[2] Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

63

Financial highlights
Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[2]

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly[2]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

64

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$12.160	$12.200	$12.530	$12.720	$12.650

0.386	0.403	0.418	0.418	0.433
0.107	(0.031)	(0.323)	(0.162)	0.222
0.493	0.372	0.095	0.256	0.655

(0.385)	(0.410)	(0.414)	(0.420)	(0.432)
(0.048)	(0.002)	(0.011)	(0.026)	(0.153)
(0.433)	(0.412)	(0.425)	(0.446)	(0.585)

$12.220	$12.160	$12.200	$12.530	$12.720

4.25%	3.06%	0.73%	2.08%	5.32%

$34,174	$27,585	$26,830	$15,125	$13,971

1.67%	1.68%	1.69%	1.68%	1.68%
0.01%	0.18%	0.29%	0.26%	0.19%
1.68%	1.86%	1.98%	1.94%	1.87%

1.69%	1.68%	1.71%	1.69%	1.69%
0.01%	0.18%	0.29%	0.26%	0.19%
1.70%	1.86%	2.00%	1.95%	1.88%

3.28%	3.30%	3.37%	3.36%	3.44%

3.26%	3.30%	3.35%	3.35%	3.43%
20%	17%	7%	13%	10%

2 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

65

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

66

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$10.720	$10.610	$10.860	$11.010	$10.890

0.384	0.414	0.445	0.429	0.407
0.100	0.110	(0.250)	(0.150)	0.120
0.484	0.524	0.195	0.279	0.527

(0.384)	(0.414)	(0.445)	(0.429)	(0.407)
(0.384)	(0.414)	(0.445)	(0.429)	(0.407)

$10.820	$10.720	$10.610	$10.860	$11.010

4.67%	5.00%	1.80%	2.62%	4.93%

$78,021	$58,465	$48,477	$48,297	$52,958
0.75%	0.75%	0.76%	0.75%	0.79%

0.97%	0.95%	1.00%	0.97%	0.95%
3.62%	3.83%	4.11%	3.96%	3.72%

3.40%	3.63%	3.87%	3.74%	3.56%
12%	27%	15%	11%	25%

67

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

68

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$10.750	$10.640	$10.890	$11.040	$10.920

0.295	0.322	0.353	0.337	0.314
0.100	0.110	(0.250)	(0.150)	0.120
0.395	0.432	0.103	0.187	0.434

(0.295)	(0.322)	(0.353)	(0.337)	(0.314)
(0.295)	(0.322)	(0.353)	(0.337)	(0.314)

$10.850	$10.750	$10.640	$10.890	$11.040

3.79%	4.10%	0.94%	1.75%	4.03%

$317	$908	$1,713	$1,993	$2,811
1.60%	1.60%	1.61%	1.60%	1.64%

1.72%	1.70%	1.75%	1.72%	1.70%
2.77%	2.98%	3.26%	3.11%	2.87%

2.65%	2.88%	3.12%	2.99%	2.81%
12%	27%	15%	11%	25%

69

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

70

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$10.740	$10.630	$10.880	$11.030	$10.910

0.295	0.322	0.353	0.337	0.314
0.100	0.110	(0.250)	(0.150)	0.120
0.395	0.432	0.103	0.187	0.434

(0.295)	(0.322)	(0.353)	(0.337)	(0.314)
(0.295)	(0.322)	(0.353)	(0.337)	(0.314)

$10.840	$10.740	$10.630	$10.880	$11.030

3.78%	4.10%	0.94%	1.75%	4.04%

$11,276	$7,126	$4,936	$5,162	$5,996
1.60%	1.60%	1.61%	1.60%	1.64%

1.72%	1.70%	1.75%	1.72%	1.70%
2.77%	2.98%	3.26%	3.11%	2.87%

2.65%	2.88%	3.12%	2.99%	2.81%
12%	27%	15%	11%	25%

71

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

72

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$10.000	$10.180	$10.530	$10.610	$10.240

0.422	0.418	0.430	0.445	0.469
(0.091)	(0.180)	(0.350)	(0.082)	0.372
0.331	0.238	0.080	0.363	0.841

(0.421)	(0.418)	(0.430)	(0.443)	(0.471)
(0.421)	(0.418)	(0.430)	(0.443)	(0.471)

$ 9.910	$10.000	$10.180	$10.530	$10.610

3.63%	2.35%	0.71%	3.54%	8.40%

$107,951	$116,999	$109,807	$87,504	$63,802
0.89%	0.89%	0.90%	0.89%	0.89%

0.97%	0.97%	1.00%	1.00%	0.98%
4.49%	4.11%	4.09%	4.26%	4.50%

4.41%	4.03%	3.99%	4.15%	4.41%
12%	10%	10%	4%	3%

73

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

74

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$10.010	$10.190	$10.550	$10.630	$10.250

0.352	0.341	0.351	0.367	0.391
(0.091)	(0.179)	(0.360)	(0.082)	0.381
0.261	0.162	(0.009)	0.285	0.772

(0.351)	(0.342)	(0.351)	(0.365)	(0.392)
(0.351)	(0.342)	(0.351)	(0.365)	(0.392)

$9.920	$10.010	$10.190	$10.550	$10.630

2.86%	1.58%	(0.13% )	2.77%	7.68%

$4,995	$5,907	$7,334	$9,578	$10,505
1.64%	1.64%	1.65%	1.64%	1.64%

1.72%	1.72%	1.75%	1.75%	1.73%
3.74%	3.36%	3.34%	3.51%	3.75%

3.66%	3.28%	3.24%	3.40%	3.66%
12%	10%	10%	4%	3%

75

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

76

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$10.020	$10.200	$10.550	$10.630	$10.250

0.352	0.342	0.351	0.367	0.391
(0.091)	(0.181)	(0.350)	(0.082)	0.381
0.261	0.161	0.001	0.285	0.772

(0.351)	(0.341)	(0.351)	(0.365)	(0.392)
(0.351)	(0.341)	(0.351)	(0.365)	(0.392)

$9.930	$10.020	$10.200	$10.550	$10.630

2.85%	1.58%	(0.04% )	2.76%	7.68%

$24,740	$28,849	$26,016	$20,516	$15,809
1.64%	1.64%	1.65%	1.64%	1.64%

1.72%	1.72%	1.75%	1.75%	1.73%
3.74%	3.36%	3.34%	3.51%	3.75%

3.66%	3.28%	3.24%	3.40%	3.66%
12%	10%	10%	4%	3%

77

Notes to financial statements
Delaware Minnesota Municipal Bond Funds	August 31, 2009

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds and Voyageur Intermediate Tax-Free Funds are individually referred to as a “Trust” and collectively as “Trusts.” These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a “Fund” or collectively as the “Funds”). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and up to 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for the Delaware Tax-Free Minnesota Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and declined from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and the Minnesota state personal income tax, primarily through investment in medium- and lower-grade municipal obligations.

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1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation — Debt securities and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Boards of Trustees (each, a “Board” and collectively, the “Boards”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2006-August 31, 2009), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Funds on the basis of “settled shares” of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Interest and Related Expenses — Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from Delaware Tax-Free Minnesota Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, a Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ fees expenses are recorded on the accrual basis.

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Notes to financial statements
Delaware Minnesota Municipal Bond Funds

1. Significant Accounting Policies (continued)

Delaware Tax-Free Minnesota Fund sold out of its inverse floater positions on September 29, 2008. For the period ended September 29, 2008, the Fund had an average daily liability from the participation in inverse floater programs of $17,120,000 and recorded interest expense at an average rate of 3.47%.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.”

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2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “nonroutine expenses”)) do not exceed specified percentages of average daily net assets as shown below. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds.

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Operating expense limitation
as a percentage of average
daily net assets (per annum)	0.67%	0.60%	0.64%
Expiration date	12/31/09	12/31/09	12/31/09

Prior to January 1, 2009, DMC had contractually agreed to waive that portion, if any, of Delaware Tax-Free Minnesota Fund’s management fees and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and nonroutine expenses) did not exceed 0.68% of average daily net assets.

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Notes to financial statements
Delaware Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year August 31, 2009, each Fund was charged for these services as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$29,413	$3,721	$6,638

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. DDLP has contracted to limit Delaware Tax-Free Minnesota Intermediate Fund’s Class A Shares 12b-1 fees through December 31, 2009 to no more than 0.15% of average daily net assets.

At August 31, 2009, the Funds had liabilities payable to affiliates as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Investment management fee
payable to DMC	$266,827	$16,281	$55,037
Dividend disbursing, transfer
agent and fund accounting
oversight fees and other
expenses payable to DSC	19,019	3,620	5,628
Distribution fees payable
to DDLP	155,211	19,182	47,789
Other expenses payable to
DMC and affiliates*	10,192	1,309	2,303

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

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As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Funds by DMC and/or its affiliates’ employees. For the year ended August 31, 2009, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$48,348	$6,541	$11,392

For the year ended August 31, 2009, DDLP earned commissions on sales of Class A shares for each Fund as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$60,294	$13,727	$18,152

For the year ended August 31, 2009, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Class A	$—	$—	$—
Class B	2,602	87	6,127
Class C	3,769	1,033	2,532

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the year ended August 31, 2009, the Funds made purchases and sales of investment securities other than short-term investments as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Purchases	$117,187,912	$30,023,863	$15,533,627
Sales	129,099,226	8,518,520	24,026,066

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Notes to financial statements
Delaware Minnesota Municipal Bond Funds

3. Investments (continued)

At August 31, 2009, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Cost of investments	$582,550,674	$85,069,982	$139,257,332
Aggregate unrealized appreciation	$32,410,416	$3,644,328	$3,960,202
Aggregate unrealized depreciation	(15,221,805)	(666,018)	(8,318,281)
Net unrealized appreciation
(depreciation)	$17,188,611	$2,978,310	$(4,358,079)

Effective September 1, 2008, the Funds adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

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The following table summarizes the valuation of the Funds’ investments by the FAS 157 fair value hierarchy levels as of August 31, 2009:

	Delaware Tax-Free Minnesota Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$599,185,465	$599,185,465
Short-Term	553,820	—	553,820
Total	$553,820	$599,185,465	$599,739,285

	Delaware Tax-Free Minnesota Intermediate Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$87,758,513	$87,758,513
Short-Term	289,779	—	289,779
Total	$289,779	$87,758,513	$88,048,292

	Delaware Minnesota High-Yield Municipal Bond Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$134,849,032	$134,849,032
Short-Term	50,221	—	50,221
Total	$50,221	$134,849,032	$134,899,253

There were no Level 3 securities at the beginning or end of the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2009 and 2008 was as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Year Ended 8/31/09
Ordinary income	$71,606	$—	$5,947
Tax-exempt income	23,418,382	2,616,042	5,725,369
Long-term capital gain	2,292,135	—	—
Total	$25,782,123	$2,616,042	$5,731,316

Year Ended 8/31/08
Ordinary income	$351,958	$—	$7,114
Tax-exempt income	24,713,343	2,197,419	5,742,991
Long-term capital gain	100,607	—	—
Total	$25,165,908	$2,197,419	$5,750,105

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Notes to financial statements
Delaware Minnesota Municipal Bond Funds

5. Components of Net Assets on a Tax Basis

As of August 31, 2009, the components of net assets on a tax basis were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Shares of beneficial interest	$586,243,181	$87,643,637	$146,927,304
Distributions payable	(572,839)	(65,641)	(137,858)
Undistributed tax-exempt income	427,967	68,163	137,955
Capital loss carryforwards	—	(775,769)	(1,409,732)
Post-October losses	(214,415)	(235,122)	(3,473,192)
Unrealized appreciation (depreciation)
of investments	17,188,611	2,978,310	(4,358,079)
Net assets	$603,072,505	$89,613,578	$137,686,398

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2008 through August 31, 2009 that, in accordance with federal income tax regulations, each Fund has elected to defer and treat as having arisen in the following year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount on certain debt instruments, tax character of distributions, and expiration of capital loss carryforwards. Results of operations and net assets were not affected by these reclassifications. For the year ended August 31, 2009, the Funds recorded the following reclassifications:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Undistributed (Distributions in excess of)
net investment income	$(166,531)	$2,041	$(12,323)
Accumulated realized gain (loss)	166,531	1,021,754	1,279,875
Paid-in capital	—	(1,023,795)	(1,267,552)

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For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. In 2009, $1,023,795 and $1,267,552 of capital loss carryforwards expired for Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Bond Fund respectively. Capital loss carryforwards remaining at August 31, 2009 will expire as follows:

Year of Expiration	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
2010	$4,037	$57,521
2011	246,659	243,334
2012	—	684,248
2014	81,340	—
2015	109,745	96,079
2016	—	198,826
2017	333,988	129,724
Total	$775,769	$1,409,732

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax- Free Minnesota Fund		Delaware Tax-Free Minnesota Intermediate Fund		Delaware Minnesota High-Yield Municipal Bond Fund
	Year Ended		Year Ended		Year Ended
	8/31/09	8/31/08	8/31/09	8/31/08	8/31/09	8/31/08
Shares sold:
Class A	3,674,457	3,515,951	2,423,967	1,344,904	1,614,974	2,904,516
Class B	11,946	9,707	2,214	21,281	7,863	5,135
Class C	807,342	434,456	486,526	249,737	281,808	746,020

Shares issued upon reinvestment of dividends and distributions:
Class A	1,360,233	1,268,411	143,180	128,039	317,830	304,335
Class B	22,511	25,099	1,215	2,715	12,919	13,584
Class C	68,882	56,937	16,111	11,896	68,762	68,076
	5,945,371	5,310,561	3,073,213	1,758,572	2,304,156	4,041,666

Shares repurchased:
Class A	(6,565,859)	(4,868,284)	(810,239)	(587,645)	(2,739,090)	(2,293,959)
Class B	(210,875)	(366,181)	(58,625)	(100,502)	(107,260)	(148,220)
Class C	(349,626)	(420,993)	(126,181)	(62,535)	(738,199)	(485,164)
	(7,126,360)	(5,655,458)	(995,045)	(750,682)	(3,584,549)	(2,927,343)
Net increase (decrease)	(1,180,989)	(344,897)	2,078,168	1,007,890	(1,280,393)	1,114,323

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Notes to financial statements
Delaware Minnesota Municipal Bond Funds

6. Capital Shares (continued)

For the years ended August 31, 2009 and 2008, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

	Year Ended 8/31/09			Year Ended 8/31/08
	Class B Shares	Class A Shares	Value	Class B Shares	Class A Shares	Value
Delaware Tax-Free
Minnesota Fund	97,466	97,549	$1,145,062	154,023	154,149	$1,885,460
Delaware Tax-Free Minnesota
Intermediate Fund	39,832	39,916	410,681	92,028	92,254	987,599
Delaware Minnesota High-Yield
Municipal Bond Fund	38,299	38,350	356,368	56,661	56,758	583,786

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008.

Effective November 18, 2008, the Funds, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009. The Funds had no amounts outstanding as of August 31, 2009 or at any time during the year then ended.

8. Derivatives

Each Fund applies Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Inverse Floaters — The Funds may participate in inverse floater programs where a Fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Funds are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest

88

rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Funds typically use inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that a Fund transferred to the trust, the Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. The Funds may also invest in inverse floaters to add additional income to the Funds or to adjust the Funds’ exposure to a specific segment of the yield curve. At August 31, 2009, the Funds held no investments in inverse floaters.

Swap Contracts — The Funds may enter into interest rate swap contracts, index swap contracts and Credit Default Swap (CDS) contracts in the normal course of pursing their investment objectives. The Funds may use interest rate swaps to adjust the Funds’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that each Fund invests in, such as the corporate bond market. The Funds may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Funds on favorable terms. The Funds may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap involves payments received by the Funds from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Funds receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Funds’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/ receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

During the year ended August 31, 2009, the Funds did not enter into index swap contracts or CDS contracts.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts. The Funds did not hold any swap contracts at the end of the year.

89

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

9. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At August 31, 2009, the percentage of each Fund’s net assets insured by insurers are listed below:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
28%	23%	15%

These securities have been identified in the statements of net assets.

The Funds invest a portion of their assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group (S&P) and/or Ba or lower by Moody’s Investors Service, Inc. (Moody’s). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests

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of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings (Fitch) due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of August 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

10. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (the parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (the Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Funds. As a result, a Special Meeting of Shareholders (the Meeting) of the Funds will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Funds (the New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Funds will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

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Notes to financial statements
Delaware Minnesota Municipal Bond Funds

12. Subsequent Events

Effective August 31, 2009, the Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to August 31, 2009 through October 19, 2009, the date of issuance of the Funds’ financial statements, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Funds’ financial statements.

13. Tax Information (Unaudited)

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2009, each Fund designates distributions paid during the year as follows:

	(A) Long-Term Capital Gains Distributions (Tax Basis)	(B) Ordinary Income Distributions (Tax Basis)	(C) Tax-Exempt Distributions (Tax Basis)	Total Distributions (Tax Basis)
Delaware Tax-Free
Minnesota Fund	8.89%	0.28%	90.83%	100.00%
Delaware Tax-Free Minnesota
Intermediate Fund	—	—	100.00%	100.00%
Delaware Minnesota High-Yield
Municipal Bond Fund	—	0.10%	99.90%	100.00%

(A), (B), and (C) are based on a percentage of each Fund’s total distributions.

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Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees
Voyageur Tax-Free Funds — Delaware Tax-Free Minnesota Fund
Voyageur Intermediate Tax-Free Funds — Delaware Tax-Free Minnesota Intermediate Fund
Voyageur Mutual Funds — Delaware Minnesota High-Yield Municipal Bond Fund

We have audited the accompanying statements of net assets of Delaware Tax-Free Minnesota Fund (the sole series of Voyageur Tax-Free Funds), Delaware Tax-Free Minnesota Intermediate Fund (the sole series of Voyageur Intermediate Tax-Free Funds), and Delaware Minnesota High-Yield Municipal Bond Fund (one of the series constituting Voyageur Mutual Funds) (the “Funds”) as of August 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Tax-Free Minnesota Fund of Voyageur Tax-Free Funds, the Delaware Tax-Free Minnesota Intermediate Fund of Voyageur Intermediate Tax-Free Funds, and the Delaware Minnesota High-Yield Municipal Bond Fund of Voyageur Mutual Funds at August 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
October 19, 2009

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Other Fund information
(Unaudited)
Delaware Minnesota Municipal Bond Funds

Board Consideration of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund Investment Advisory Agreements

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for the Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreements with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Funds and their shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment

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process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Funds. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the same Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2008. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board’s view of such performance.

Delaware Tax-Free Minnesota Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional Minnesota municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free Minnesota Intermediate Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional other state intermediate municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the three- and ten-year periods was in the second quartile and the Fund’s total return for the five-year period was in the first quartile. The Board determined that the Fund’s performance results were mixed but on an overall basis tended toward median, which was acceptable.

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Other Fund information
(Unaudited)
Delaware Minnesota Municipal Bond Funds

Board Consideration of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund Investment Advisory Agreements (continued)

Delaware Minnesota High-Yield Municipal Bond Fund – Lipper currently classifies the Fund as a Minnesota municipal debt fund. However, Management believes that it would be more appropriate to include the Fund in the high yield municipal debt funds category, which would provide a comparison to a representative peer group based on credit quality instead of a peer group based on state of issuance. Accordingly, the Lipper report prepared for the Fund compares the Fund’s performance to two separate Performance Universes consisting of the Fund and all retail and institutional Minnesota municipal debt funds and all retail and institutional high yield municipal debt funds. When compared to other Minnesota municipal debt funds, the Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the third quartile of its Performance Universe and the Fund’s total return for the five- and ten-year periods was in the second quartile. When compared to other high yield municipal debt funds, the Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the first quartile of the Performance Universe. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

Delaware Tax-Free Minnesota Fund – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through December 2009 and various initiatives implemented by Management, such as the outsourcing

96

of certain transfer agency and investment accounting services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Delaware Tax-Free Minnesota Intermediate Fund – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Delaware Minnesota High-Yield Municipal Bond Fund – When compared to other Minnesota municipal debt funds, the expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of the Expense Group. When compared to other high yield municipal debt funds, the expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of the Expense Group and its total expenses were in the quartile with the second lowest expenses of the Expense Group. The Board noted that, when compared to other Minnesota municipal debt funds, the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2009 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, creating an opportunity for a reduction in total expenses. The Board also viewed favorably the alternative expense comparison to high yield municipal debt funds. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

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Other Fund information
(Unaudited)
Delaware Minnesota Municipal Bond Funds

Board Consideration of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund Investment Advisory Agreements (continued)

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. The Board also noted that the Delaware Tax-Free Minnesota Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders. Although neither the Delaware Tax-Free Minnesota Intermediate Fund nor the Delaware Minnesota High-Yield Municipal Bond Fund has reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

Fund management

Joseph R. Baxter
Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager
Joseph R. Baxter is the head of the municipal bond department and is responsible for setting the department’s investment strategy. He is also a co-portfolio manager of the firm’s municipal bond funds and several client accounts. Before joining Delaware Investments in 1999 as head municipal bond trader, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds. Baxter received a bachelor’s degree in finance and marketing from La Salle University.

Stephen J. Czepiel
Senior Vice President, Senior Portfolio Manager
Stephen J. Czepiel is a member of the firm’s municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of the firm’s municipal bond funds and client accounts. He joined Delaware Investments in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry. Czepiel earned his bachelor’s degree in finance and economics from Duquesne University.

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Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

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for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	81	Director
various executive capacities		Kaydon Corp.
at different times at
Delaware Investments.[2]

Private Investor	81	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
		(April 2007–Present)
Investment Manager
Morgan Stanley & Co.
(January 1984–March 2004)

President	81	Director
Franklin & Marshall College		Community Health Systems
(June 2002–Present)

Executive Vice President
University of Pennsylvania
(April 1995–June 2002)

Founder and	81	None
Managing Director
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	81	None
Assurant, Inc. (Insurance)
(2002–2004)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

101

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Thomas F. Madison	Trustee	Since May 1997[3]
2005 Market Street
Philadelphia, PA 19103
February 1936

3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

102

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Consultant	81	None
ARL Associates
(Financial Planning)
(1983–Present)

President and	81	Director and Chair of
Chief Executive Officer		Compensation Committee,
MLM Partners, Inc.		Governance Committee
(Small Business Investing		Member
and Consulting)		CenterPoint Energy
(January 1993–Present)
Lead Director and Chair of
Audit and Governance
Committees, Member of
Compensation Committee
Digital River, Inc.

Director and Chair of
Governance Committee,
Audit Committee
Member
Rimage Corporation

Director and Chair of
Compensation Committee
Spanlink Communications

Lead Director and Member of
Compensation and
Governance Committees
Valmont Industries, Inc.

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Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 25, 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

104

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	81	None
(January 2006–Present)
Vice President — Mergers & Acquisitions
(January 2003–January 2006), and
Vice President
(July 1995–January 2003)
3M Corporation

Founder	81	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)

Founder
Sutton Asset Management
(Hedge Fund)
(September 1996–Present)

David F. Connor has served as	81	None[4]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	81	None[4]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	81	None[4]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	81	None[4]
various executive capacities
at different times at
Delaware Investments.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

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About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA

	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund and the Delaware Investments Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

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Annual report Delaware Tax-Free USA Fund Delaware Tax-Free USA Intermediate Fund Delaware National High-Yield Municipal Bond Fund August 31, 2009 Fixed income mutual funds

This annual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund.

The figures in the annual report for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund prospectus contains this and other important information about the investment company. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at www.delawareinvestments.com.

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Contact information

Investment manager
Delaware Management Company, a series of Delaware Management Business Trust

National distributor
Delaware Distributors, L.P.

Financial intermediary wholesaler
Lincoln Financial Distributors, L.P.

Shareholder servicing, dividend disbursing, and transfer agent
Delaware Service Company, Inc.

Mailing address
2005 Market Street
Philadelphia, PA 19103-7094

Shareholder assistance by phone
800 523-1918, weekdays from 8 a.m. to 7 p.m. Eastern time

For securities dealers and financial institutions representatives only
800 362-7500

Portfolio management review	1
Performance summaries	7
Disclosure of Fund expenses	18
Sector allocations and credit quality breakdowns	21
Statements of net assets	24
Statements of operations	64
Statements of changes in net assets	66
Financial highlights	72
Notes to financial statements	95
Report of independent registered public accounting firm	108
Other Fund information	109
Board of trustees/directors and officers addendum	114
About the organization	120

Views expressed herein are current as of August 31, 2009 and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Lincoln Financial Group is the marketing name for Lincoln National Corporation and its affiliates.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware National Tax-Free Funds	Sept. 8, 2009

Performance preview (for the period ended Aug. 31, 2009)
Delaware Tax-Free USA Fund (Class A shares)	1-year return	+3.91%
Barclays Capital Municipal Bond Index (benchmark)	1-year return	+5.67%
Lipper General Municipal Debt Funds Average	1-year return	+2.38%

Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free USA Fund, please see the table on page 7.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Lipper General Municipal Debt Funds Average compares funds that invest at least 65% of assets in municipal debt issues in the top four credit ratings.

Delaware Tax-Free USA Intermediate Fund (Class A shares)	1-year return	+5.49%
Barclays Capital 3–15 Year Municipal Bond Index (benchmark)	1-year return	+6.65%
Lipper Intermediate Municipal Debt Funds Average	1-year return	+4.23%

Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free USA Intermediate Fund, please see the table on page 11.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Lipper Intermediate Municipal Debt Funds Average compares funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years.

Delaware National High-Yield Municipal Bond Fund (Class A shares)	1-year return	-0.38%
Barclays Capital Municipal Bond Index (benchmark)	1-year return	+5.67%
Lipper High Yield Municipal Debt Funds Average	1-year return	-6.66%

Past performance does not guarantee future results.
For complete, annualized performance for Delaware National High-Yield Municipal Bond Fund, please see the table on page 14.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Lipper High Yield Municipal Debt Funds Average compares funds that invest at least 50% of assets in lower rated municipal debt issues.

Fund performance

Delaware Tax-Free USA Fund Class A shares returned +3.91% at net asset value and -0.80% at maximum offer price (both returns include distributions reinvested) for the fiscal year ended Aug. 31, 2009. For the same period, the Fund’s benchmark, the Barclays Capital Municipal Bond Index (formerly the Lehman Brothers Municipal Bond Index), returned +5.67%. For complete annualized performance for Delaware Tax-Free USA Fund, please see the table on page 7.

Delaware Tax-Free USA Intermediate Fund Class A shares returned +5.49% at net asset value and +2.57% at maximum offer price (both returns include distributions reinvested) for the fiscal year ended Aug. 31, 2009. For the same period, the Fund’s benchmark, the Barclays Capital 3–15 Year Municipal Bond Index, returned +6.65%. For complete annualized performance for Delaware Tax-Free USA Intermediate Fund, please see the table on page 11.

Data for this portfolio management review were provided by Bloomberg unless otherwise noted.

Portfolio management review
Delaware National Tax-Free Funds

The 12-month period included one of the most difficult economic and investment climates the portfolio management team has ever seen, followed by a considerable recovery within the municipal bond market and across fixed income markets more broadly.

As the period came to a close, the economy was, if not improving, declining at a far slower pace, and many analysts were anticipating a near-term end to the long recession.

Delaware National High-Yield Municipal Bond Fund Class A shares returned -0.38% at net asset value and -4.88% at maximum offer price (both returns include distributions reinvested) for the fiscal year ended Aug. 31, 2009. For the same period, the Fund’s benchmark, the Barclays Capital Municipal Bond Index, returned +5.67%. For complete annualized performance for Delaware National High-Yield Municipal Bond Fund, please see the table on page 14.

Economic environment

The 12-month period included one of the most difficult economic and investment climates the portfolio management team has ever seen, followed by a considerable recovery within the municipal bond market and across fixed income markets more broadly.

The financial markets’ troubles date back to 2007 and turmoil continued into the start of the reporting period in September 2008:

  Falling home prices led to rising mortgage defaults, especially among “subprime” borrowers, or individuals with weak credit.

  As defaults rose, mortgage-backed securities — bonds whose interest is backed by monthly mortgage payments — lost considerable value.

  Credit dried up, and even financially sound companies and municipal borrowers found it increasingly difficult to obtain needed funds.

Several weeks into the period, the financial markets received a jolt with the bankruptcy of storied Wall Street investment bank Lehman Brothers. This event, followed soon after by the near bankruptcy (and ultimate federal bailout) of insurance giant American International Group (AIG), sent

2

the markets into a near panic. Stock and bond prices virtually collapsed, while credit became even less available. On the whole, businesses began to cut their capital spending, and large-scale job losses ensued.

By early 2009, both stock and bond valuations had fallen extremely from their highs, reflecting investors’ fears of an economic depression. Though the “worst-case scenarios” that many may have envisioned did not materialize, the U.S. economy did experience its most severe downturn in decades. Gross domestic product (GDP) — a widely used measure of economic activity — fell by 5.4% and 6.4% in the fourth quarter of 2008 and the first quarter of 2009, respectively. It was the country’s worst two-quarter economic performance in more than 50 years.

Within this environment, the Federal Reserve and federal government took a series of steps to loosen tight credit markets and avert a worst-case scenario for the economy. The Fed significantly expanded its balance sheet during the fiscal year. Notably, it employed one of the lesser-used tools that it has at its disposal, in purchasing hundreds of billions of dollars worth of longer-term U.S. Treasury debt as well as agency mortgage-backed securities. In December 2008, the Federal Open Market Committee (FOMC) cut the target federal funds rate to a range of zero to 0.25% — an all-time low. For its part, the federal government passed the Troubled Asset Relief Program (TARP), a $700 billion package designed to shore up financial institutions, in October 2008. Several months later, the Obama administration followed up with the American Recovery and Reinvestment Act of 2009, a nearly $800 billion economic stimulus package. (Source: Bloomberg.)

As the period came to a close, the economy was, if not improving, declining at a far slower pace, and, based on our research, many analysts were anticipating a near-term end to the long recession. During the second quarter of 2009, GDP fell by an estimated 1%. This figure was still weak, but it was the best economic performance seen in a year.

The municipal bond market

In our view, the most notable trend within the municipal bond market during the period was the widening performance gap between higher-rated and lower-rated bonds. Demand remained strong for securities with the high (AA or better) credit ratings, for example, but was weak for those in all other rating categories, particularly securities rated BBB or below. As a result, lower-rated bonds dramatically underperformed their higher-grade counterparts — especially in the first few months of the period when investor confidence was lowest.

This bifurcation, or divergence of performance, within the municipal market largely resulted from the continued financial troubles for monoline municipal bond insurers. For many years, these companies — which insure municipal bond principal and interest payments — received AAA ratings from the major credit rating agencies. As a result, many investors were willing to buy lower-quality bonds as long as they carried this AAA-rated insurance guarantee. Beginning in 2007, however, as credit conditions worsened, many of these monoline insurance companies saw their credit ratings cut dramatically.

Severe capitalization constraints within the investment banking community compounded the municipal markets’ problems during

3

Portfolio management review
Delaware National Tax-Free Funds

approximately the first half of the fiscal period. Once investment banks’ capital positions were compromised, most banks were less willing to provide liquidity to help bolster the municipal market.

With municipal bond yields high and their prices at historic lows (bond yields and prices move in opposite directions), investors slowly began to return to the tax-exempt bond market beginning in mid-December 2008. At first, they favored highly rated bonds generally associated with minimal credit risk. By the year’s second calendar quarter, as optimism about the economy grew, municipal bond issuance began to grow, and for the first time in months we began to see increased new supply that stemmed from lower-rated, higher-yielding deals.

In this environment, lower-rated bonds generally enjoyed more-favorable performance, and even rallied in the summer months. Credit spreads — which can be interpreted as the additional income paid to investors in exchange for investing in riskier bonds — narrowed sharply from their peak in early January, indicating some initial easing of the general risk aversion that characterized fixed income markets for so long.

Besides generally avoiding credit risk, many municipal bond investors sought to minimize interest rate risk as well during the period. This was indicated by the fact that the yield curve, or the difference in yield offered by shorter-dated AAA-rated general obligation bonds relative to comparable longer-dated issues, rose steadily during the fiscal period. In fact, it reached a high of nearly four percentage points in August 2009 — almost double the historical average. (Source: Barclays Capital.)

Tactical portfolio shifts

Entering the reporting period, we sought to take advantage of market conditions by positioning the Funds more conservatively. We were emphasizing higher-rated securities as well as those with intermediate maturities. As the credit crisis deepened, this conservative stance generally contributed to the Funds’ performance versus our peers, especially in the fourth quarter of 2008 and first quarter of 2009.

Beginning early in 2009 and continuing through the end of the fiscal period, we became somewhat more confident, as we perceived a positive shift in the outlook for municipal bonds. Believing that municipal bond investors were being unusually well compensated for taking on credit risk, we began to selectively invest more of the Funds’ assets in lower-rated, higher-yielding bonds. Where appropriate, we also increasingly focused on longer-dated issues — an approach that enabled us to lock higher interest rates into the portfolios for an extended time.

Our approach during approximately the second half of the fiscal year (selectively investing across the credit spectrum) is more representative of how we manage the Funds during more-normalized market conditions. We are bottom-up investors, meaning that we evaluate securities one by one, based on thorough fundamental research to help ensure our comfort with the credit quality of each issuer. We believe that this approach may enable us to uncover value potential that investors with less experience or a less rigorous dedication to research might not be able to identify.

4

We believe this shift in Fund positioning was well timed. Early on, when the Funds emphasized higher-quality, intermediate-maturity debt, the securities we owned were often less affected by the worst of the market turmoil. As we gradually positioned the Funds more aggressively in a more favorable investment environment, we generally benefited from having security selection to the types of fundamentally solid, yet higher-than-average yielding bonds that we have historically favored.

Notable sectors and securities

Given the challenging market conditions overall, it’s not surprising that the best-performing sectors in all three Funds were those with a significant proportion of high-quality bonds — state general obligation bonds and pre-refunded bonds. Pre-refunded debt did particularly well. These securities are found on the short-maturity end of the yield curve and have historically faced little if any credit risk. This is because they are backed by the invested debt proceeds of a second bond issue, which consists of U.S. Treasury securities. Given investors’ tremendous risk aversion during much of the period, Treasurys performed extremely well, boosting the performance of pre-refunded bonds.

The general obligation and pre-refunded bond sectors were significant contributors to the performance of the National High-Yield Municipal Bond Fund. Neither is typically an area of emphasis for the Fund, which on the whole focuses on lower-rated debt. However, given the highly unusual market conditions combined with what we viewed as more attractive relative-value opportunities we saw in these sectors, we invested in these areas when we felt market conditions warranted, eventually shifting back toward higher-yielding, lower-rated investments more typically seen in a high yield municipal bond portfolio.

In all three Funds, many of our best individual-performing securities were those we were able to purchase near the market’s bottom, and that soon managed to recover off their lows. In the Tax-Free USA Fund, for example, these included bonds issued by Harvard University as well as New York City water bonds, both of which were highly rated. In both cases, we bought the bonds with high yields relative to historical norms at low points in the municipal marketplace. When investors returned to the municipal market, the bonds’ prices recovered, providing a healthy return to the Fund.

The Tax-Free USA Intermediate Fund benefited from a highly rated Connecticut state general obligation bond issue that started to recover its lost value shortly after we purchased it in early 2009. The Fund also was helped by an A-rated Minnesota hospital bond issue, Fairview Health Services, which we purchased in the fourth quarter of 2008 when the security was offering exceptional value, in our opinion. Although this security took some time to recover, it did so toward the end of the period and contributed significantly to the Fund’s performance.

Alternatively, all three Funds were hurt by their exposure to the industrial development revenue (IDR) bond category, which consists of corporate-backed bonds, many of which were lower rated. All three Funds, for example, were hurt by positions in Brazos River Authority, Texas, IDR bonds issued for Texas Utilities, which were rated below investment grade. Texas Utilities went through a leveraged buyout in 2007 and recently saw its credit rating downgraded several times.

5

Portfolio management review
Delaware National Tax-Free Funds

The Tax-Free USA Fund and Tax-Free USA Intermediate Fund also were hampered by our allocation to municipal leases — a category that tends to consist primarily of lower-rated, longer-maturity debt, two characteristics that were largely out of favor with investors.

Both the Tax-Free USA Fund and National High-Yield Municipal Bond Fund were weighed down by their allocation to land-transaction bonds, sometimes called “dirt bonds.” These issues, which help finance property developments, were particularly challenged in the regions that experienced the biggest housing boom and subsequent bust. Henderson, Nevada Local Improvement District land transaction bonds were particularly poor performers for the two Funds. These securities suffered significant price declines as the housing market declined and this development project remained unbuilt for a lack of demand and financing.

The Tax-Free USA Intermediate Fund was further hurt by its holdings in bonds issued for the Heldrich Center in central New Jersey. This new conference center opened in early 2008 and was weighed down by the declining economy, which resulted in fewer corporate meetings and therefore reduced conference-related revenue.

6

Performance summaries
Delaware Tax-Free USA Fund	Aug. 31, 2009

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Tax-Free USA Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

A rise or fall in interest rates can have a significant impact on bond prices and the net asset value (NAV) of the Fund. Funds that invest in bonds can lose their value as interest rates rise, and an investor can lose principal.

Fund performance	Average annual total returns through Aug. 31, 2009
	1 year	5 years	10 years	Lifetime
Class A (Est. Jan. 11, 1984)
Excluding sales charge	+3.91%	+3.27%	+4.76%	+6.99%
Including sales charge	-0.80%	+2.32%	+4.28%	+6.80%
Class B (Est. May 2, 1994)
Excluding sales charge	+3.13%	+2.47%	+4.10%	+4.16%
Including sales charge	-0.84%	+2.21%	+4.10%	+4.16%
Class C (Est. Nov. 29, 1995)
Excluding sales charge	+3.13%	+2.48%	+3.96%	+3.49%
Including sales charge	+2.13%	+2.48%	+3.96%	+3.49%
Institutional Class (Est. Dec. 31, 2008)
Excluding sales charge	n/a	n/a	n/a	+12.15%
Including sales charge	n/a	n/a	n/a	+12.15%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for all classes during the periods shown in the Fund performance chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expenses” chart. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on pages 7 through 10.) Performance would have been lower had the expense limitation not been in effect.

7

Performance summaries
Delaware Tax-Free USA Fund

The Fund offers Class A, B, C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%, and have an annual distribution and service fee of up to 0.24% of average daily net assets.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

The Board of Trustees has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. Effective April 21, 2006, the maximum amount of the Class A 12b-1 fees was reduced to 0.25%, and the total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.25% rates described above.

Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Institutional Class shares were first made available Dec. 31, 2008, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax that applies to certain investors. Capital gains, if any, are taxable.

8

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees from Jan. 1, 2009, through Dec. 31, 2009. Please see the most recent prospectus for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Institutional Class
Total annual operating expenses	0.94%	1.70%	1.70%	0.70%
(without fee waivers)
Net expenses	0.84%	1.60%	1.60%	0.60%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual

Performance of a $10,000 investment

Average annual total returns from Aug. 31, 1999, through Aug. 31, 2009

For period beginning Aug. 31, 1999, through Aug. 31, 2009	Starting value	Ending value
Barclays Capital Municipal Bond Index	$10,000	$16,924
Delaware Tax-Free USA Fund — Class A Shares	$9,550	$15,191

The chart assumes $10,000 invested in the Fund on Aug. 31, 1999 and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summary” section of this report, which includes pages 7 through 10.

The chart also assumes $10,000 invested in the Barclays Capital Municipal Bond Index as of Aug. 31, 1999. The Barclays Capital Municipal Bond Index, formerly the Lehman Brothers Municipal Bond Index, measures the total return performance of the long-term, investment grade tax-exempt bond market.

9

Performance summaries
Delaware Tax-Free USA Fund

An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Performance of other Fund classes will vary due to different charges and expenses.

The “Fund performance” chart and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Past performance does not guarantee future results.

Stock symbols and CUSIP numbers
	Nasdaq symbols	CUSIPs
Class A	DMTFX	245909106
Class B	DTFCX	245909403
Class C	DUSCX	245909700
Institutional Class	DTFIX	24610H104

10

Delaware Tax-Free USA Intermediate Fund	Aug. 31, 2009

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Tax-Free USA Intermediate Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

A rise or fall in interest rates can have a significant impact on bond prices and the net asset value (NAV) of the Fund. Funds that invest in bonds can lose their value as interest rates rise, and an investor can lose principal.

Fund performance	Average annual total returns through Aug. 31, 2009
	1 year	5 years	10 years	Lifetime
Class A (Est. Jan. 7, 1993)
Excluding sales charge	+5.49%	+3.72%	+5.10%	+5.27%
Including sales charge	+2.57%	+3.15%	+4.81%	+5.09%
Class B (Est. May 2, 1994)
Excluding sales charge	+4.61%	+2.85%	+4.65%	+4.83%
Including sales charge	+2.61%	+2.85%	+4.65%	+4.83%
Class C (Est. Nov. 29, 1995)
Excluding sales charge	+4.60%	+2.83%	+4.20%	+4.02%
Including sales charge	+3.60%	+2.83%	+4.20%	+4.02%
Institutional Class (Est. Dec. 31, 2008)
Excluding sales charge	n/a	n/a	n/a	+8.68%
Including sales charge	n/a	n/a	n/a	+8.68%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for all classes during the periods shown in the Fund performance chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expenses” chart. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on pages 11 through 13.) Performance would have been lower had the expense limitation not been in effect.

11

Performance summaries
Delaware Tax-Free USA Intermediate Fund

The Fund offers Class A, B, C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 2.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 2.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately five years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Institutional Class shares were first made available Dec. 31, 2008, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax that applies to certain investors. Capital gains, if any, are taxable.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees from Jan. 1, 2009, through Dec. 31, 2009. Please see the most recent prospectus for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Institutional Class
Total annual operating expenses	1.03%	1.73%	1.73%	0.73%
(without fee waivers)
Net expenses	0.75%	1.60%	1.60%	0.60%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual

12

Performance of a $10,000 investment
Average annual total returns from Aug. 31, 1999, through Aug. 31, 2009

For period beginning Aug. 31, 1999, through Aug. 31, 2009	Starting value	Ending value
Barclays Capital 3–15 Year Municipal Bond Index	$10,000	$16,917
Delaware Tax-Free USA Intermediate Fund — Class A Shares	$9,725	$15,975

The chart assumes $10,000 invested in the Fund on Aug. 31, 1999, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summary” section of this report, which includes pages 11 through 13.

The chart also assumes $10,000 invested in the Barclays Capital 3–15 Year Municipal Bond Index as of Aug. 31, 1999. The Barclays Capital 3–15 Year Municipal Bond Index, formerly the Lehman Brothers 3–15 Year Municipal Bond Index, measures the total return performance of investment grade, U.S. tax-exempt bonds with maturities from 2 to 17 years.

An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Performance of other Fund classes will vary due to different charges and expenses.

The “Fund performance” chart and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

Past performance does not guarantee future results.

Stock symbols and CUSIP numbers
	Nasdaq symbols	CUSIPs
Class A	DMUSX	245909304
Class B	DUIBX	245909601
Class C	DUICX	245909882
Institutional Class	DUSIX	24610H203

13

Performance summaries
Delaware National High-Yield Municipal Bond Fund	Aug. 31, 2009

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware National High-Yield Municipal Bond Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

A rise or fall in interest rates can have a significant impact on bond prices and the net asset value (NAV) of the Fund. Funds that invest in bonds can lose their value as interest rates rise, and an investor can lose principal.

Fund performance	Average annual total returns through Aug. 31, 2009
	1 year	5 years	10 years	Lifetime
Class A (Est. Sept. 22, 1986)
Excluding sales charge	-0.38%	+2.77%	+3.81%	+5.94%
Including sales charge	-4.88%	+1.83%	+3.33%	+5.73%
Class B (Est. Dec. 18, 1996)
Excluding sales charge	-1.11%	+2.00%	+3.17%	+3.82%
Including sales charge	-4.86%	+1.75%	+3.17%	+3.82%
Class C (Est. May 26, 1997)
Excluding sales charge	-1.11%	+2.02%	+3.04%	+3.42%
Including sales charge	-2.04%	+2.02%	+3.04%	+3.42%
Institutional Class (Est. Dec. 31, 2008)
Excluding sales charge	n/a	n/a	n/a	+22.55%
Including sales charge	n/a	n/a	n/a	+22.55%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for all classes during the periods shown in the Fund performance chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expenses” chart. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on pages 14 through 17.) Performance would have been lower had the expense limitation not been in effect.

14

The Fund offers Class A, B, C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%, and have an annual distribution and service fee of up to 0.25% of average daily net assets.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held.

Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Institutional Class shares were first made available Dec. 31, 2008, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax that applies to certain investors. Capital gains, if any, are taxable.

15

Performance summaries
Delaware National High-Yield Municipal Bond Fund

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees from Jan. 1, 2009, through Dec. 31, 2009. Please see the most recent prospectus for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Institutional Class
Total annual operating expenses	1.04%	1.79%	1.79%	0.79%
(without fee waivers)
Net expenses	0.90%	1.65%	1.65%	0.65%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual

Performance of a $10,000 investment
Average annual total returns from Aug. 31, 1999, through Aug. 31, 2009

For period beginning Aug. 31, 1999, through Aug. 31, 2009	Starting value	Ending value
Barclays Capital Municipal Bond Index	$10,000	$16,924
Delaware National High-Yield Municipal Bond Fund — Class A Shares	$9,550	$13,864

The chart assumes $10,000 invested in the Fund on Aug. 31, 1999, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summary” section of this report, which includes pages 14 through 17.

The chart also assumes $10,000 invested in the Barclays Capital Municipal Bond Fund as of Aug. 31, 1999. The Barclays Capital Municipal Bond Index, formerly the Lehman Brothers Municipal Bond Index, measures the total return performance of the long-term, investment grade tax-exempt bond market.

An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

16

Performance of other Fund classes will vary due to different charges and expenses.

The “Fund performance” chart and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

Past performance does not guarantee future results.

Stock symbols and CUSIP numbers
	Nasdaq symbols	CUSIPs
Class A	CXHYX	928928241
Class B	DVNYX	928928233
Class C	DVHCX	928928225
Institutional Class	DVHIX	24610H302

17

Disclosure of Fund expenses
For the period March 1, 2009 to August 31, 2009

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009 to August 31, 2009.

Actual expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

18

Delaware Tax-Free USA Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/09	8/31/09	Expense Ratio	3/1/09 to 8/31/09*
Actual Fund return
Class A	$1,000.00	$1,075.70	0.84%	$4.39
Class B	1,000.00	1,070.60	1.60%	8.35
Class C	1,000.00	1,070.60	1.60%	8.35
Institutional Class	1,000.00	1,076.50	0.60%	3.14
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.97	0.84%	$4.28
Class B	1,000.00	1,017.14	1.60%	8.13
Class C	1,000.00	1,017.14	1.60%	8.13
Institutional Class	1,000.00	1,022.18	0.60%	3.06

Delaware Tax-Free USA Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/09	8/31/09	Expense Ratio	3/1/09 to 8/31/09*
Actual Fund return
Class A	$1,000.00	$1,052.90	0.75%	$3.88
Class B	1,000.00	1,048.50	1.60%	8.26
Class C	1,000.00	1,047.40	1.60%	8.26
Institutional Class	1,000.00	1,053.30	0.60%	3.11
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.42	0.75%	$3.82
Class B	1,000.00	1,017.14	1.60%	8.13
Class C	1,000.00	1,017.14	1.60%	8.13
Institutional Class	1,000.00	1,022.18	0.60%	3.06

19

Disclosure of Fund expenses

Delaware National High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/09	8/31/09	Expense Ratio	3/1/09 to 8/31/09*
Actual Fund return
Class A	$1,000.00	$1,145.10	0.90%	$4.87
Class B	1,000.00	1,142.00	1.65%	8.91
Class C	1,000.00	1,141.70	1.65%	8.91
Institutional Class	1,000.00	1,146.10	0.65%	3.52
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.67	0.90%	$4.58
Class B	1,000.00	1,016.89	1.65%	8.39
Class C	1,000.00	1,016.89	1.65%	8.39
Institutional Class	1,000.00	1,021.93	0.65%	3.31

*“Expenses Paid During Period” are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

20

Sector allocations and credit quality breakdowns
Delaware Tax-Free USA Fund	As of August 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	98.16%
Corporate Revenue Bonds	15.83%
Education Revenue Bonds	6.89%
Electric Revenue Bonds	2.13%
Escrowed to Maturity Bonds	7.09%
Health Care Revenue Bonds	13.12%
Housing Revenue Bonds	1.24%
Lease Revenue Bonds	2.44%
Local General Obligation Bonds	5.67%
Pre-Refunded Bonds	14.44%
Special Tax Bonds	8.73%
State General Obligation Bonds	5.38%
Transportation Revenue Bonds	11.74%
Water & Sewer Revenue Bonds	3.46%
Total Value of Securities	98.16%
Receivables and Other Assets Net of Liabilities	1.84%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	26.09%
AA	11.86%
A	27.31%
BBB	23.61%
BB	1.64%
B	1.35%
CCC	0.68%
Not Rated	7.46%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

21

Sector allocations and credit quality breakdowns
Delaware Tax-Free USA Intermediate Fund	As of August 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	98.82%
Corporate Revenue Bonds	10.09%
Education Revenue Bonds	4.02%
Electric Revenue Bonds	3.16%
Escrowed to Maturity Bonds	0.04%
Health Care Revenue Bonds	11.30%
Housing Revenue Bonds	1.43%
Lease Revenue Bonds	2.54%
Local General Obligation Bonds	8.77%
Pre-Refunded Bonds	7.06%
Resource Recovery Bonds	0.24%
Special Tax Bonds	11.74%
State General Obligation Bonds	20.40%
Transportation Revenue Bonds	11.05%
Water & Sewer Revenue Bonds	6.98%
Short-Term Investments	1.24%
Total Value of Securities	100.06%
Liabilities Net of Receivables and Other Assets	(0.06%)
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	21.23%
AA	31.80%
A	26.95%
BBB	14.61%
BB	0.95%
B	0.42%
CCC	0.25%
Not Rated	3.79%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

22

Delaware National High-Yield Municipal Bond Fund	As of August 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	99.99%
Corporate Revenue Bonds	24.03%
Education Revenue Bonds	20.34%
Health Care Revenue Bonds	26.39%
Housing Revenue Bonds	1.29%
Lease Revenue Bonds	2.13%
Pre-Refunded Bonds	3.67%
Special Tax Bonds	13.19%
State General Obligation Bonds	2.03%
Transportation Revenue Bonds	6.92%
Short-Term Investment	0.38%
Total Value of Securities	100.37%
Liabilities Net of Receivables and Other Assets	(0.37%)
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	3.60%
AA	1.28%
A	17.77%
BBB	40.22%
BB	7.93%
B	4.82%
CCC	0.57%
Not Rated	23.81%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

23

Statements of net assets
Delaware Tax-Free USA Fund	August 31, 2009

	Principal amount	Value
Municipal Bonds – 98.16%
Corporate Revenue Bonds – 15.83%
Alliance Airport Authority, Texas Special Facilities
Revenue (American Airlines Project) Series B
5.25% 12/1/29 (AMT)	$2,250,000	$942,413
• Brazos, Texas Harbor Industrial Development
Environmental Facilities Revenue
(Dow Chemical Co. Project) 5.90% 5/1/38 (AMT)	1,940,000	1,805,480
Brazos, Texas River Authority Pollution Control Revenue
(Texas Utilities) 5.40% 5/1/29 (AMT)	3,000,000	1,271,310
(TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)	3,500,000	1,551,760
Buckeye, Ohio Tobacco Settlement Financing Authority
Asset-Backed Series A-2
5.875% 6/1/47	8,040,000	5,930,384
6.50% 6/1/47	3,670,000	2,959,268
Cloquet, Minnesota Pollution Control Revenue
(Potlatch Corp. Project) 5.90% 10/1/26	1,695,000	1,225,790
Golden State, California Tobacco Securitization
Corporation Settlement Revenue Refunding
Asset-Backed Senior Series A-1	1,530,000	1,073,984
5.125% 6/1/47
5.75% 6/1/47	2,150,000	1,677,022
Hawaii State Department Budget & Finance Special
Purpose Revenue (Hawaiian Electric Co. Subsidiary)
6.50% 7/1/39	5,350,000	5,610,759
Indianapolis, Indiana Airport Authority Revenue Special
Facilities (Federal Express Corp. Project)
5.10% 1/15/17 (AMT)	2,750,000	2,533,905
Series 1998 5.50% 5/1/29 (AMT)	2,000,000	1,536,840
Iowa Finance Authority Pollution Control Facility Revenue
(Interstate Power) 5.00% 7/1/14 (FGIC)	3,640,000	3,819,561
Mason County, West Virginia Pollution Control Revenue
(Appalachian Power Co. Project) Series K
6.05% 12/1/24 (AMBAC)	3,000,000	3,012,090
Michigan Tobacco Settlement Finance Authority
Asset-Backed Series A 6.00% 6/1/48	4,445,000	3,424,161
Mississippi Business Finance Corporation Pollution Control
Revenue (System Energy Resources, Inc. Project)
5.90% 5/1/22	3,000,000	2,817,600

24

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
• Mobile, Alabama Industrial Development Board
Pollution Control Revenue (Alabama Power Co.)
Series B 4.875% 6/1/34	$4,750,000	$5,011,013
M-S-R Energy Authority, California Gas Revenue Series A
6.125% 11/1/29	1,915,000	1,909,312
6.50% 11/1/39	3,915,000	3,946,398
Nassau County, New York Tobacco Settlement
Asset-Backed Series A-3 5.125% 6/1/46	2,215,000	1,626,032
New Jersey Economic Development Authority Special
Facility Revenue (Continental Airlines Inc. Project)
6.25% 9/15/29 (AMT)	2,000,000	1,611,840
Ohio State Air Quality Development Authority Revenue
Environmental Improvement (First Energy Generation)
Series A 5.70% 8/1/20	4,750,000	4,909,695
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue (Allegheny Energy Supply Co.)
7.00% 7/15/39	6,340,000	6,562,978
Petersburg, Indiana Pollution Control Revenue
(Indianapolis Power & Light Co. Project)
6.375% 11/1/29 (AMT)	5,000,000	4,705,500
Phenix City, Alabama Industrial Development Board
Environmental Improvement Revenue
(Mead Westvaco Corp. Project)
Series A 6.35% 5/15/35 (AMT)	3,000,000	2,396,430
Richmond County, Georgia Development Authority
Environmental Improvement Revenue (International
Paper Co.) Series B 5.95% 11/15/25 (AMT)	5,000,000	4,497,550
Salt Verde Financial Corporation, Arizona Senior Gas
Revenue 5.00% 12/1/37	5,500,000	4,611,860
South Carolina Jobs Economic Development Authority
Industrial Revenue (South Carolina Electric & Gas Co.
Project) Series B 5.45% 11/1/32 (AMBAC) (AMT)	500,000	471,735
Sugar Creek, Missouri Industrial Development Revenue
(Lafarge North America Project) Series A
5.65% 6/1/37 (AMT)	500,000	382,160
Sweetwater County, Wyoming Solid Waste Disposal
Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	3,250,000	2,855,905

25

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Tobacco Settlement Financing Corporation, Virginia Senior
ΩConvertible Series B-2 5.20% 6/1/46	$2,500,000	$1,350,050
Series B-1 5.00% 6/1/47	2,020,000	1,414,364
		89,455,149
Education Revenue Bonds – 6.89%
Amherst, New York Industrial Development Agency Civic
Facilities Revenue (UBF Faculty Student Housing)
Series A 5.75% 8/1/30 (AMBAC)	1,300,000	1,325,740
Broward County, Florida Educational Facilities Authority
Revenue (Nova Southeastern Project)
5.25% 4/1/27 (RADIAN)	1,000,000	903,050
California Statewide Communities Development Authority
Student Housing Revenue (East Campus Apartments, LLC)
Series A 5.625% 8/1/34 (ACA)	3,400,000	3,027,428
Gainesville, Georgia Redevelopment Authority Educational
Facilities Revenue (Riverside Military Academy Project)
5.125% 3/1/37	3,735,000	2,238,498
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	4,200,000	3,506,538
Massachusetts State Health & Educational Facilities
Authority Revenue
(Harvard University) Series A 5.50% 11/15/36	4,515,000	4,980,767
(Nichols College Project) Series C 6.125% 10/1/29	4,350,000	3,780,455
Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (Washington University)
Series A 5.375% 3/15/39	5,000,000	5,388,049
New Hampshire Higher Educational & Health Facilities
Authority Revenue (New Hampton School Issue)
5.375% 10/1/28	3,070,000	2,370,900
New Jersey State Educational Facilities Authority Revenue
(University of Medical & Dentistry) Series B
7.50% 12/1/32	1,435,000	1,586,378
^ Oregon Health & Science University Revenue (Capital
Appreciation Insured) Series A 5.50% 7/1/21 (NATL-RE)	2,000,000	1,034,420
Provo, Utah Charter School Revenue (Freedom Academy
Foundation Project) 5.50% 6/15/37	1,750,000	1,220,310

26

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Saint Louis, Missouri Industrial Development Authority
Revenue (Confluence Academy Project) Series A
5.25% 6/15/25	$1,150,000	$844,687
5.35% 6/15/32	2,300,000	1,570,900
Texas A & M University Revenue Financing System
5.00% 5/15/17	4,060,000	4,698,800
University of the Virgin Islands Series A 5.375% 6/1/34	500,000	442,350
		38,919,270
Electric Revenue Bonds – 2.13%
Chelan County, Washington Public Utilities District #001
Consolidated Revenue (Chelan Hydro System)
Series A 5.45% 7/1/37 (AMBAC) (AMT)	5,000,000	4,655,150
Missouri State Environmental Improvement & Energy
Resource Authority Pollution Control Revenue Refunding
(St. Joseph Light & Power Company Project)
5.85% 2/1/13 (AMBAC)	2,200,000	2,202,926
Puerto Rico Electric Power Authority Power Revenue
Series PP 5.00% 7/1/25 (NATL-RE) (FGIC)	1,000,000	1,000,780
Series TT 5.00% 7/1/37	1,105,000	1,034,103
Series WW 5.50% 7/1/38	2,100,000	2,104,200
Sikeston, Missouri Electric Revenue Refunding
6.00% 6/1/13 (NATL-RE)	1,000,000	1,062,170
		12,059,329
Escrowed to Maturity Bonds – 7.09%
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue (Southeast
Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	440,000	495,713
^ Greene County, Missouri Single Family Mortgage Revenue
Municipal Multiplier (Private Mortgage Insurance)
6.10% 3/1/16	1,225,000	1,013,259
Louisiana Public Facilities Authority Hospital Revenue
(Southern Baptist Hospital, Inc. Project)
8.00% 5/15/12	2,715,000	3,010,338
New Jersey State Highway Authority Garden State Parkway
General Revenue (Senior Parkway)
5.50% 1/1/14 (FGIC)	5,000,000	5,773,400
5.50% 1/1/15 (FGIC)	7,310,000	8,595,975
5.50% 1/1/16 (FGIC)	1,000,000	1,193,090

27

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Escrowed to Maturity Bonds (continued)
Oklahoma State Turnpike Authority Revenue
(First Senior) 6.00% 1/1/22	$13,535,000	$17,220,078
Virgin Islands Public Finance Authority Revenue
Series A 7.30% 10/1/18	2,200,000	2,762,804
		40,064,657
Health Care Revenue Bonds – 13.12%
Allegheny County, Pennsylvania Hospital Development
Authority Revenue (University of Pittsburgh Medical
Center) Series A 5.00% 9/1/14	5,575,000	6,154,521
Arizona Health Facilities Authority Revenue (Banner Health)
Series D 5.375% 1/1/32	2,500,000	2,502,300
Brevard County, Florida Health Facilities Authority Health
Care Facilities Revenue (Heath First Inc. Project)
Series B 7.00% 4/1/39	1,610,000	1,679,455
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	2,250,000	2,432,250
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue Unrefunded
Balance (St. Francis Medical Center) Series A
5.50% 6/1/32	1,000,000	1,003,260
Chatham County, Georgia Hospital Authority Revenue
(Memorial Health Medical Center) Series A
6.125% 1/1/24	1,805,000	1,664,084
@ Cleveland-Cuyahoga County, Ohio Port Authority Revenue
Senior Housing (St. Clarence - Geac) Series A
6.25% 5/1/38	1,500,000	1,007,235
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran) Series A 5.25% 6/1/34	4,275,000	3,899,783
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health
Systems) Series A 5.50% 1/1/29	4,000,000	4,142,000
Escambia County, Florida Health Facilities Authority Health
Care Facilities Loan (VHA Program)
5.95% 7/1/20 (AMBAC)	465,000	477,741
Fairfax County, Virginia Industrial Development
Authority Revenue (Inova Health System) Series A
5.50% 5/15/35	2,500,000	2,602,800

28

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Gainesville & Hall County, Georgia Development Authority
Revenue Senior Living Facilities (Lanier Village Estates
Project) Series C 7.25% 11/15/29	$1,000,000	$1,012,390
Illinois Finance Authority Revenue (Silver Cross & Medical
Centers) 7.00% 8/15/44	5,500,000	5,578,375
Illinois Health Facilities Authority Revenue (Elmhurst
Memorial Healthcare Project) 5.625% 1/1/28	2,000,000	1,819,880
Indian River County, Florida Hospital District Revenue
Refunding 6.10% 10/1/18 (FSA)	3,000,000	3,003,450
Lucas County, Ohio Health Care Facility Revenue
(Sunset Retirement Communities)
Series A 6.625% 8/15/30	2,000,000	2,001,180
Maricopa County, Arizona Industrial Development
Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	3,714,133
Michigan State Hospital Finance Authority Revenue
(Ascension Health Credit Group) Series B
5.25% 11/15/26	3,500,000	3,596,635
(Trinity Health Credit) Series C 5.375% 12/1/30	6,000,000	6,007,440
Montgomery County, Pennsylvania Industrial Development
Authority Retirement Community Revenue (Acts
Retirement Communities) Series A 4.50% 11/15/36	2,000,000	1,506,820
New York State Dormitory Authority Revenue Non State
Supported Debt
(North Shore LI Jewish Health System) Series A 5.50% 5/1/37	3,500,000	3,465,350
(Orange Regional Medical Center) 6.50% 12/1/21	2,745,000	2,540,552
North Carolina Medical Care Commission Health Care
Facilities Revenue (First Mortgage - Presbyterian Homes)
5.40% 10/1/27	3,260,000	2,766,371
Ohio State Higher Educational Facility Community Revenue
(Cleveland Clinic Health System Obligation Group)
Series A 5.25% 1/1/33	2,000,000	2,045,900
Oregon Health Sciences University Revenue
Series A 5.75% 7/1/39	3,700,000	3,823,173
Puerto Rico Industrial, Tourist, Educational, Medical &
Environmental Control Facilities Revenue (Hospital Auxilio
Mutuo Obligated Group) Series A 6.25% 7/1/24 (NATL-RE)	1,200,000	1,200,516

29

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Tallahassee, Florida Health Facilities Revenue
(Tallahassee Memorial Regional Medical Center)
Series B 6.00% 12/1/15 (NATL-RE)	$2,500,000	$2,502,725
		74,150,319
Housing Revenue Bonds – 1.24%
Florida Housing Finance Agency
(Landings at Sea Forest Apartments) Series T
5.85% 12/1/18 (AMBAC) (FHA) (AMT)	310,000	310,155
6.05% 12/1/36 (AMBAC) (FHA) (AMT)	700,000	699,937
(Spinnaker Cove Apartments) Series G 6.50% 7/1/36
(AMBAC) (FHA) (AMT)	500,000	500,135
Milwaukee, Wisconsin Redevelopment Authority
Multifamily Revenue (City Hall Square)
6.30% 8/1/38 (FHA) (AMT)	1,455,000	1,459,453
Missouri State Housing Development Commission
Mortgage Revenue Single Family Homeowner
Loan A 5.20% 9/1/33 (GNMA) (FNMA) (AMT)	210,000	206,327
Missouri State Housing Development Commission
Multifamily Housing Revenue
(Hyder) Series 3 5.60% 7/1/34 (FHA) (AMT)	1,435,000	1,442,232
(San Remo) Series 5 5.45% 1/1/36 (FHA) (AMT)	500,000	497,190
New Mexico Mortgage Finance Authority Revenue
Series B Class III 6.75% 7/1/25 (GNMA) (FNMA)	105,000	108,527
Series E 6.95% 1/1/26 (GNMA) (AMT)	120,000	122,876
Orange County, Florida Housing Finance Authority
Homeowner Revenue Series B 5.25% 3/1/33
(GNMA) (FNMA) (AMT)	135,000	133,562
Oregon Health, Housing, Educational, & Cultural Facilities
Authority Revenue (Pier Park Project)
Series A 6.05% 4/1/18 (GNMA) (AMT)	890,000	891,050
Santa Fe, New Mexico Single Family Mortgage Revenue
Series B -1 6.20% 11/1/16 (GNMA) (FNMA) (AMT)	135,000	135,153
Volusia County, Florida Multifamily Housing Finance
Authority (San Marco Apartments) Series A
5.60% 1/1/44 (FSA) (AMT)	500,000	500,085
		7,006,682

30

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds – 2.44%
Atlanta, Georgia Development Authority Educational
Facilities Revenue (Panther Place - Georgia State
Campus) Series A 4.75% 7/1/32 (ASSURED GTY)	$1,520,000	$1,523,466
Golden State Tobacco Securitization Corporation
Settlement Revenue Enhanced Asset-Backed
Series A 5.00% 6/1/45	3,450,000	2,975,590
Loudoun County, Virginia Industrial Development Authority
Public Safety Facility Lease Revenue Series A
5.25% 12/15/23 (FSA)	700,000	755,146
Missouri State Development Finance Board
Infrastructure Facilities Revenue
(Branson Landing Project) Series A
5.25% 12/1/19	1,435,000	1,413,662
5.625% 12/1/28	2,430,000	2,307,940
(Sewer System Improvement Project) Series C
5.00% 3/1/25	605,000	600,493
(Triumph Foods Project) Series A 5.25% 3/1/25	500,000	502,090
Puerto Rico Commonwealth Industrial Development
Company General Purpose Revenue Series B
5.375% 7/1/16	1,000,000	1,000,270
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series F 5.25% 7/1/25	930,000	857,479
St. Charles County, Missouri Public Water Supply
District #2 Certificates of Participation (Missouri Project)
Series B 5.10% 12/1/25 (NATL-RE)	500,000	490,220
^ St. Louis, Missouri Industrial Development Authority
Leasehold Revenue (Convention Center Hotel)
5.80% 7/15/20 (AMBAC)	3,035,000	1,376,676
		13,803,032
Local General Obligation Bonds – 5.67%
Boerne, Texas Independent School District Building
5.25% 2/1/27 (PSF)	4,000,000	4,169,720
Desert, California Community College District Election 2004
Series C 5.00% 8/1/37 (FSA)	4,785,000	4,812,753
Los Angeles, California Unified School District Election of 2005
Series F 5.00% 1/1/34	6,180,000	6,236,979

31

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Melrose Park, Illinois Tax Increment Series B
6.00% 12/15/19 (FSA)	$1,250,000	$1,311,038
New York City, New York
Series I 5.125% 3/1/23	5,875,000	6,067,582
Series I-1 5.375% 4/1/36	5,000,000	5,273,600
Series J 5.25% 6/1/28	2,055,000	2,111,780
Powell, Ohio 5.50% 12/1/32 (NATL-RE)	2,000,000	2,068,380
		32,051,832
§Pre-Refunded Bonds – 14.44%
Alexandria, Virginia Industrial Development Authority
Revenue (Institute for Defense Analyses)
Series A 5.90% 10/1/30-10 (AMBAC)	6,000,000	6,413,700
Deschutes County, Oregon Hospital Facilities Authority
Hospital Revenue (Cascade Health Services)
5.60% 1/1/32-12	1,250,000	1,378,750
Duluth, Minnesota Economic Development Authority
Health Care Facilities Revenue (Benedictine Health
System - St. Mary’s Hospital) 5.25% 2/15/33-14	4,000,000	4,561,200
Florida State Board of Education (Lottery Revenue)
Series A 6.00% 7/1/14-10 (FGIC)	1,000,000	1,057,330
Golden State, California Tobacco Securitization
Corporation Settlement Revenue Series B
5.625% 6/1/38-13	7,500,000	8,504,025
Henrico County, Virginia Economic Development
Authority Revenue (Bon Secours Health System)
Series A 5.60% 11/15/30-11	130,000	147,844
Highlands County, Florida Health Facilities Authority
(Adventist Health System/Sunbelt) Series A
6.00% 11/15/31-11	1,500,000	1,673,805
Illinois Educational Facilities Authority Student Housing
Revenue (Educational Advancement Fund - University
Center Project) 6.25% 5/1/30-12	5,000,000	5,728,350
Jackson, Ohio Local School District (Stark & Summit
Counties) School Facilities Construction & Improvement
5.625% 12/1/25-10 (FSA)	1,000,000	1,063,490
Jackson, Oregon School District #6 Central Point
5.25% 6/15/20-10 (FGIC)	1,175,000	1,220,449

32

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Lee County, Florida Airport Revenue Series B
5.75% 10/1/33-10 (FSA)	$3,000,000	$3,202,680
Linn County, Oregon Community School District #9 Lebanon
5.60% 6/15/30-13 (FGIC)	2,000,000	2,307,280
Maryland State Economic Development Corporation,
Student Housing Revenue (University of Maryland College
Park Project) 5.625% 6/1/35-13	1,125,000	1,297,800
Miami-Dade County, Florida Educational Facilities
Authority (University of Miami) Series A
5.75% 4/1/29-10 (AMBAC)	2,000,000	2,083,020
Milledgeville-Baldwin County, Georgia Development
Authority Revenue (Georgia College & State University
Foundation Student Housing Project) 6.00% 9/1/33-14	1,000,000	1,207,940
New Jersey State Educational Facilities Authority Revenue
(Stevens Institute of Technology) Series B
5.25% 7/1/24-14	2,085,000	2,409,697
New York City, New York Series J 5.25% 6/1/28-13	2,895,000	3,303,571
North Carolina Medical Care Commission Hospital Revenue
(Northeast Medical Center Project)
5.125% 11/1/34-14	1,250,000	1,448,863
Osceola County, Florida School Board Certificates of
Participation Series A 5.25% 6/1/27-12 (AMBAC)	4,000,000	4,446,920
Payne County, Oklahoma Economic Development
Authority Student Housing Revenue (Collegiate
Housing Foundation - Oklahoma State University)
Series A 6.375% 6/1/30-11	4,000,000	4,383,840
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series G 5.00% 7/1/42-13	525,000	596,447
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	6,000,000	6,766,140
Series NN 5.125% 7/1/29-13	1,105,000	1,260,529
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series I
5.25% 7/1/33-14	175,000	199,213
Richmond, Virginia Public Utilities Revenue
5.00% 1/15/27-12 (FSA)	10,000,000	10,935,299

33

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
St. Louis, Missouri Airport Revenue (Capital Improvement
Project) Series A 5.375% 7/1/21-12 (NATL-RE)	$1,635,000	$1,821,897
Vancouver, Washington Limited Tax
5.50% 12/1/25-10 (AMBAC)	1,250,000	1,327,413
Wisconsin Housing & Economic Developing Authority
Revenue 6.10% 6/1/21-17 (FHA)	690,000	832,209
		81,579,701
Special Tax Bonds – 8.73%
@ Belleville, Illinois Tax Increment Revenue
(Frank Scott Parkway) Series A 5.70% 5/1/36	1,350,000	874,895
Florida Enterprise Community Development District Special
Assessment 6.10% 5/1/16 (NATL-RE)	695,000	697,453
Henderson, Nevada Local Improvement Districts #T-18
5.30% 9/1/35	2,315,000	837,336
Hollywood, Florida Community Redevelopment Agency
Revenue (Beach CRA) 5.625% 3/1/24	1,200,000	1,091,868
Jacksonville, Florida Excise Taxes Revenue Series B
5.00% 10/1/26 (AMBAC)	1,000,000	1,009,050
Lammersville, California School District Community
Facilities District #2002 (Mountain House)
5.125% 9/1/35	4,125,000	2,774,434
Middlesex County, New Jersey Improvement Authority
Senior Revenue (Heldrich Center Hotel/Conference
Project) Series A
5.00% 1/1/32	1,500,000	762,195
5.125% 1/1/37	1,500,000	762,285
Missouri State Development Finance Board Infrastructure
Facilities Revenue (Crackerneck Creek Project)
Series C 5.00% 3/1/26	500,000	496,670
New Jersey Economic Development Authority (Cigarette Tax)
5.50% 6/15/31	1,000,000	894,910
5.75% 6/15/34	1,935,000	1,772,770
New York City, New York Transitional Finance Authority
Series D 5.00% 2/1/31	5,000,000	5,087,650
New York Sales Tax Asset Receivables
Series A 5.25% 10/15/27 (AMBAC)	1,000,000	1,087,190

34

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Bonds (continued)
New York State Dormitory Authority State
Personal Income Tax Revenue
Series A 5.00% 3/15/38	$4,545,000	$4,652,262
Series B 5.25% 3/15/38	6,000,000	6,265,319
Puerto Rico Sales Tax Financing Corporation
Sales Tax Revenue
Ω(Capital Appreciation) Series A 6.75% 8/1/32	10,780,000	7,545,999
•Series A 5.00% 8/1/39	5,500,000	5,629,910
Series A 5.75% 8/1/37	5,905,000	6,070,931
Tampa, Florida Sports Authority Revenue
Sales Tax (Tampa Bay Arena Project) 5.75% 10/1/20
(NATL-RE)	1,000,000	1,036,030
		49,349,157
State General Obligation Bonds – 5.38%
California State
6.00% 4/1/38	4,060,000	4,296,211
6.50% 4/1/33	2,570,000	2,850,233
Guam Government Series A 7.00% 11/15/39	4,295,000	4,330,176
Maryland State & Local Facilities Land Capital
Improvement Second Series 5.00% 8/1/16	4,000,000	4,686,320
New York State Series A 5.00% 2/15/39	1,450,000	1,495,153
Puerto Rico Commonwealth Public Improvement Series A
5.125% 7/1/31	7,880,000	7,153,070
5.25% 7/1/23	500,000	490,335
5.50% 7/1/19 (NATL-RE)	5,000,000	5,090,800
		30,392,298
Transportation Revenue Bonds – 11.74%
Bay Area, California Toll Authority Bridge Authority
Revenue (San Francisco Bay Area) Series F-1
5.625% 4/1/44	4,265,000	4,536,595
Branson, Missouri Regional Airport Transportation
Development District Revenue (Branson Airport Project)
Series B 6.00% 7/1/37 (AMT)	1,500,000	980,970
Capital Trust Agency Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project)
5.75% 1/1/32 (AMT)	3,750,000	2,599,800
(Orlando/Cargo Acquisition Project)
6.75% 1/1/32 (AMT)	2,395,000	1,845,491

35

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Dallas-Fort Worth, Texas International Airport Revenue
Series A 5.50% 11/1/31 (NATL-RE) (FGIC) (AMT)	$1,500,000	$1,499,880
Grapevine, Texas Industrial Development Corporate
Revenue (Air Cargo) 6.50% 1/1/24 (AMT)	910,000	747,965
Houston, Texas Industrial Development Corporate
Revenue (Air Cargo) 6.375% 1/1/23 (AMT)	1,995,000	1,633,526
Metropolitan Washington DC Airports Authority Dulles Toll
Road Revenue First Senior Lien Series A
5.00% 10/1/39	2,500,000	2,510,700
5.25% 10/1/44	6,110,000	6,142,505
Missouri State Highways & Transportation Commission
State Road Revenue Series B 5.00% 5/1/24	9,000,000	9,725,491
New York State Thruway Authority General Revenue
Series H 5.00% 1/1/19 (NATL-RE)	6,240,000	6,906,432
North Texas Tollway Authority Revenue (First Tier)
Series A 6.00% 1/1/24	3,345,000	3,540,047
•Series E-3 5.75% 1/1/38	4,320,000	4,536,734
Pennsylvania State Turnpike Commission Turnpike Revenue
Subordinate Series B 5.25% 6/1/39	6,000,000	6,105,840
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series G 5.00% 7/1/42	275,000	237,474
Sacramento County, California Airport System Revenue
(PFC/Grant) Series C 6.00% 7/1/41	6,500,000	6,585,150
Saint Louis, Missouri Airport Revenue (Lambert-St. Louis
International) Series A-1 6.625% 7/1/34	5,995,000	6,179,826
		66,314,426
Water & Sewer Revenue Bonds – 3.46%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.25% 11/1/39	5,500,000	5,732,595
Missouri State Environmental Improvement & Energy
Resource Authority Water Pollution Control Revenue
Unrefunded Balance (State Revolving Fund Project)
Series A 6.05% 7/1/16 (FSA)	1,060,000	1,064,113
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	4,000,000	4,373,000
Series A 5.25% 6/15/34	3,705,000	3,770,986

36

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Tampa, Florida Water and Sewer Revenue
6.00% 10/1/16 (FSA)	$1,000,000	$1,188,380
Virgin Islands Water & Power Authority Water System
Revenue 5.50% 7/1/17	510,000	511,749
West Virginia State Water Development Authority
Revenue (Loan Program III) Series A
6.375% 7/1/39 (AMBAC) (AMT)	2,890,000	2,924,680
		19,565,503
Total Municipal Bonds (cost $545,193,345)		554,711,355
Total Value of Securities – 98.16%
(cost $545,193,345)		554,711,355
Receivables and Other Assets
Net of Liabilities – 1.84%		10,419,922
Net Assets Applicable to 51,896,068
Shares Outstanding – 100.00%		$565,131,277
Net Asset Value – Delaware Tax-Free USA Fund
Class A ($536,420,077 / 49,259,602 Shares)		$10.89
Net Asset Value – Delaware Tax-Free USA Fund
Class B ($8,167,905 / 750,457 Shares)		$10.88
Net Asset Value – Delaware Tax-Free USA Fund
Class C ($20,542,151 / 1,885,904 Shares)		$10.89
Net Asset Value – Delaware Tax-Free USA Fund
Institutional Class ($1,144 / 105.01 Shares)		$10.89
Components of Net Assets at August 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)		$568,373,809
Undistributed net investment income		66,893
Accumulated net realized loss on investments		(12,827,435)
Net unrealized appreciation of investments		9,518,010
Total net assets		$565,131,277

37

Statements of net assets
Delaware Tax-Free USA Fund

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of August 31, 2009.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
@	Illiquid security. At August 31, 2009, the aggregate amount of illiquid securities was $1,882,130, which represented 0.33% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FNMA — Insured by Federal National Mortgage Association collateral
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association collateral
NATL-RE — Insured by the National Public Finance Guarantee Corporation
PSF — Insured by the Permanent School Fund
RADIAN — Insured by Radian Asset Assurance
VHA — Veterans Health Administration

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free USA Fund
Net asset value Class A (A)	$10.89
Sales charge (4.50% of offering price) (B)	0.51
Offering price	$11.40

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

38

Delaware Tax-Free USA Intermediate Fund	August 31, 2009

		Principal amount	Value
Municipal Bonds – 98.82%
Corporate Revenue Bonds – 10.09%
	Alliance Airport Authority, Texas Special Facilities Revenue
	(Federal Express Corp. Project) 4.85% 4/1/21 (AMT)	$2,000,000	$1,737,300
•	Brazos, Texas Harbor Industrial Development
	Environmental Facilities Revenue (Dow Chemical Co.
	Project) 5.90% 5/1/38 (AMT)	1,010,000	939,967
	Brazos, Texas River Authority Pollution Control Revenue
	(Texas Utilities) 5.40% 5/1/29 (AMT)	1,000,000	423,770
	Buckeye, Ohio Tobacco Settlement Financing Authority
	Asset-Backed Series A-2 5.875% 6/1/47	9,405,000	6,937,221
•	Chesapeake, Virginia Economic Development Authority
	Pollution Control Revenue (Electric & Power Co.
	Project) Series A 3.60% 2/1/32	1,150,000	1,166,468
	Chesterfield County, Virginia Economic Development
	Authority Pollution Control Revenue (Virginia Electric &
	Power) Series A 5.00% 5/1/23	1,460,000	1,509,684
	Golden State, California Tobacco Securitization
	Corporation Settlement Revenue Asset-Backed Senior
	Series A-1 5.75% 6/1/47	3,860,000	3,010,839
	Indianapolis, Indiana Airport Authority Revenue
	Special Facilities (Federal Express Corp. Project)
	5.10% 1/15/17 (AMT)	750,000	691,065
	Iowa Finance Authority Pollution Control Facilities
	Revenue (Interstate Power) 5.00% 7/1/14 (FGIC)	2,000,000	2,098,660
	Maryland Economic Development Corporation
	Pollution Control Revenue (Potomac Electric Project)
	6.20% 9/1/22	1,780,000	1,965,476
	Memphis-Shelby County, Tennessee Airport Authority
	Special Facilities Revenue (Federal Express Corp.
	Project) 5.05% 9/1/12	1,000,000	1,036,850
	Michigan State Strategic Fund Limited Obligation
	Revenue (Dow Chemical Project) Series B-2
	6.25% 6/1/14	4,500,000	4,632,704
•	Mobile, Alabama Industrial Development Board
	Pollution Control Revenue (Alabama Power Co.)
	Series B 4.875% 6/1/34	2,840,000	2,996,058
	M-S-R Energy Authority, California Gas Revenue
	Series A 6.125% 11/1/29	3,640,000	3,629,189

39

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Ohio State Air Quality Development Authority Revenue
Environmental Improvement (First Energy)
Series A 5.70% 2/1/14	$2,225,000	$2,358,367
Series A 5.70% 8/1/20	4,320,000	4,465,238
Series C 5.625% 6/1/18	2,370,000	2,457,406
(USX Project) 5.00% 11/1/15	1,000,000	1,020,760
• Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue (Exelon Generation Co.
Project) Series A 5.00% 12/1/42	1,355,000	1,387,032
Prattville, Alabama Industrial Development Board
Environmental Improvement Revenue (International
Paper Co. Project) Series A 6.70% 3/1/24 (AMT)	1,000,000	977,300
• Sabine, Texas River Authority Pollution Control Revenue
(TXU Electric Co. Project) Series A 5.50% 5/1/22	1,000,000	812,650
Salt Verde Financial Corporation, Arizona Senior Gas
Revenue 5.00% 12/1/37	4,500,000	3,773,340
Sugar Creek, Missouri Industrial Development Revenue
(Lafarge North America Project) Series A
5.65% 6/1/37 (AMT)	500,000	382,160
Toledo, Lucas County, Ohio Port Authority Development
Revenue (Northwest Ohio Bond Fund - Alex Products Inc.)
Series B 6.125% 11/15/09 (AMT)	150,000	150,260
		50,559,764
Education Revenue Bonds – 4.02%
California Municipal Finance Authority Educational Revenue
(American Heritage Education Foundation Project)
Series A 5.25% 6/1/26	1,000,000	816,500
California Statewide Communities Development Authority
Student Housing Revenue (Irvine, LLC - UCI East Campus)
6.00% 5/15/23	3,150,000	3,183,674
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue (CDFI Phase I, LLC Project)
Series B 5.50% 10/1/20	1,095,000	912,814
Fulton County, Georgia Development Authority Revenue
(Molecular Science Building Project)
5.25% 5/1/21 (NATL-RE)	1,000,000	1,092,520
Grand Traverse, Michigan Public School Academy Revenue
5.00% 11/1/36	1,000,000	607,950

40

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 6.25% 6/15/20	$1,180,000	$1,035,922
Massachusetts State Health & Educational
Facilities Authority Revenue
(Nichols College Project) Series C 6.125% 10/1/29	1,000,000	869,070
•(Northeastern University) 4.125% 10/1/37	2,360,000	2,414,846
Michigan Higher Education Facilities Authority Revenue
(Kalamazoo College Project) 5.50% 12/1/19	500,000	517,340
New York State Dormitory Authority Revenue
(Brooklyn Law School) Series A 5.50% 7/1/18 (RADIAN)	1,000,000	1,031,590
(Non State Supported Debt - Rockefeller University)
Series A 5.00% 7/1/27	1,055,000	1,162,568
Ohio State Higher Educational Facility Revenue
(John Carroll University) 5.50% 11/15/18	335,000	352,135
•(Kenyon College Project) 4.70% 7/1/37	1,000,000	1,051,090
Ohio State University General Receipts Revenue
Series B 5.25% 6/1/21	1,000,000	1,069,290
University of California Revenue Series A
5.125% 5/15/20 (AMBAC)	250,000	266,255
University of Oklahoma Research Facilities Revenue
5.00% 3/1/23 (AMBAC)	1,065,000	1,092,988
University of Virginia General Revenue Series B
5.00% 6/1/20	1,250,000	1,339,500
5.00% 6/1/21	1,250,000	1,333,000
		20,149,052
Electric Revenue Bonds – 3.16%
• Burke County, Georgia Development Authority
Pollution Control Revenue (Oglethorpe Power)
Series C-2 4.625% 1/1/37 (AMBAC)	3,320,000	3,391,878
Metropolitan Government Nashville & Davidson County,
Tennessee Electric Revenue Series B 5.50% 5/15/14	1,000,000	1,149,420
Orlando, Florida Utilities Commission Water & Electric
Revenue 5.25% 10/1/20	555,000	590,820
Platte River Power Authority, Colorado Power Revenue
Series HH 5.00% 6/1/26	2,000,000	2,161,720
Rochester, Minnesota Electric Utilities Revenue
Series C 5.00% 12/1/18 (NATL-RE)	2,000,000	2,243,440

41

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
South Carolina State Public Service Authority Revenue
Refunding Series A 5.125% 1/1/21 (FSA)	$1,000,000	$1,053,480
Texas Municipal Power Agency Revenue
4.00% 9/1/11 (AMBAC)	750,000	751,515
Vernon, California Electric System Revenue Series A
5.125% 8/1/21	4,500,000	4,501,170
		15,843,443
Escrowed to Maturity Bonds – 0.04%
Southcentral, Pennsylvania General Authority Revenue
(Wellspan Health Obligated Project) 5.625% 5/15/26	180,000	194,017
		194,017
Health Care Revenue Bonds – 11.30%
Allegheny County, Pennsylvania Municipal Development
Authority Revenue (University of Pittsburgh Medical Center)
Series A 5.00% 9/1/14	4,000,000	4,415,800
Berks County, Pennsylvania Hospital Authority Revenue
(Reading Hospital & Medical Center Project)
Series A-3 5.25% 11/1/24	4,405,000	4,464,600
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	2,250,000	2,432,250
California Statewide Communities Development Authority
Revenue (Kaiser Permanente) Series A 5.00% 4/1/19	6,070,000	6,335,138
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue (St. Francis
Medical Center) Series A 5.50% 6/1/34	640,000	641,792
Chatham County, Georgia Hospital Authority Revenue
(Memorial Health Medical Center) Series A
6.125% 1/1/24	905,000	834,347
@ Cleveland-Cuyahoga County, Ohio Port Authority
Revenue (Saint Clarence - Geac) Series A
6.125% 5/1/26	715,000	541,913
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health
System) Series A 6.00% 1/1/21	1,000,000	1,081,440
Dauphin County, Pennsylvania General Authority Health
System Revenue (Pinnacle Health System Project)
Series A 6.00% 6/1/29	4,500,000	4,602,825

42

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Georgia Medical Center Hospital Authority Revenue
(Spring Harbor Green Island Project) 5.25% 7/1/37	$2,300,000	$1,662,371
• Highlands County, Florida Health Facilities Authority
Revenue (Adventist Health System) Series I
5.00% 11/15/29	2,000,000	2,015,860
Maryland State Health & Higher Education Facilities
Authority Revenue
•(John Hopkins Health Systems) 5.00% 5/15/46	790,000	855,696
(Union Hospital of Cecil County) 5.625% 7/1/32	500,000	500,410
Massachusetts State Health & Educational Facilities
Authority Revenue (Caregroup) Series E-2
5.375% 7/1/21	1,970,000	2,012,217
Michigan State Hospital Finance Authority Revenue
(Oakwood Obligation Group) 5.50% 11/1/14	2,230,000	2,261,755
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health) Series A 6.375% 11/15/23	3,710,000	4,076,622
New Hampshire Health & Education Facilities Authority
Revenue (Elliot Hospital) Series B 5.60% 10/1/22	610,000	614,606
New York State Dormitory Authority Revenue Non State
Supported Debt
(North Shore LI Jewish Health System) Series A 5.50% 5/1/30	1,700,000	1,709,996
(Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	1,851,040
North Carolina Medical Care Commission Health Care
Facilities Revenue (First Mortgage - Presbyterian Homes)
5.40% 10/1/27	780,000	661,892
Ohio State Higher Educational Facilities Commission
Revenue (Cleveland Clinic Health System
Obligation Group) Series A
5.00% 1/1/17	2,000,000	2,180,300
5.00% 1/1/18	1,000,000	1,085,720
Scottsdale, Arizona Industrial Development Authority
Hospital Revenue (Scottsdale Healthcare) Series A
5.00% 9/1/19	3,065,000	3,109,381
St. Louis Park, Minnesota Health Care Facilities Revenue
Refunding (Nicollet Health Services) Series C
5.50% 7/1/18	4,240,000	4,533,196
St. Mary Hospital Authority, Pennsylvania Health System
Revenue (Catholic Health East) Series A
5.25% 11/15/16	1,200,000	1,243,248

43

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment Authority
Hospital Revenue (Health East Project)
6.00% 11/15/25	$1,000,000	$894,520
		56,618,935
Housing Revenue Bonds – 1.43%
California Housing Finance Agency Revenue
(Home Mortgage) Series M 5.95% 8/1/25 (AMT)	2,700,000	2,603,097
Puerto Rico Housing Finance Authority Subordinate
(Capital Fund Modernization) 5.50% 12/1/16	4,120,000	4,555,278
		7,158,375
Lease Revenue Bonds – 2.54%
Golden State, California Tobacco Securitization Corporation
Settlement Revenue Refunding Asset-Backed Series A
5.00% 6/1/18	1,170,000	1,169,906
5.00% 6/1/21 (AMBAC)	1,000,000	970,530
Michigan State Building Authority Revenue Series I
5.00% 10/15/09 (FSA)	1,000,000	1,004,970
5.00% 10/15/24	3,000,000	3,022,020
5.50% 10/15/18	2,175,000	2,238,989
New York State Municipal Bond Bank Agency Special
School Purpose Revenue Series C 5.25% 6/1/22	1,000,000	1,043,070
• Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series J
5.00% 7/1/28	1,000,000	1,015,230
Tobacco Settlement Financing New York Revenue
(Asset-Backed) Series B 5.00% 6/1/12	2,060,000	2,231,351
		12,696,066
Local General Obligation Bonds – 8.77%
Chicago, Illinois Board of Education Refunding Dedicated
Revenue Series B 5.00% 12/1/23 (AMBAC)	3,500,000	3,621,695
Chicago, Illinois Modern Schools Across Chicago
Series J 5.00% 12/1/23 (AMBAC)	2,865,000	2,996,217
Chicago, Illinois Project & Refunding Series C
5.50% 1/1/40 (NATL-RE) (FGIC)	2,940,000	2,967,283
Dallas, Texas 5.125% 2/15/15	3,000,000	3,457,770

44

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Fairfax County, Virginia Refunding & Public Improvement
5.25% 4/1/14	$3,500,000	$4,040,575
Gwinnett County, Georgia School District 5.00% 2/1/11	3,000,000	3,182,970
Lansing, Michigan Community College (College Building
and Site) 5.00% 5/1/21 (NATL-RE)	1,325,000	1,418,267
Licking County, Ohio Joint Vocational School District
School Facilities Construction and Improvement
5.00% 12/1/19 (NATL-RE)	1,000,000	1,055,980
Los Angeles, California Unified School District
(Election 1997) Series F 5.00% 7/1/21 (FGIC)	2,880,000	2,993,184
(Election 2004) Series G
5.00% 7/1/13 (AMBAC)	2,000,000	2,201,620
5.00% 7/1/31 (AMBAC)	3,955,000	4,009,579
Middlesex County, New Jersey Improvement Authority
Revenue (County Guaranteed Open Space Trust)
5.25% 9/15/20	1,000,000	1,106,630
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	3,830,050
Series G 5.25% 8/1/15	1,000,000	1,102,630
Series I 5.00% 8/1/21	1,000,000	1,049,340
Series I-1 5.25% 4/1/28	4,500,000	4,781,835
Series J 5.50% 6/1/23	100,000	104,778
		43,920,403
§Pre-Refunded Bonds – 7.06%
Benton & Linn Counties, Oregon School District #509J
5.00% 6/1/21-13 (FSA)	1,000,000	1,130,070
Cook County, Illinois Series A 5.375% 11/15/21-11 (FGIC)	2,160,000	2,324,398
Duluth, Minnesota Economic Development
Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)
5.25% 2/15/28-14	1,000,000	1,140,300
5.50% 2/15/23-14	1,000,000	1,150,920
Forest Grove, Oregon Revenue Campus (Pacific University)
6.30% 5/1/25-10 (RADIAN)	1,000,000	1,039,680
Illinois Educational Facilities Authority Student Housing
Revenue (Educational Advancement -
University Center Project) 6.00% 5/1/22-12	750,000	854,333

45

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Lancaster County, Pennsylvania Hospital Authority
Revenue (Lancaster General Hospital Project)
5.75% 3/15/21-13	$1,000,000	$1,159,210
Lunenburg County, Virginia Series B
5.25% 2/1/29-13 (NATL-RE)	715,000	814,907
Miami-Dade County, Florida Educational Facilities
Authority Revenue (University of Miami)
Series A 5.00% 4/1/34-14 (AMBAC)	3,500,000	3,977,329
Minneapolis, Minnesota Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	500,000	570,640
New Jersey State Educational Facilities Authority
Revenue (Georgian Court College Project) Series C
6.50% 7/1/33-13	500,000	592,675
New York City, New York Series J 5.50% 6/1/23-13	900,000	1,035,216
North Texas Health Facilities Development Corporation
Hospital Revenue (United Regional Health Care
System, Inc. Project) 6.00% 9/1/23-13	1,000,000	1,158,380
Ohio State Higher Education Capital Facilities
Series B 5.625% 5/1/14-10	5,780,000	5,980,623
Pennsylvania State First Series 5.125% 1/15/19-11	3,515,000	3,760,066
Pennsylvania State Higher Educational Facilities Authority
College & University Revenue (Geneva College Project)
6.125% 4/1/22-12	1,000,000	1,125,310
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series J 5.50% 7/1/21-14	1,000,000	1,152,230
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series I
5.50% 7/1/23-14	2,000,000	2,299,500
Southcentral, Pennsylvania General Authority Revenue
(Welllspan Health Obligated Project)
5.625% 5/15/26-11	820,000	893,948
University of North Carolina Revenue (Chapel Hill)
Series A 5.375% 12/1/14-11	2,000,000	2,160,520
Virginia State Resource Authority Clean Water Revenue
(State Revolving Fund) 6.00% 10/1/16-10	1,000,000	1,060,080
		35,380,335

46

	Principal amount	Value
Municipal Bonds (continued)
Resource Recovery Bonds – 0.24%
Pennsylvania Economic Development Financing Authority
Resource Recovery Revenue (Subordinate Colver
Project) Series G 5.125% 12/1/15 (AMT)	$1,400,000	$1,210,440
		1,210,440
Special Tax Bonds – 11.74%
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated Series B 5.00% 9/1/16	1,200,000	1,002,192
California State Economic Recovery Series A 5.25% 7/1/14	1,000,000	1,115,740
Casa Grande, Arizona Excise Tax Revenue
5.00% 4/1/22 (AMBAC)	1,600,000	1,613,616
Columbia County, Georgia Sales Tax 5.00% 4/1/16	1,265,000	1,460,822
Dallas, Texas Convention Center Hotel Development
Revenue Series A
5.00% 1/1/24	3,420,000	3,388,707
5.25% 1/1/23	5,375,000	5,449,819
Guam Government Limited Obligation Revenue
(Section 30) Series A
5.375% 12/1/24	1,750,000	1,757,368
5.625% 12/1/29	1,185,000	1,186,256
Hampton, Virginia Convention Center Revenue
5.25% 1/15/23 (AMBAC)	1,000,000	1,010,700
Louisiana State Citizens Property Insurance Corporation
Assessment Revenue Series C-2 6.75% 6/1/26
(ASSURED GTY)	3,600,000	4,145,904
Metropolitan Pier & Exposition Authority, Illinois Dedicate
State Tax Revenue (McCormick Place Expansion Project)
Series A 5.50% 12/15/24 (NATL-RE) (FGIC)	2,000,000	2,035,360
Middlesex County, New Jersey Improvement Authority
Senior Revenue (Heldrich Center Hotel/Conference
Project) Series A 5.00% 1/1/32	1,000,000	508,130
@ Modesto, California Special Tax Community Facilities
District #04-1 (Village 2) 5.15% 9/1/36	1,500,000	996,975
New Jersey Economic Development Authority Revenue
(Cigarette Tax)
5.00% 6/15/11 (FGIC)	2,750,000	2,785,943
5.50% 6/15/31	1,000,000	894,910
5.625% 6/15/18	1,000,000	987,310

47

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Bonds (continued)
• New York City, New York Transitional Finance Authority
Revenue Refunding - Future Tax Secured
Series A 5.50% 11/1/26	$1,000,000	$1,085,070
New York State Urban Development Corporation
Revenue (State Personal Income Tax)
Series A-1 5.00% 12/15/28	4,000,000	4,218,600
Oregon Department of Administrative Services Lottery
Revenue Series A 5.25% 4/1/26	2,000,000	2,200,660
Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue
Ω(Capital Appreciation) Series A 6.75% 8/1/32	5,585,000	3,909,500
Series A 5.00% 8/1/39	4,500,000	4,606,290
Series A 6.125% 8/1/29	2,500,000	2,605,075
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Refunding & Improvement (Francis
Place Redevelopment Project) 5.625% 11/1/25	1,000,000	775,590
@ St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue (Shoppes at North Village Project)
Series A 5.10% 11/1/19	250,000	216,473
Series B 5.375% 11/1/23	1,000,000	816,770
Washington State Motor Vehicle Fuel Tax
Series B 5.00% 7/1/16	4,250,000	4,893,279
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue Refunding-
Sales Tax-2nd Lien-Area B 5.00% 12/1/20	1,500,000	1,496,055
Wyoming State Loan & Investment Board Facilities
Revenue 5.00% 10/1/24	1,550,000	1,627,516
		58,790,630
State General Obligation Bonds – 20.40%
California State 5.25% 11/1/17	1,000,000	1,058,940
California State Various Purpose 6.50% 4/1/33	4,500,000	4,990,680
Connecticut State Series C 5.00% 11/1/24	2,000,000	2,214,080
Florida State Board Education Capital Outlay Public
Education Series D 5.75% 6/1/22	2,000,000	2,068,000
Georgia State
5.00% 8/1/12	3,125,000	3,476,813
5.00% 7/1/17	4,810,000	5,651,125
Series D 5.00% 7/1/11	6,865,000	7,396,488
Guam Government Series A 7.00% 11/15/39	1,560,000	1,572,776

48

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Illinois State Refunding Series B 5.00% 1/1/13	$3,475,000	$3,802,380
Maryland State 5.00% 8/1/17	1,500,000	1,733,100
Maryland State & Local Facilities Land Capital
Improvement 5.00% 3/15/19	3,675,000	4,204,898
Massachusetts State Consolidated Loan
Series A 5.25% 8/1/13	5,000,000	5,695,400
Series C 5.00% 9/1/10	7,750,000	8,097,438
Minnesota State 5.00% 6/1/14	900,000	1,030,086
Mississippi State Series A 5.00% 10/1/17	4,860,000	5,600,081
North Carolina State Public Improvement Series A
5.00% 3/1/12	4,000,000	4,393,040
5.00% 3/1/15	1,200,000	1,387,296
North Carolina State Refunding Series B 5.00% 4/1/15	4,000,000	4,630,880
Ohio State
Series A 5.00% 6/15/13	3,750,000	4,226,400
Series D 5.00% 9/15/14	3,500,000	4,006,485
Pennsylvania State
5.50% 2/1/13	3,200,000	3,620,160
Second Series A 5.00% 8/1/13	4,000,000	4,518,000
Puerto Rico Commonwealth Public Improvement Series A
5.00% 7/1/16 (ASSURED GTY)	2,110,000	2,268,904
5.25% 7/1/22	3,470,000	3,437,798
5.25% 7/1/23	1,125,000	1,103,254
5.50% 7/1/17	4,415,000	4,551,953
• Puerto Rico Commonwealth Series A 5.00% 7/1/30	1,000,000	1,018,430
• Puerto Rico Public Finance Corporation Commonwealth
Appropriation (LOC Puerto Rico Government Bank)
Series A 5.75% 8/1/27	1,000,000	1,027,360
Virginia State 5.00% 6/1/23	2,000,000	2,244,040
Washington State Variable Purpose Series A 5.00% 7/1/16	1,000,000	1,151,360
		102,177,645
Transportation Revenue Bonds – 11.05%
Bay Area Toll Authority, California Toll Bridge Revenue
(San Francisco Bay Area) Series F-1 5.25% 4/1/29	4,400,000	4,657,928
Broward County, Florida Airport System Revenue
Series O 5.375% 10/1/29	3,895,000	3,941,662
Capital Trust Agency Florida Revenue (Fort Lauderdale/
Cargo Acquisition Project) 5.75% 1/1/32 (AMT)	1,750,000	1,213,240

49

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Chicago, Illinois O’ Hare International Airport
Revenue General-Airport-Third Lien
Series A-2 5.75% 1/1/20 (FSA) (AMT)	$1,000,000	$1,028,820
Dallas-Fort Worth, Texas International Airport Revenue
Series A 5.00% 11/1/15 (XLCA) (AMT)	2,000,000	2,002,080
Georgia Federal Highway Road and Tollway Authority
Revenue Bonds 5.00% 6/1/10 (NATL-RE)	2,000,000	2,068,900
Idaho Housing & Finance Association Grant Revenue
(Antic Federal Highway Transportation)
Series A 5.25% 7/15/21 (ASSURED GTY)	2,760,000	3,086,011
Metropolitan, New York Transportation Authority Revenue
Series A 5.00% 11/15/18	2,500,000	2,675,675
Series C 6.50% 11/15/28	2,860,000	3,234,031
Metropolitan, Washington D.C. Airport Authority Systems
Revenue Series A 5.50% 10/1/19 (NATL-RE) (FGIC) (AMT)	1,000,000	1,031,990
New York State Thruway Authority Revenue
(General Highway and Bridge Trust Fund)
Series B 5.25% 4/1/13 (AMBAC)	3,300,000	3,699,432
North Texas Tollway Authority Revenue System (First Tier)
Series A 6.00% 1/1/20	4,000,000	4,278,000
•Series E-3 5.75% 1/1/38	2,470,000	2,593,920
Pennsylvania State Turnpike Commission Revenue
Series A 5.25% 12/1/20 (AMBAC)	1,230,000	1,364,144
Sacramento County, California Airport System
Revenue (PFC/Grant) Series D
5.50% 7/1/28	2,020,000	2,017,475
5.625% 7/1/29	1,685,000	1,692,414
Saint Louis, Missouri Airport Revenue (Lambert-St. Louis
International) Series A-1 6.125% 7/1/24	3,780,000	3,881,833
Texas State Transportation Commission Highway Fund
Revenue (First Tier) 5.00% 4/1/18	1,700,000	1,935,212
Triborough, New York Bridge & Tunnel Authority Revenue
Series A 5.00% 11/15/17	1,720,000	1,967,818
•Series B-1 5.00% 11/15/25	4,000,000	4,437,200
•Series B-3 5.00% 11/15/38	1,800,000	2,001,618
Virginia Port Authority Commonwealth Port Fund
Revenue Resolution 5.00% 7/1/12 (AMT)	500,000	535,105
		55,344,508

50

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 6.98%
Alabama Water Pollution Control Authority Revenue
5.50% 8/15/23 (AMBAC)	$1,000,000	$1,014,030
Arizona Water Infrastructure Finance Authority Revenue
(Water Quality) Series A 5.00% 10/1/21	2,430,000	2,734,601
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25	2,925,000	3,065,342
Dallas, Texas Waterworks & Sewer System Revenue
5.00% 10/1/24 (FSA)	6,500,000	6,511,569
Florida Water Pollution Control Financing Corporation
Revenue (Water Pollution Control) Series A
5.00% 1/15/25	5,000,000	5,287,150
King County, Washington Sewer Revenue Refunding
Series B 5.00% 1/1/14 (NATL-RE)	3,500,000	3,942,960
Massachusetts State Water Pollution Abatement Trust
5.00% 8/1/16	2,170,000	2,530,263
New York State Environmental Facilities Corporation
Revenue (State Clean Water & Drinking Water
Revolving Foundation)
Series A 5.00% 6/15/22	1,405,000	1,562,852
Series D 5.00% 9/15/23	3,360,000	3,680,611
Portland, Oregon Sewer System Revenue (First Lien)
Series A 5.00% 6/15/18	4,000,000	4,605,840
		34,935,218
Total Municipal Bonds (cost $480,361,761)		494,978,831

Short-Term Investments – 1.24%
•Variable Rate Demand Notes – 1.24%
Colorado Educational & Cultural Facilities Authority
Revenue (National Jewish Federation)
Series A-4 0.18% 2/1/34	1,300,000	1,300,000
Series A-8 0.18% 9/1/35	1,500,000	1,500,000
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series E 0.20% 11/15/47	900,000	900,000
Philadelphia, Pennsylvania Gas Works Revenue
Series E 0.25% 8/1/31	500,000	500,000
University of Minnesota Series C 0.20% 12/1/36	2,000,000	2,000,000
Total Short-Term Investments (cost $6,200,000)		6,200,000

51

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

Total Value of Securities – 100.06%
(cost $486,561,761)	$501,178,831
Liabilities Net of Receivables and
Other Assets – (0.06%)	(303,261)
Net Assets Applicable to 43,716,346
Shares Outstanding – 100.00%	$500,875,570

Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class A ($459,781,407 / 40,127,755 Shares)	$11.46
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class B ($860,724 / 75,197 Shares)	$11.45
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class C ($40,232,330 / 3,513,297 Shares)	$11.45
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Institutional Class ($1,109 / 96.8 Shares)	$11.46

Components of Net Assets at August 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$495,042,867
Undistributed net investment income	16,225
Accumulated net realized loss on investments	(8,800,592)
Net unrealized appreciation of investments	14,617,070
Total net assets	$500,875,570

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of August 31, 2009.
@	Illiquid security. At August 31, 2009, the aggregate amount of illiquid securities was $2,572,131, which represented 0.51% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

 ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

52

Summary of abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
CDFI – Community Development Financial Institutions
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
LOC – Letter of Credit
NATL-RE – Insured by the National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance
XLCA – Insured by XL Capital Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free USA Intermediate Fund
Net asset value Class A (A)	$11.46
Sales charge (2.75% of offering price) (B)	0.32
Offering price	$11.78

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

53

Statements of net assets
Delaware National High-Yield Municipal Bond Fund	August 31, 2009

		Principal amount	Value
Municipal Bonds – 99.99%
Corporate Revenue Bonds – 24.03%
•	Beaver County, Pennsylvania Industrial Development
	Authority Pollution Control Revenue (Firstenergy
	General Corp. Project) Series C 7.125% 6/1/28 (AMT)	$1,000,000	$1,038,820
•	Brazos, Texas Harbor Industrial Development
	Environmental Facilities Revenue (Dow Chemical Co.
	Project) 5.90% 5/1/38 (AMT)	190,000	176,825
•	Brazos, Texas River Authority Pollution Control Revenue
	(TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)	1,000,000	443,360
	Buckeye, Ohio Tobacco Settlement Financing Authority
	Asset-Backed Series A-2
	5.875% 6/1/47	590,000	435,190
	6.50% 6/1/47	1,000,000	806,340
	Cloquet, Minnesota Pollution Control Revenue
	(Potlatch Corp. Project) 5.90% 10/1/26	750,000	542,385
	De Soto Parish, Louisiana Environmental Improvement
	Revenue (International Paper Co. Project)
	Series A 6.35% 2/1/25 (AMT)	1,650,000	1,604,929
	Golden State, California Tobacco Securitization Settlement
	Revenue Refunding Asset-Backed Senior Series A-1
	5.75% 6/1/47	235,000	183,302
	Gulf Coast, Texas Waste Disposal Authority Revenue
	(Valero Energy Corp. Project) 6.65% 4/1/32 (AMT)	1,000,000	979,910
	Hawaii State Department Budget & Finance Special Purpose
	Revenue (Hawaiian Electric Co. Subsidiary) 6.50% 7/1/39	970,000	1,017,278
	Michigan Tobacco Settlement Finance Authority
	Revenue Asset-Backed Series A 6.00% 6/1/48	555,000	427,539
	Mississippi Business Finance Corporation Pollution
	Control Revenue (System Energy Resources, Inc.
	Project) 5.90% 5/1/22	900,000	845,280
	M-S-R Energy Authority, California Gas Revenue
	Series C 6.50% 11/1/39	1,000,000	1,008,020
	Nassau County, New York Tobacco Settlement
	Asset-Backed Series A-3 5.125% 6/1/46	525,000	385,403
	New Jersey Economic Development Authority Special
	Facility Revenue (Continental Airlines Inc. Project)
	6.40% 9/15/23 (AMT)	1,000,000	848,160
	New York City, New York Industrial Development Agency
	Special Facilities Revenue (JetBlue Airways Corp. Project)
	5.125% 5/15/30 (AMT)	1,000,000	646,090

54

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue (Allegheny Energy Supply Co.)
7.00% 7/15/39	$1,000,000	$1,035,170
Petersburg, Indiana Pollution Control Revenue (Indianapolis
Power & Light Co. Project) 6.375% 11/1/29 (AMT)	1,000,000	941,100
Phenix City, Alabama Industrial Development Board
Environmental Improvement Revenue (Mead Westvaco
Corp. Project) Series A 6.35% 5/15/35 (AMT)	500,000	399,405
Salt Verde Financial Corporation, Arizona Senior Gas Revenue
5.00% 12/1/37	1,000,000	838,520
Sugar Creek, Missouri Industrial Development Revenue
(Lafarge North America Project) Series A
5.65% 6/1/37 (AMT)	500,000	382,160
Sweetwater County, Wyoming Solid Waste Disposal
Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	878,740
Tobacco Settlement Financing Corporation, New Jersey
Refunding Senior Series 1A 5.00% 6/1/41	2,000,000	1,369,100
Tobacco Settlement Financing Corporation, Virginia
Senior Series B-1 5.00% 6/1/47	1,000,000	700,180
Toledo, Lucas County, Ohio Port Authority Development
Revenue (Toledo Express Airport Project) Series C
6.375% 11/15/32 (AMT)	1,000,000	817,060
		18,750,266
Education Revenue Bonds – 20.34%
California Statewide Communities Development
Authority Revenue (California Baptist University
Project) Series A 5.50% 11/1/38	1,000,000	669,180
California Statewide Communities Development
Authority Student Housing Revenue (East Campus
Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	1,000,000	890,420
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue (CDFI Phase I, LLC Project)
Subordinate Series B 6.00% 10/1/35	1,000,000	754,760
Idaho Housing & Finance Association Nonprofit
Facilities Revenue (North Star Charter School Project)
Series A 9.50% 7/1/39	1,000,000	1,046,890
Indiana State Finance Authority Revenue Educational
Facilities (Irvington Community) Series A 9.00% 7/1/39	1,000,000	1,096,650

55

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	$1,000,000	$834,890
Maryland State Economic Development Corporation
Student Housing Revenue (University of Maryland
College Park Projects) 5.75% 6/1/33	930,000	907,559
@ Maryland State Health & Higher Educational Facilities
Authority Revenue (Washington Christian
Academy Project) 5.50% 7/1/38	1,170,000	592,043
Massachusetts State Health & Educational Facilities
Authority Revenue (Nichols College Project)
Series C 6.125% 10/1/29	1,000,000	869,070
Minnesota State Higher Education Facilities Authority
Revenue (Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	879,790
New Jersey State Educational Facilities Authority Revenue
(Fairleigh Dickinson Project) Series C 5.50% 7/1/23	750,000	720,120
(University of Medical & Dentistry) Series B 7.50% 12/1/32	1,000,000	1,105,489
New Mexico Educational Assistance Foundation Student
Loan Revenue 1st Subordinate Series A-2
6.65% 11/1/25 (AMT)	985,000	987,236
Ohio State Higher Educational Facility Revenue
(Otterbein College Project) Series A 5.50% 12/1/28	950,000	991,914
Oregon State Facilities Authority Revenue
(College Housing Northwest Project) Series A
5.45% 10/1/32	1,000,000	739,560
Pennsylvania State Higher Educational Facilities
Authority Revenue
(Edinboro University Foundation Student Housing)
6.00% 7/1/42	1,000,000	884,100
(Widener University) 5.375% 7/15/29	650,000	633,315
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue (First Philadelphia Charter
Project) Series A 5.75% 8/15/32	745,000	571,639
Provo, Utah Charter School Revenue (Freedom Academy
Foundation Project) 5.50% 6/15/37	1,000,000	697,320
		15,871,945

56

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds – 26.39%
Apple Valley, Minnesota Economic Development
Authority Health Care Revenue (Augustana Home
St. Paul Project) Series A 6.00% 1/1/40	$1,000,000	$751,930
Brevard County, Florida Health Facilities Authority
Health Care Facilities Revenue (Heath First Inc. Project)
Series B 7.00% 4/1/39	1,000,000	1,043,140
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	900,000	972,900
California Statewide Communities Development
Authority Revenue (Senior Living - Southern California)
7.25% 11/15/41	500,000	510,760
Chatham County, Georgia Hospital Authority Revenue
(Memorial Health Medical Center) Series A
6.125% 1/1/24	750,000	691,448
@ Cleveland-Cuyahoga County, Ohio Port Authority
Revenue Senior Housing (St. Clarence - Geac)
Series A 6.25% 5/1/38	1,000,000	671,490
Colorado Health Facilities Authority Revenue
(Christian Living Community Project) Series A
5.75% 1/1/37	500,000	371,215
East Rochester, New York Housing Authority Revenue
Refunding (Senior Living - Woodland Village Project)
5.50% 8/1/33	500,000	379,455
Gainesville & Hall County, Georgia Development
Authority Revenue Senior Living Facilities
(Lanier Village Estates Project) Series C 7.25% 11/15/29	1,000,000	1,012,390
Illinois Finance Authority Revenue
(Provena Health) Series A 7.75% 8/15/34	1,000,000	1,035,690
(Silver Cross & Medical Centers) 7.00% 8/15/44	1,000,000	1,014,250
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Healthcare Project) 5.625% 1/1/28	1,000,000	909,940
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project) Series A 6.375% 7/1/30	725,000	665,608
Lebanon County, Pennsylvania Health Facilities Authority
Center Revenue (Pleasant View Retirement)
Series A 5.30% 12/15/26	1,000,000	824,410
New Jersey Health Care Facilities Financing Authority
Revenue (St. Josephs Healthcare System) 6.625% 7/1/38	860,000	786,117

57

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
New York State Dormitory Authority Revenue Non State
Supported Debt (Orange Regional Medical Center)
6.25% 12/1/37	$1,000,000	$811,630
North Carolina Medical Care Commission Health Care
Facilities Revenue (First Mortgage - Presbyterian Homes)
5.60% 10/1/36	1,000,000	770,280
Orange County, Florida Health Facilities Authority
Revenue (Orlando Regional Healthcare) Series C
5.25% 10/1/35	1,000,000	895,650
Pennsylvania Economic Development Financing Authority
Health System Revenue (Evalbert Einstein Healthcare)
Series A 6.25% 10/15/23	1,000,000	1,020,960
Richland County, Ohio Hospital Facilities Revenue
(Medcentral Health System Project) Series B
6.375% 11/15/30	500,000	506,645
St. Joseph County, Indiana Industrial Economic
Development Revenue (Madison Center Project)
5.50% 2/15/21	1,150,000	1,105,576
St. Paul, Minnesota Housing & Redevelopment
Authority Hospital Revenue (Healtheast Project)
6.00% 11/15/30	1,000,000	834,910
Washington State Health Care Facilities Authority
Revenue (Multicare Health System) Series B
6.00% 8/15/39 (ASSURED GTY)	1,250,000	1,312,438
Winchester, Virginia Industrial Development Authority
Residential Care Facility Revenue (Westminster-
Canterbury Project) Series A 5.30% 1/1/35	1,000,000	731,730
Yavapai County, Arizona Industrial Development Authority
Hospital Revenue (Yavapai Medical Center Project)
Series A 6.00% 8/1/33	1,000,000	960,730
		20,591,292
Housing Revenue Bonds – 1.29%
North Carolina Housing Finance Agency Homeownership
Revenue Series 27-A 5.55% 7/1/38 (AMT)	1,000,000	1,004,070
		1,004,070

58

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds – 2.13%
Dauphin County, Pennsylvania General Authority Revenue
(Riverfront Office & Parking Project) 5.75% 1/1/10	$970,000	$963,035
Missouri State Development Finance Board Infrastructure
Facilities Revenue (Branson Landing Project)
Series A 5.50% 12/1/24	720,000	696,845
		1,659,880
§Pre-Refunded Bonds – 3.67%
Bexar County, Texas Health Facilities Development
Corporation Revenue (Army Retirement Residence
Project) 6.30% 7/1/32-12	1,000,000	1,139,670
Milledgeville-Baldwin County, Georgia Development
Authority Revenue (Georgia College & State University
Foundation Student Housing Project) 6.00% 9/1/33-14	1,000,000	1,207,940
Minnesota State Higher Education Facilities Authority
Revenue (College of Art & Design Project)
Series 5-D 6.75% 5/1/26-10	500,000	520,440
		2,868,050
Special Tax Bonds – 13.19%
Baltimore, Maryland Convention Center Hotel Revenue
Suborinated Series B 5.875% 9/1/39	1,000,000	761,890
Chicago, Illinois Tax Increment Allocation
(Chatham Ridge Redevelopment Project)
5.95% 12/15/12	750,000	741,248
Farms New Kent, Virginia Community Development
Authority Special Assessment Series C 5.80% 3/1/36	1,000,000	605,830
Henderson, Nevada Local Improvement Districts #T-18
5.30% 9/1/35	665,000	240,531
Lancaster, California Redevelopment Agency Tax Allocation
(Combined Redevelopment Project Areas) 6.875% 8/1/39	500,000	503,100
Middlesex County, New Jersey Improvement Authority
Senior Revenue (Heldrich Center Hotel/Conference
Project) Series A
5.00% 1/1/32	500,000	254,065
5.125% 1/1/37	870,000	442,125
New Jersey Economic Development Authority
(Cigarette Tax) 5.75% 6/15/34	965,000	884,094

59

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Bonds (continued)
Prescott Valley, Arizona Improvement District Special
Assessment (Sewer Collection System Roadway Repair
Project) 7.90% 1/1/12	$168,000	$174,576
Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue
Ω(Capital Appreciation) Series A 6.75% 8/1/32	2,030,000	1,420,999
Series A 5.75% 8/1/37	940,000	966,414
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	930,708
@ Southwestern Illinois Development Authority Revenue
(Local Government Program - Collinsville Limited Project)
5.35% 3/1/31	500,000	346,585
@ St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue (Shoppes at North Village Project) Series A
5.375% 11/1/24	1,000,000	810,480
5.50% 11/1/27	500,000	395,555
Winter Garden Village at Fowler Groves Community
Development District, Florida Special Assessment Revenue
5.65% 5/1/37	975,000	815,402
		10,293,602
State General Obligation Bonds – 2.03%
Guam Government Series A 6.75% 11/15/29	1,565,000	1,581,213
		1,581,213
Transportation Revenue Bonds – 6.92%
Branson, Missouri Regional Airport Transportation Development
District (Airport Project) Series A 6.00% 7/1/37	500,000	346,400
Metropolitan Washington DC Airports Authority Dulles Toll
Road Revenue First Senior Lien Series A 5.25% 10/1/44	900,000	904,788
New York City, New York Industrial Development Agency
Special Airport Facilities (Airis JFK I LLC Project)
Series A 5.50% 7/1/28 (AMT)	905,000	632,857
Oklahoma City, Oklahoma Industrial & Cultural Facilities
Subordinated (Air Cargo Obligated Group Project)
6.75% 1/1/23 (AMT)	1,160,000	963,798
Onondaga County, New York Industrial Development
Authority Revenue Subordinated (Air Cargo Project)
7.25% 1/1/32 (AMT)	500,000	417,545

60

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Sacramento County, California Airport Services Revenue
(PFC/Grant) Series C 6.00% 7/1/41	$1,000,000	$1,013,100
Saint Louis, Missouri Airport Revenue (Lambert-St. Louis
International) Series A-1 6.625% 7/1/34	1,090,000	1,123,605
		5,402,093
Total Municipal Bonds (cost $84,459,936)		78,022,411

Short-Term Investment – 0.38%
•Variable Rate Demand Note – 0.38%
Philadelphia, Pennsylvania Gas Works Revenue 8th
Series E 0.25% 8/1/31	300,000	300,000
Total Short-Term Investment (cost $300,000)		300,000

Total Value of Securities – 100.37%
(cost $84,759,936)		78,322,411
Liabilities Net of Receivables
and Other Assets – (0.37%)		(291,298)
Net Assets Applicable to 8,739,745
Shares Outstanding – 100.00%		$78,031,113

Net Asset Value – Delaware National High-Yield Municipal
Bond Fund Class A ($68,812,016 / 7,710,832 Shares)		$8.92
Net Asset Value – Delaware National High-Yield Municipal
Bond Fund Class B ($1,448,068 / 161,945 Shares)		$8.94
Net Asset Value – Delaware National High-Yield Municipal
Bond Fund Class C ($7,769,786 / 866,829 Shares)		$8.96
Net Asset Value – Delaware National High-Yield Municipal
Bond Fund Institutional Class ($1,243 / 139.2 Shares)		$8.93

61

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

Components of Net Assets at August 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$87,784,016
Undistributed net investment income	13,405
Accumulated net realized loss on investments	(3,328,783)
Net unrealized depreciation of investments	(6,437,525)
Total net assets	$78,031,113

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of August 31, 2009.
@	Illiquid security. At August 31, 2009, the aggregate amount of illiquid securities was $2,816,153, which represented 3.61% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of abbreviations:
ACA — Insured by American Capital Access
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
CDFI — Community Development Financial Institutions

Net Asset Value and Offering Price Per Share –
Delaware National High-Yield Municipal Bond Fund
Net asset value Class A (A)	$8.92
Sales charge (4.50% of offering price) (B)	0.42
Offering price	$9.34

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

62

Statements of operations
Year Ended August 31, 2009

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Investment Income:
Interest	$29,239,930	$18,728,141	$4,824,027

Expenses:
Management fees	2,937,212	2,194,831	381,113
Distribution expenses – Class A	1,232,597	1,219,093	152,059
Distribution expenses – Class B	92,299	9,560	20,950
Distribution expenses – Class C	178,247	307,441	63,888
Dividend disbursing and transfer
agent fees and expenses	388,618	492,179	54,699
Accounting and administration expenses	214,995	175,586	27,717
Registration fees	98,265	98,134	56,974
Legal fees	83,688	71,578	12,668
Reports and statements to shareholders	64,145	59,372	10,393
Audit and tax	45,162	40,074	15,330
Trustees’ fees	38,960	31,697	5,015
Insurance fees	18,193	14,326	2,112
Pricing fees	17,182	19,833	9,818
Custodian fees	9,895	8,144	1,489
Consulting fees	7,340	5,929	942
Due and services	3,445	2,329	322
Trustees’ expenses	3,040	2,429	406
	5,433,283	4,752,535	815,895
Less expenses absorbed or waived	(696,758)	(575,527)	(127,504)
Less waived distribution expenses – Class A	—	(609,546)	—
Less expense paid indirectly	(1,825)	(1,433)	(247)
Total operating expenses	4,734,700	3,566,029	688,144
Net Investment Income	24,505,230	15,162,112	4,135,883

64

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Net Realized and Unrealized Gain
(Loss) on Investments:
Net realized loss on investments	$(2,838,744)	$(2,348,573)	$(898,271)
Net change in unrealized appreciation/
depreciation of investments	1,152,242	11,254,947	(3,755,920)
Net Realized and Unrealized Gain
(Loss) on Investments	(1,686,502)	8,906,374	(4,654,191)

Net Increase (Decrease) in Net Assets
Resulting from Operations	$22,818,728	$24,068,486	$(518,308)

See accompanying notes

65

Statements of changes in net assets
Delaware Tax-Free USA Fund

	Year Ended
	8/31/09	8/31/08
Increase (Decrease) in Net Assets from Operations:
Net investment income	$24,505,230	$27,617,892
Net realized loss on investments	(2,838,744)	(9,007,332)
Net change in unrealized
appreciation/depreciation of investments	1,152,242	(6,388,968)
Net increase in net assets resulting from operations	22,818,728	12,221,592

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(23,405,639)	(26,581,925)
Class B	(352,615)	(470,633)
Class C	(681,841)	(565,334)
Institutional Class	(32)	—
	(24,440,127)	(27,617,892)

Capital Share Transactions:
Proceeds from shares sold:
Class A	118,535,984	37,572,215
Class B	70,203	293,560
Class C	6,869,985	4,557,451
Institutional Class	1,022	—

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	12,514,345	13,138,217
Class B	172,056	251,193
Class C	484,088	410,918
Institutional Class	32	—
	138,647,715	56,223,554

66

	Year Ended
	8/31/09	8/31/08
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(104,004,049)	$(260,772,109)
Class B	(3,624,046)	(5,722,909)
Class C	(3,541,888)	(4,798,596)
	(111,169,983)	(271,293,614)
Increase (decrease) in net assets derived from
capital share transactions	27,477,732	(215,070,060)
Net Increase (Decrease) in Net Assets	25,856,333	(230,466,360)

Net Assets:
Beginning of year	539,274,944	769,741,304
End of year	$565,131,277	$539,274,944

Undistributed net investment income	$66,893	$1,790

See accompanying notes

67

Statements of changes in net assets
Delaware Tax-Free USA Intermediate Fund

	Year Ended
	8/31/09	8/31/08
Increase (Decrease) in Net Assets from Operations:
Net investment income	$15,162,112	$12,913,451
Net realized loss on investments	(2,348,573)	(3,995,267)
Net change in unrealized
appreciation/depreciation of investments	11,254,947	4,897,895
Net increase in net assets resulting from operations	24,068,486	13,816,079

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(14,270,823)	(12,238,496)
Class B	(25,400)	(39,714)
Class C	(817,862)	(667,017)
Institutional Class	(26)	—
	(15,114,111)	(12,945,227)

Capital Share Transactions:
Proceeds from shares sold:
Class A	235,187,166	206,786,111
Class B	184,940	131,370
Class C	19,373,068	7,290,130
Institutional Class	1,022	—

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	9,817,928	9,108,623
Class B	18,329	31,547
Class C	581,579	429,923
Institutional Class	24	—
	265,164,056	223,777,704

68

	Year Ended
	8/31/09	8/31/08
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(201,015,285)	$(115,146,849)
Class B	(616,595)	(680,553)
Class C	(5,491,621)	(11,178,428)
	(207,123,501)	(127,005,830)
Increase in net assets derived from
capital share transactions	58,040,555	96,771,874
Net Increase in Net Assets	66,994,930	97,642,726

Net Assets:
Beginning of year	433,880,640	336,237,914
End of year	$500,875,570	$433,880,640

Undistributed (distributions in excess of)
net investment income	$16,225	$(31,776)

See accompanying notes

69

Statements of changes in net assets
Delaware National High-Yield Municipal Bond Fund

	Year Ended
	8/31/09	8/31/08
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,135,883	$3,633,791
Net realized gain (loss) on investments	(898,271)	245,645
Net change in unrealized
appreciation/depreciation of investments	(3,755,920)	(4,249,383)
Net decrease in net assets resulting from operations	(518,308)	(369,947)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,657,847)	(3,214,246)
Class B	(110,366)	(176,575)
Class C	(335,892)	(242,971)
Institutional Class	(47)	—
	(4,104,152)	(3,633,792)

Capital Share Transactions:
Proceeds from shares sold:
Class A	12,889,514	17,354,089
Class B	289,157	54,983
Class C	2,516,187	3,638,033
Institutional Class	1,016	—

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	2,236,012	1,920,956
Class B	50,724	62,814
Class C	220,675	164,618
Institutional Class	45	—
	18,203,330	23,195,493

70

	Year Ended
	8/31/09	8/31/08
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(10,110,767)	$(13,185,106)
Class B	(1,746,311)	(2,736,136)
Class C	(1,588,149)	(1,338,113)
	(13,445,227)	(17,259,355)
Increase in net assets derived from
capital share transactions	4,758,103	5,936,138
Net Increase in Net Assets	135,643	1,932,399

Net Assets:
Beginning of year	77,895,470	75,963,071
End of year	$78,031,113	$77,895,470
Undistributed (distributions in excess of)
net investment income	$13,405	$(4,103)

See accompanying notes

71

Financial highlights
Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

72

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$10.970	$11.230	$11.570	$11.760	$11.460

0.479	0.462	0.466	0.458	0.512
(0.081)	(0.260)	(0.337)	(0.186)	0.300
0.398	0.202	0.129	0.272	0.812

(0.478)	(0.462)	(0.469)	(0.462)	(0.512)
(0.478)	(0.462)	(0.469)	(0.462)	(0.512)

$10.890	$10.970	$11.230	$11.570	$11.760

3.91%	1.82%	1.08%	2.42%	7.23%

$536,420	$510,822	$735,584	$656,813	$453,982
0.84%	0.85%	0.87%	0.86%	0.86%

0.97%	0.94%	0.95%	1.00%	0.98%
4.60%	4.13%	4.03%	3.97%	4.43%

4.47%	4.04%	3.95%	3.83%	4.31%
66%	28%	36%	41%	47%

73

Financial highlights
Delaware Tax-Free USA Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

74

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$10.960	$11.230	$11.570	$11.760	$11.460

0.399	0.378	0.378	0.370	0.423
(0.080)	(0.270)	(0.337)	(0.186)	0.300
0.319	0.108	0.041	0.184	0.723

(0.399)	(0.378)	(0.381)	(0.374)	(0.423)
(0.399)	(0.378)	(0.381)	(0.374)	(0.423)

$10.880	$10.960	$11.230	$11.570	$11.760

3.13%	0.96%	0.32%	1.63%	6.42%

$8,168	$11,812	$17,286	$22,189	$16,507
1.60%	1.61%	1.63%	1.63%	1.63%

1.73%	1.70%	1.71%	1.73%	1.71%
3.84%	3.37%	3.27%	3.20%	3.66%

3.71%	3.28%	3.19%	3.10%	3.58%
66%	28%	36%	41%	47%

75

Financial highlights
Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

76

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$10.970	$11.230	$11.570	$11.760	$11.460

0.399	0.377	0.378	0.370	0.423
(0.080)	(0.260)	(0.337)	(0.186)	0.300
0.319	0.117	0.041	0.184	0.723

(0.399)	(0.377)	(0.381)	(0.374)	(0.423)
(0.399)	(0.377)	(0.381)	(0.374)	(0.423)

$10.890	$10.970	$11.230	$11.570	$11.760

3.13%	0.96%	0.41%	1.63%	6.42%

$20,542	$16,641	$16,871	$15,110	$5,963
1.60%	1.61%	1.63%	1.63%	1.63%

1.73%	1.70%	1.71%	1.73%	1.71%
3.84%	3.37%	3.27%	3.20%	3.66%

3.71%	3.28%	3.19%	3.10%	3.58%
66%	28%	36%	41%	47%

77

Financial highlights
Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout the period were as follows:

12/31/08[1]
to 8/31/09
Net asset value, beginning of period	$10.020

Income from investment operations:
Net investment income	0.322
Net realized and unrealized gain on investments	0.870
Total from investment operations	1.192

Less dividends and distributions from:
Net investment income	(0.322)
Total dividends and distributions	(0.322)

Net asset value, end of period	$10.890

Total return[2]	12.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1
Ratio of expenses to average net assets	0.60%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.73%
Ratio of net investment income to average net assets	4.84%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	4.71%
Portfolio turnover	66% [3]

[1] Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3] Portfolio turnover is representative of the Fund for the year ended August 31, 2009.

See accompanying notes

78

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

80

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$11.250	$11.210	$11.470	$11.610	$11.390

0.388	0.383	0.414	0.408	0.410
0.210	0.041	(0.260)	(0.140)	0.220
0.598	0.424	0.154	0.268	0.630

(0.388)	(0.384)	(0.414)	(0.408)	(0.410)
(0.388)	(0.384)	(0.414)	(0.408)	(0.410)

$11.460	$11.250	$11.210	$11.470	$11.610

5.49%	3.83%	1.34%	2.38%	5.63%

$459,782	$407,729	$306,215	$204,525	$120,273
0.75%	0.75%	0.76%	0.75%	0.79%

1.03%	1.03%	1.03%	1.07%	1.11%
3.51%	3.38%	3.60%	3.56%	3.55%

3.23%	3.10%	3.33%	3.24%	3.23%
47%	28%	40%	37%	18%

81

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

82

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$11.240	$11.200	$11.460	$11.610	$11.380

0.294	0.287	0.317	0.311	0.313
0.210	0.041	(0.260)	(0.150)	0.230
0.504	0.328	0.057	0.161	0.543

(0.294)	(0.288)	(0.317)	(0.311)	(0.313)
(0.294)	(0.288)	(0.317)	(0.311)	(0.313)

$11.450	$11.240	$11.200	$11.460	$11.610

4.61%	2.95%	0.48%	1.43%	4.83%

$861	$1,272	$1,786	$2,413	$3,203
1.60%	1.60%	1.61%	1.60%	1.64%

1.73%	1.73%	1.73%	1.77%	1.81%
2.66%	2.53%	2.75%	2.71%	2.70%

2.53%	2.40%	2.63%	2.54%	2.53%
47%	28%	40%	37%	18%

83

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

84

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$11.240	$11.200	$11.470	$11.610	$11.390

0.294	0.287	0.317	0.311	0.313
0.210	0.041	(0.270)	(0.140)	0.220
0.504	0.328	0.047	0.171	0.533

(0.294)	(0.288)	(0.317)	(0.311)	(0.313)
(0.294)	(0.288)	(0.317)	(0.311)	(0.313)

$11.450	$11.240	$11.200	$11.470	$11.610

4.60%	2.95%	0.39%	1.52%	4.74%

$40,232	$24,880	$28,237	$28,004	$25,125
1.60%	1.60%	1.61%	1.60%	1.64%

1.73%	1.73%	1.73%	1.77%	1.81%
2.66%	2.53%	2.75%	2.71%	2.70%

2.53%	2.40%	2.63%	2.54%	2.53%
47%	28%	40%	37%	18%

85

Financial highlights
Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout the period were as follows:

12/31/08[1]
to 8/31/09
Net asset value, beginning of period	$10.800

Income from investment operations:
Net investment income	0.269
Net realized and unrealized gain on investments	0.660
Total from investment operations	0.929

Less dividends and distributions from:
Net investment income	(0.269)
Total dividends and distributions	(0.269)

Net asset value, end of period	$11.460

Total return[1]	8.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1
Ratio of expenses to average net assets	0.60%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.73%
Ratio of net investment income to average net assets	3.65%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	3.52%
Portfolio turnover	47% [3]

[1] Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3] Portfolio turnover is representative of the Fund for the year ended August 31, 2009.

See accompanying notes

86

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

88

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$9.510	$10.030	$10.320	$10.380	$10.010

0.505	0.484	0.482	0.477	0.503
(0.595)	(0.520)	(0.290)	(0.060)	0.371
(0.090)	(0.036)	0.192	0.417	0.874

(0.500)	(0.484)	(0.482)	(0.477)	(0.504)
(0.500)	(0.484)	(0.482)	(0.477)	(0.504)

$8.920	$9.510	$10.030	$10.320	$10.380

(0.38% )	(0.37% )	1.82%	4.15%	8.93%

$68,812	$67,762	$65,143	$68,663	$66,451
0.90%	0.90%	0.91%	0.90%	0.93%

1.08%	1.04%	1.03%	1.02%	1.01%
6.06%	4.94%	4.66%	4.66%	4.92%

5.88%	4.80%	4.54%	4.54%	4.84%
67%	24%	37%	73%	36%

89

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

90

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$9.530	$10.050	$10.350	$10.400	$10.030

0.440	0.410	0.404	0.400	0.426
(0.592)	(0.520)	(0.300)	(0.050)	0.371
(0.152)	(0.110)	0.104	0.350	0.797

(0.438)	(0.410)	(0.404)	(0.400)	(0.427)
(0.438)	(0.410)	(0.404)	(0.400)	(0.427)

$8.940	$9.530	$10.050	$10.350	$10.400

(1.11% )	(1.12% )	0.96%	3.47%	8.10%

$1,448	$3,135	$5,972	$9,519	$13,046
1.65%	1.65%	1.66%	1.65%	1.68%

1.83%	1.79%	1.78%	1.77%	1.76%
5.31%	4.19%	3.91%	3.91%	4.17%

5.13%	4.05%	3.79%	3.79%	4.09%
67%	24%	37%	73%	36%

91

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

92

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$9.550	$10.070	$10.360	$10.420	$10.040

0.441	0.410	0.404	0.400	0.426
(0.592)	(0.520)	(0.290)	(0.060)	0.381
(0.151)	(0.110)	0.114	0.340	0.807

(0.439)	(0.410)	(0.404)	(0.400)	(0.427)
(0.439)	(0.410)	(0.404)	(0.400)	(0.427)

$8.960	$9.550	$10.070	$10.360	$10.420

(1.11% )	(1.12% )	1.06%	3.36%	8.19%

$7,770	$6,998	$4,848	$5,332	$5,234
1.65%	1.65%	1.66%	1.65%	1.68%

1.83%	1.79%	1.78%	1.77%	1.76%
5.31%	4.19%	3.91%	3.91%	4.17%

5.13%	4.05%	3.79%	3.79%	4.09%
67%	24%	37%	73%	36%

93

Financial highlights
Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout the period were as follows:

12/31/08[1]
to 8/31/09
Net asset value, beginning of period	$7.590

Income from investment operations:
Net investment income	0.342
Net realized and unrealized gain on investments	1.338
Total from investment operations	1.680

Less dividends and distributions from:
Net investment income	(0.340)
Total dividends and distributions	(0.340)

Net asset value, end of period	$8.930

Total return[1]	22.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1
Ratio of expenses to average net assets	0.65%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.85%
Ratio of net investment income to average net assets	6.41%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	6.21%
Portfolio turnover	67% [3]

[1] Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3] Portfolio turnover is representative of the Fund for the year ended August 31, 2009.

See accompanying notes

94

Notes to financial statements
Delaware National Tax-Free Funds	August 31, 2009

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are individually referred to as a “Trust” and collectively as the “Trusts.” These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund (each referred to as a “Fund” or, collectively, as the “Funds”). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and up to 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund; and of 0.75% for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class B shares of Delaware Tax-Free USA Intermediate Fund were sold with a CDSC that declined from 2% to zero depending upon the period of time the shares were held. Class B shares of the Tax-Free USA Intermediate Fund will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation — Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account

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Notes to financial statements
Delaware National Tax-Free Funds

1. Significant Accounting Policies (continued)

developments related to the specific security, as well as transactions in comparable securities. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Boards of Trustees (each a Board and collectively the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax position taken on federal income tax returns for all open tax years (tax years ended August 31, 2006 – August 31, 2009), and has concluded that no provision for federal income tax is required for each Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

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The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual operating expenses, (excluding 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) do not exceed 0.60%, 0.60%, and 0.65% of average daily net assets of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund, respectively, through December 31, 2009. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon time to time by the Funds’ Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended August 31, 2009, each Fund was charged for these services as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$26,874	$21,948	$3,465

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Notes to financial statements
Delaware National Tax-Free Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares for Delaware Tax-Fee USA Intermediate Fund, 0.25% of the average daily net assets of the Class A shares for the Delaware National High-Yield Municipal Bond Fund and 1.00% of the average daily net assets of the Class B and C shares for all the Funds. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. Effective April 21, 2006, the maximum amount of the Class A 12b-1 fees was reduced to 0.25% and the total 12b-1 fees to be paid to Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through December 31, 2009 in order to prevent distribution and service fees of Class A shares from exceeding 0.15% of average daily net assets for the Delaware Tax-Free USA Intermediate Fund.

At August 31, 2009, each Fund had liabilities payable to affiliates as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Investment management fees
payable to DMC	$198,282	$158,904	$30,353
Dividend disbursing, transfer
agent and fund accounting
oversight fees and other
expenses payable to DSC	25,854	32,380	3,960
Distribution fees payable
to DDLP	132,751	91,520	21,857
Other expenses payable to
DMC and affiliates*	9,361	8,303	1,299

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

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As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the year ended August 31, 2009, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$45,324	$38,206	$5,945

For the year ended August 31, 2009, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$38,160	$29,214	$12,822

For the year ended August 31, 2009, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealer on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Class A	$—	$—	$—
Class B	5,596	—	3,789
Class C	1,358	5,117	2,065

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the year ended August 31, 2009, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Purchases	$375,585,268	$263,860,488	$51,773,218
Sales	350,779,928	202,577,691	45,700,444

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Notes to financial statements
Delaware National Tax-Free Funds

3. Investments (continued)

At August 31, 2009, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Cost of investments	$545,193,345	$486,561,761	$84,744,459
Aggregate unrealized
appreciation	34,414,817	21,655,219	2,763,959
Aggregate unrealized
depreciation	(24,896,807)	(7,038,149)	(9,186,007)
Net unrealized appreciation
(depreciation)	$9,518,010	$14,617,070	$(6,422,048)

Effective September 1, 2008, the Funds adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of each Fund’s investments by the FAS 157 fair value hierarchy levels as of August 31, 2009:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Level 1	$—	$—	$—
Level 2	554,711,355	501,178,831	78,322,411
Level 3	—	—	—
Total	$554,711,355	$501,178,831	$78,322,411

There were no Level 3 securities at the beginning or end of the year.

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4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2009 and 2008 was as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Year ended 8/31/09
Tax-exempt income	$24,389,642	$15,114,111	$4,103,777
Ordinary income	50,485	—	375
Total	$24,440,127	$15,114,111	$4,104,152

Year ended 8/31/08
Tax-exempt income	$27,608,512	$12,780,404	$3,633,792
Ordinary income	9,380	164,823	—
Total	$27,617,892	$12,945,227	$3,633,792

5. Components of Net Assets on a Tax Basis

As of August 31, 2009, the components of net assets on a tax basis were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Shares of beneficial interest	$568,373,809	$495,042,867	$87,784,016
Distributions payable	(647,279)	(429,934)	(101,222)
Undistributed tax-exempt
income	714,172	446,159	114,627
Post-October losses	(1,510,859)	(525,442)	(564,690)
Capital loss carryforward	(11,316,576)	(8,275,150)	(2,779,570)
Unrealized appreciation
(depreciation) of
investments	9,518,010	14,617,070	(6,422,048)
Net assets	$565,131,277	$500,875,570	$78,031,113

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2008 through August 31, 2009 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

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Notes to financial statements
Delaware National Tax-Free Funds

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of expiration of capital loss carryforwards. Results of operations and net assets were not affected by these reclassifications. For the year ended August 31, 2009, the Funds recorded the following reclassifications:

	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	Municipal Bond Fund
Paid-in capital	$44,057	$(3,025,716)
Accumulated net realized loss	(44,057)	3,039,939
Undistributed net investment income	—	(14,223)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2009 will expire as follows:

	Delaware Tax-	Delaware Tax-Free	Delaware National High-Yield
Year of Expiration	Free USA Fund	USA Intermediate Fund	Municipal Bond Fund
2010	$—	$—	$70,671
2011	—	249,429	997,721
2012	—	5,791	980,742
2014	—	119,427	—
2015	—	—	355,701
2016	797,494	2,127,384	—
2017	10,519,082	5,773,119	374,735
Total	$11,316,576	$8,275,150	$2,779,570

For the year ended August 31, 2009, capital loss carryforwards expired were $72,146 and $3,025,716 for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, respectively.

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6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware National High-Yield
	USA Fund		USA Intermediate Fund		Municipal Bond Fund
	Year Ended		Year Ended		Year Ended
	8/31/09	8/31/08	8/31/09	8/31/08	8/31/09	8/31/08
Shares sold:
Class A	11,607,343	3,388,412	21,288,665	18,324,376	1,543,457	1,773,356
Class B	7,042	26,584	16,760	11,589	36,455	5,607
Class C	662,828	406,318	1,748,249	646,630	298,334	372,132
Institutional Class	102	—	95	—	134	—

Shares issued upon reinvestment of dividends and distributions:
Class A	1,198,786	1,177,951	885,386	807,682	269,659	196,831
Class B	16,525	22,514	1,659	2,797	6,137	6,395
Class C	46,310	36,841	52,363	38,135	26,475	16,806
Institutional Class	3	—	2	—	5	—
	13,538,939	5,058,620	23,993,179	19,831,209	2,180,656	2,371,127

Shares repurchased:
Class A	(10,115,087)	(23,486,561)	(18,287,462)	(10,209,726)	(1,230,554)	(1,336,737)
Class B	(350,505)	(511,114)	(56,382)	(60,640)	(209,703)	(277,041)
Class C	(339,849)	(428,319)	(500,042)	(992,295)	(190,984)	(137,313)
	(10,805,441)	(24,425,994)	(18,843,886)	(11,262,661)	(1,631,241)	(1,751,091)
Net increase (decrease)	2,733,498	(19,367,374)	5,149,293	8,568,548	549,415	620,036

For the years ended August 31, 2009 and 2008, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

		Year Ended			Year Ended
		8/31/09			8/31/08
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
USA Fund	161,252	161,199	$1,668,006	227,491	227,437	$2,547,827
Delaware Tax-Free
USA Intermediate Fund	23,056	23,046	253,527	30,904	30,876	346,313
Delaware National High-Yield
Municipal Bond Fund	26,693	26,746	211,723	101,537	101,780	1,007,808

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Notes to financial statements
Delaware National Tax-Free Funds

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with the Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008.

Effective November 18, 2008, the Funds, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009. The Funds had no amounts outstanding as of August 31, 2009, or at any time during the year then ended.

8. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds. At August 31, 2009, 20.97% of the Delaware Tax-Free USA Fund’s net assets, 17.00% of the Delaware Tax-Free USA Intermediate Fund’s net assets, and 2.82% of the Delaware National High-Yield Municipal Bond Fund’s net assets were insured by bond insurers. These securities have been identified in the statements of net assets.

Each Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group (S&P) and/or Ba or lower by Moody’s Investors Service, Inc. (Moody’s). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds

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of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. As of August 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

10. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (the parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

105

Notes to financial statements
Delaware National Tax-Free Funds

10. Sale of Delaware Investments to Macquarie Group (continued)

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Funds. As a result, a Special Meeting of Shareholders (Meeting) of the Funds will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Funds (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Funds will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

11. Subsequent Events

Effective August 31, 2009, the Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to August 31, 2009 through October 19, 2009, the date of issuance of the Funds’ financial statements, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s financial statements.

In addition to the expense cap described in footnote 2, effective September 11, 2009, DMC has agreed to voluntarily waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses) in order to prevent total annual fund operating expenses from exceeding, in an aggregate amount, 0.56% and 0.60% of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund’s average daily net assets, respectively until such time as the voluntary expense cap is discontinued. These fee waivers and expense reimbursements apply only to expenses paid directly by the Funds, and may be discontinued at any time because they are voluntary.

12. Tax Information (Unaudited)

The information set forth below is for each Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

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For the fiscal year ended August 31, 2009, each Fund designates distributions paid during the year as follows:

	(A)	(B)	(C)
	Long-Term Capital	Ordinary Income	Tax Exempt	Total
	Gains Distributions	Distributions	Distributions	Distributions
	(Tax Basis)	(Tax Basis)	(Tax Basis)	(Tax Basis)
Delaware Tax-Free
USA Fund	—	0.21%	99.79%	100.00%
Delaware Tax-Free
USA Intermediate Fund	—	—	100.00%	100.00%
Delaware National High-Yield
Municipal Bond Fund	—	0.01%	99.99%	100.00%

(A), (B), and (C) are based on a percentage of each Fund’s total distributions.

107

Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees
Delaware Group® Tax-Free Funds — Delaware Tax-Free USA Fund, and Delaware Tax-Free USA Intermediate Fund
Voyageur Mutual Funds — Delaware National High-Yield Municipal Bond Fund

We have audited the accompanying statements of net assets of Delaware Group Tax-Free Fund (comprised of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund) and Delaware National High-Yield Municipal Bond Fund (one of the series constituting Voyageur Mutual Funds) (the “Funds”) as of August 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective series constituting the Delaware Group Tax-Free Fund and Delaware National High-Yield Municipal Bond Fund of Voyageur Mutual Funds at August 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
October 19, 2009

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Other Fund information
(Unaudited)
Delaware National Tax-Free Funds

Board Consideration of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund Investment Advisory Agreements

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for the Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and National High-Yield Municipal Bond Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreements with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Funds and their shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board also considered the transfer agent and shareholder

109

Other Fund information
(Unaudited)
Delaware National Tax-Free Funds

Board Consideration of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund Investment Advisory Agreements (continued)

services provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Funds. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the same Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2008. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board’s view of such performance.

Delaware Tax-Free USA Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional general municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three- and five-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the ten-year period was in the first quartile. The Board was satisfied with performance.

Delaware Tax-Free USA Intermediate Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional intermediate municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the three-year period was in the third quartile and the Fund’s total return for the five- and ten-year periods was in the first quartile. The Board was satisfied with performance.

Delaware National High-Yield Municipal Bond Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional high yield municipal debt funds as selected

110

by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the first quartile of its Performance Universe. The Board was very satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

Delaware Tax-Free USA Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through December 2009 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Delaware Tax-Free USA Intermediate Fund – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Delaware National High-Yield Municipal Bond Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2009 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, creating an opportunity for reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

111

Other Fund information
(Unaudited)
Delaware National Tax-Free Funds

Board Consideration of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund Investment Advisory Agreements (continued)

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. The Board also noted that the Delaware Tax-Free USA Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders. Although neither the Delaware Tax-Free USA Intermediate Fund nor the Delaware National High-Yield Municipal Bond Fund has reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

112

Fund management

Joseph R. Baxter
Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager
Joseph R. Baxter is the head of the municipal bond department and is responsible for setting the department’s investment strategy. He is also a co-portfolio manager of the firm’s municipal bond funds and several client accounts. Before joining Delaware Investments in 1999 as head municipal bond trader, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds. Baxter received a bachelor’s degree in finance and marketing from La Salle University.

Stephen J. Czepiel
Senior Vice President, Senior Portfolio Manager
Stephen J. Czepiel is a member of the firm’s municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of the firm’s municipal bond funds and client accounts. He joined Delaware Investments in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry. Czepiel earned his bachelor’s degree in finance and economics from Duquesne University.

113

Board of trustees/directors and officers addendum

Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees
Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees
Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

114

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	81	Director
various executive capacities		Kaydon Corp.
at different times at
Delaware Investments.[2]

Private Investor	81	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
		(April 2007–Present)
Investment Manager
Morgan Stanley & Co.
(January 1984–March 2004)

President	81	Director
Franklin & Marshall College		Community Health Systems
(June 2002–Present)

Executive Vice President
University of Pennsylvania
(April 1995–June 2002)

Founder and	81	None
Managing Director
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	81	None
Assurant, Inc. (Insurance)
(2002–2004)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

115

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Thomas F. Madison	Trustee	Since May 1997[3]
2005 Market Street
Philadelphia, PA 19103
February 1936

3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

116

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Consultant	81	None
ARL Associates
(Financial Planning)
(1983–Present)

President and	81	Director and Chair of
Chief Executive Officer		Compensation Committee,
MLM Partners, Inc.		Governance Committee
(Small Business Investing		Member
and Consulting)		CenterPoint Energy
(January 1993–Present)
Lead Director and Chair of
Audit and Governance
Committees, Member of
Compensation Committee
Digital River, Inc.

Director and Chair of
Governance Committee,
Audit Committee
Member
Rimage Corporation

Director and Chair of
Compensation Committee
Spanlink Communications

Lead Director and Member of
Compensation and
Governance Committees
Valmont Industries, Inc.

117

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Officers
David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 25, 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

118

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	81	None
(January 2006–Present)
Vice President — Mergers & Acquisitions
(January 2003–January 2006), and
Vice President
(July 1995–January 2003)
3M Corporation

Founder	81	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)

Founder
Sutton Asset Management
(Hedge Fund)
(September 1996–Present)

David F. Connor has served as	81	None[4]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	81	None[4]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	81	None[4]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	81	None[4]
various executive capacities
at different times at
Delaware Investments.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

119

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA

	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund and the Delaware Investments Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

120

Annual report

Delaware Tax-Free Arizona Fund

Delaware Tax-Free California Fund

Delaware Tax-Free Colorado Fund

Delaware Tax-Free Idaho Fund

Delaware Tax-Free New York Fund

August 31, 2009

Fixed income mutual funds

This annual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund.

The figures in the annual report for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund prospectus contains this and other important information about the investment company. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund at www.delawareinvestments.com.

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Contact information

Investment manager
Delaware Management Company, a series of Delaware Management Business Trust

National distributor
Delaware Distributors, L.P.

Financial intermediary wholesaler
Lincoln Financial Distributors, L.P.

Shareholder servicing, dividend disbursing, and transfer agent
Delaware Service Company, Inc.

Mailing address
2005 Market Street
Philadelphia, PA 19103-7094

Shareholder assistance by phone
800 523-1918, weekdays from 8 a.m. to 7 p.m. Eastern time

For securities dealers and financial institutions representatives only
800 362-7500

Portfolio management review	1
Performance summaries	9
Disclosure of Fund expenses	24
Sector allocations and
credit quality breakdowns	27
Statements of net assets	32
Statements of operations	72
Statements of changes in net assets	74
Financial highlights	84
Notes to financial statements	114
Report of independent registered
public accounting firm	128
Other Fund information	129
Board of trustees/directors and
officers addendum	134
About the organization	142

Views expressed herein are current as of August 31, 2009 and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Lincoln Financial Group is the marketing name for Lincoln National Corporation and its affiliates.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware multi-state funds	Sept. 8, 2009

Performance preview (for the period ended Aug. 31, 2009)
Delaware Tax-Free Arizona Fund (Class A shares)	1-year return	+5.64%
Barclays Capital Municipal Bond Index (benchmark)	1-year return	+5.67%
Lipper Arizona Municipal Debt Funds Average	1-year return	+1.98%

Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free Arizona Fund, please see the table on page 9.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Lipper Arizona Municipal Debt Funds Average compares funds that limit investments to those securities that are exempt from taxation in Arizona (double tax-exempt) or city (triple tax-exempt).

Delaware Tax-Free California Fund (Class A shares)	1-year return	+2.74%
Barclays Capital Municipal Bond Index (benchmark)	1-year return	+5.67%
Lipper California Municipal Debt Funds Average	1-year return	+0.78%

Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free California Fund, please see the table on page 12.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Lipper California Municipal Debt Funds Average compares funds that invest at least 65% of assets in municipal debt issues that are exempt from taxation in California, with dollar-weighted average maturities of 5 to 10 years.

Delaware Tax-Free Colorado Fund (Class A shares)	1-year return	+4.11%
Barclays Capital Municipal Bond Index (benchmark)	1-year return	+5.67%
Lipper Colorado Municipal Debt Funds Average	1-year return	+1.95%

Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free Colorado Fund, please see the table on page 15.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Lipper Colorado Municipal Debt Funds Average compares funds that limit investments to those securities that are exempt from taxation in Colorado (double tax-exempt) or city (triple tax-exempt).

Delaware Tax-Free Idaho Fund (Class A shares)	1-year return	+6.12%
Barclays Capital Municipal Bond Index (benchmark)	1-year return	+5.67%
Lipper Other States Municipal Debt Funds Average	1-year return	+3.29%

Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free Idaho Fund, please see the table on page 18.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Lipper Other States Municipal Debt Funds Average compares funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years and are exempt from taxation on a specified city or state basis.

Data for this portfolio management review were provided by Bloomberg unless otherwise noted.	1

Portfolio management review
Delaware multi-state funds

Delaware Tax-Free New York Fund (Class A shares)	1-year return	+5.65%
Barclays Capital Municipal Bond Index (benchmark)	1-year return	+5.67%
Lipper New York Municipal Debt Funds Average	1-year return	+2.86%

Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free New York Fund, please see the table on page 21.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Lipper New York Municipal Debt Funds Average compares funds that limit investments to those securities that are exempt from taxation in New York (double tax-exempt) or city (triple tax-exempt).

Fund performance

Delaware Tax-Free Arizona Fund Class A shares returned +5.64% at net asset value and +0.84% at maximum offer price (both returns include distributions reinvested) for the fiscal year ended Aug. 31, 2009. For the same period, the Fund’s benchmark, the Barclays Capital Municipal Bond Index (formerly the Lehman Brothers Municipal Bond Index), returned +5.67%. For complete annualized performance for Delaware Tax-Free Arizona Fund, please see the table on page 9.

Delaware Tax-Free California Fund Class A shares returned +2.74% at net asset value and -1.89% at maximum offer price (both returns include distributions reinvested) for the fiscal year ended Aug. 31, 2009. For the same period, the Fund’s benchmark, the Barclays Capital Municipal Bond Index, returned +5.67%. For complete annualized performance for Delaware Tax-Free California Fund, please see the table on page 12.

Delaware Tax-Free Colorado Fund Class A shares returned +4.11% at net asset value and -0.56% at maximum offer price (both returns include distributions reinvested) for the fiscal year ended Aug. 31, 2009. For the same period, the Fund’s benchmark, the Barclays Capital Municipal Bond Index, returned +5.67%. For complete annualized performance for Delaware Tax-Free Colorado Fund, please see the table on page 15.

Within the municipal bond market:

  In our view, the most notable trend during the early part of the fiscal period was the widening performance gap between higher-rated and lower-rated bonds.

  Eventually, however, with municipal bond yields high and their prices historically low (bond yields and prices move in opposite directions), investors slowly began to return to the tax-exempt bond market beginning in early 2009.

  In this environment, lower-rated bonds enjoyed more-favorable performance, and even rallied in the summer months.

Delaware Tax-Free Idaho Fund Class A shares returned +6.12% at net asset value and +1.35% at maximum offer price (both returns include distributions reinvested) for the fiscal year ended Aug. 31, 2009. For the same period, the Fund’s benchmark, the Barclays Capital Municipal Bond Index, returned +5.67%. For complete annualized performance for Delaware Tax-Free Idaho Fund, please see the table on page 18.

Delaware Tax-Free New York Fund Class A shares returned +5.65% at net asset value and +0.86% at maximum offer price (both returns include distributions reinvested) for the fiscal year ended Aug. 31, 2009. For the same period, the Fund’s benchmark, the Barclays Capital Municipal Bond Index, returned +5.67%. For complete annualized performance for Delaware Tax-Free New York Fund, please see the table on page 21.

Economic environment

The 12-month period included one of the most difficult economic and investment climates the portfolio management team has ever seen, followed by a considerable recovery within the municipal bond market and across fixed income markets more broadly.

The financial markets’ troubles date back to 2007 and turmoil continued into the start of the reporting period in September 2008:

  Falling home prices led to rising mortgage defaults, especially among “subprime” borrowers, or individuals with weak credit.

  As defaults rose, mortgage-backed securities — bonds whose interest is backed by monthly mortgage payments — lost considerable value.

  Credit dried up, and even financially sound companies and municipal borrowers found it increasingly difficult to obtain needed funds.

Several weeks into the period, the financial markets received a jolt with the bankruptcy of storied Wall Street investment bank Lehman Brothers. This event, followed soon after by the near bankruptcy (and ultimate federal bailout) of insurance giant American International Group (AIG), sent the markets into a near panic. Stock and bond prices virtually collapsed, while credit became even less available. On the whole, businesses began to cut their capital spending, and large-scale job losses ensued.

By early 2009, both stock and bond valuations had fallen extremely from their highs, reflecting investors’ fears of an economic depression. Though the “worst-case scenarios” that many may have envisioned did not materialize, the U.S. economy did experience its most severe downturn in decades. Gross domestic product (GDP) — a widely used measure of economic activity — fell by 5.4% and 6.4% in the fourth quarter of 2008 and the first quarter of 2009, respectively. It was the country’s worst two-quarter economic performance in more than 50 years.

Within this environment, the Federal Reserve and federal government took a series of steps to loosen tight credit markets and avert a worst-case scenario for the economy. The Fed significantly expanded its balance sheet during the fiscal year. Notably, it employed one of the lesser-used tools that it has at its disposal, in purchasing hundreds of billions of dollars’ worth of longer-term U.S. Treasury debt as well as agency mortgage-backed securities. In December 2008, the Federal Open Market Committee (FOMC) cut the target federal funds rate to a range of zero to 0.25% — an all-time low. For its part,

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Delaware multi-state funds

the federal government passed the Troubled Asset Relief Program (TARP), a $700 billion package designed to shore up financial institutions, in October 2008. Several months later, the Obama administration followed up with the American Recovery and Reinvestment Act of 2009, a nearly $800 billion economic stimulus package. (Source: Bloomberg.)

As the period came to a close, the economy was, if not improving, declining at a far slower pace, and many were anticipating an end to the long recession. During the second quarter of 2009, GDP fell by an estimated 1% (source: Bloomberg). This figure was still weak, but it was the best economic performance seen in a year.

Economic environment by state

As of the end of the fiscal period, Arizona had a budget approved for $8.3 billion of state spending, but a $3.2 billion revenue shortfall meant that the budget wasn’t constitutionally balanced. The Arizona Legislature adjourned its special session on Aug. 25. The governor had until Sept. 5 to sign or veto a budget package (budget negotiations remained at a stalemate as of this writing). The Republican package includes more than $600 million in spending cuts, $250 million in transfers, $735 million from refinancing prisons, $160 million in funding delays, and $1.1 billion in federal stimulus money, while the Democrats’ proposal included the governor’s three-year sales-tax proposal and erased spending cuts for education, healthcare, and social services. (Sources: KTAR.com, Office of the Governor.)

In California, lawmakers passed $23.2 billion of budget balancing measures, closing most of the state’s estimated $24.2 billion deficit for this year. Two important components of the package failed in the Assembly, one that would have allowed oil drilling off the coast of Santa Barbara and another that authorized taking about $1 billion in gas tax revenues from local governments. To eliminate the $156 million deficit and create a $500 million reserve, the governor made $489 million in extra cuts, borrowed $50 million from one of the state’s special funds and found about $117 million in savings from money not spent in the last fiscal year. It has been reported that California will need to borrow approximately $10.5 billion to meet its cash flow needs for the rest of the fiscal year. Officials should begin with a $1.5 billion interim revenue anticipation note (RAN). The interim RANs are to be taken out by mid-September, when the treasurer’s office plans to issue $10.5 billion of RANs in a deal designed to meet the state’s cash flow needs through fiscal 2010. (Sources: Sacramento Bee, State Controller, State Treasurer, Office of the Governor, and The Bond Buyer.)

Colorado Governor Bill Ritter presented the Joint Budget Committee with a budget balancing plan that closes a nearly $320 million shortfall in the current 2010 fiscal year. Most cuts took effect Sept. 1, and come on top of the $1.45 billion the Legislature already has cut from the state budget in the last two years. The plan reflects a 9% reduction in spending from last fiscal year. It includes $265 million in targeted service cuts, the elimination of 270 state jobs, and $48 million in cash-funded program reductions. (Source: Office of the Governor.)

Idaho General Fund revenue finished fiscal 2009 $94.8 million lower than expected based on the February 2009 forecast and $443.8 million lower than 2008 figures. More than half of the fiscal year revenue shortfall was due to weakness in individual income tax. Overall general fund revenues on a budgetary basis are forecasted to decline to $2.5 billion in fiscal 2010, down from $2.6 billion in 2009. It has been reported that spending holdbacks or draws on reserves outside the general fund are likely. However, Idaho has external reserves that are expected to total $280 million at the end of 2010. (Sources: Idaho Division of Financial Management and Standard & Poor’s.)

In New York, total tax revenues of $11.5 billion were $52.6 million below projections and $3.6 billion lower than last year from April through July. Personal income tax collections were $3.3 billion below last year, primarily due to collections in April 2009. While total personal income tax collections are down for the year, personal income tax withholding collections grew by $16 million in July for the second consecutive month this year. Business tax collections were $181 million higher than collections for the same period last year. (Source: New York State Comptroller.)

The municipal bond market

In our view, the most notable trend within the municipal bond market during the period was the widening performance gap between higher-rated and lower-rated bonds. Demand remained strong for securities with high (AA or better) credit ratings, for example, but was weak for those in all other rating categories, particularly securities rated BBB or below. As a result, lower-rated bonds dramatically underperformed their higher-grade counterparts — especially in the first few months of the period when investor confidence was lowest.

This bifurcation, or divergence of performance, within the municipal market largely resulted from the continued financial troubles for monoline municipal bond insurers. For many years, these companies — which insure municipal bond principal and interest payments — received AAA ratings from the major credit rating agencies. As a result, many investors were willing to buy lower-quality bonds as long as they carried this AAA-rated insurance guarantee. Beginning in 2007, however, as credit conditions worsened, many of these monoline insurance companies saw their credit ratings cut dramatically.

Severe capitalization constraints within the investment banking community compounded the municipal markets’ problems during approximately the first half of the fiscal period. Once investment banks’ capital positions were compromised, most were less willing to provide liquidity to help bolster the municipal market.

With municipal bond yields high and their prices at historic lows (bond yields and prices move in opposite directions), investors slowly began to return to the tax-exempt bond market beginning in mid-December 2008. At first, they favored highly rated bonds generally associated with minimal credit risk. By the year’s second calendar quarter, as optimism about the economy grew, municipal bond issuance began to grow, and for the first time in months we began to see increased new supply that stemmed from lower-rated, higher-yielding deals.

In this environment, lower-rated bonds generally enjoyed more-favorable performance, and even rallied in the summer months. Credit spreads — which can be interpreted as the additional income paid to

Portfolio management review
Delaware multi-state funds

investors in exchange for investing in riskier bonds — narrowed sharply from their peak in early January, indicating some initial easing of the general risk aversion that characterized fixed income markets for so long.

Besides generally avoiding credit risk, many municipal bond investors sought to minimize interest rate risk as well during the period. This was indicated by the fact that the yield curve, or the difference in yield offered by shorter-dated AAA-rated general obligation bonds relative to comparable longer-dated issues, rose steadily during the fiscal period. In fact, it reached a high of nearly four percentage points in August 2009 — almost double the historical average. (Source: Barclays Capital.)

Tactical portfolio shifts

Entering the reporting period, we sought to take advantage of market conditions by positioning the Funds more conservatively. We were emphasizing higher-rated securities as well as those with intermediate maturities. As the credit crisis deepened, this conservative stance generally contributed to the Funds’ performance versus our peers, especially in the fourth quarter of 2008 and first quarter of 2009.

Beginning early in 2009 and continuing through the end of the fiscal period, we became somewhat more confident, as we perceived a positive shift in the outlook for municipal bonds. Believing that municipal bond investors were being unusually well compensated for taking on credit risk, we began to selectively invest more of the Funds’ assets in lower-rated, higher-yielding bonds. We also sold some of our intermediate-dated holdings and increasingly focused on longer-dated issues — an approach that enabled us to lock higher interest rates into the portfolios for an extended time.

Our approach during approximately the second half of the fiscal year (selectively investing across the credit spectrum) is more representative of how we manage the Funds during more-normalized market conditions. We are bottom-up investors, meaning that we evaluate securities one by one, based on thorough fundamental research to help ensure our comfort with the credit quality of each issuer. We believe that this approach may enable us to uncover value potential that investors with less experience or a less rigorous dedication to research might not be able to identify.

We believe this shift in Fund positioning was well timed. Early on, when the Funds emphasized higher-quality, intermediate-maturity debt, the securities we owned were often less affected by the worst of the market turmoil. As we gradually positioned the Funds more aggressively in a more favorable investment environment, we generally benefited from having security selection to the types of fundamentally solid, yet higher-than-average yielding bonds that we have historically favored.

Of final note, large states with plentiful supplies of tax-free bonds to choose from — such as California and New York — provided us with multiple investment opportunities, while in smaller states with reduced supply, such as Idaho, we attempted to take advantage of opportunities as they surfaced. In the latter category, we made increased use of bonds issued by U.S. territories such as Puerto Rico, which generally are fully exempt from income taxes at all levels of government.

Notable sectors and securities

Many of the best-performing sectors in all Funds (regardless of state) were those with a large proportion of high-quality bonds. For example, all Funds benefited greatly from exposure to pre-refunded issues. These securities are found on the short end of the yield curve and have historically faced little if any credit risk. This is because they are backed by the invested debt proceeds of a second bond issue, which typically consists of U.S. Treasury securities. Given investors’ tremendous risk aversion during the period, Treasurys performed extremely well, boosting the performance of our pre-refunded holdings.

Other sectors with predominantly higher-quality issuance added to performance as well. In Delaware Tax-Free Colorado Fund, for example, local general obligation (GO) bonds, and especially an investment in Adams and Arapahoe Counties GO bonds, were particularly helpful. Water/sewer bonds were among the best performers for Delaware Tax-Free California Fund. These bonds benefited from their essential function, which helped them during the challenging economic environment.

Special-tax bonds generally contributed to the Funds’ performances as well, especially in the New York and Arizona Funds. Special-tax bonds are backed by dedicated tax revenue streams, potentially making them less vulnerable to the financial weakness of state and local governments. For example, Delaware Tax-Free New York Fund benefited from its position in Metropolitan Transportation Authority bonds, which were purchased near the market’s bottom and which recovered substantially off of their lows. Similarly, Delaware Tax-Free Arizona Fund benefited from two particularly strong-performing special-tax bonds — Scottsdale Water/Sewer as well as Mesa, Ariz. Street and Highway revenue bonds.

The Funds’ performances in the healthcare sector were mixed overall. We saw strong results from individual healthcare bonds we bought near the market’s bottom and that subsequently recovered off their lows. Within Delaware Tax-Free Idaho Fund, for example, a position in Idaho Health Facilities Authority revenue bonds issued for Trinity Health performed well, while Delaware Tax-Free Colorado Fund was helped by Colorado Health Facilities Authority revenue bonds issued for Catholic Health Initiatives. In Delaware Tax-Free New York Fund, our investment in New York State Dormitory Authority revenue bonds issued for Memorial Sloan-Kettering performed quite well. We were able to purchase these bonds near the bottom of the market, and the holdings rebounded nicely in the second half of the period. Despite the success of our Sloan-Kettering holdings, the healthcare sector was an overall source of underperformance for this Fund.

On the negative side, the industrial development revenue (IDR) bond category, which consists of corporate-backed bonds, many of which were lower rated, was generally a source of underperformance across the state Funds. This was particularly true for Delaware Tax-Free New York Fund and Delaware Tax-Free Idaho Fund. Bonds issued for the Brooklyn Navy Yard were a noteworthy drag on the New York Fund’s returns. The proceeds from this bond issue went to fund electricity generation plants — a cyclical business that lagged as the economy weakened. In the Idaho Fund, Nez Perce County pollution bonds issued for Potlatch Corporation were significant detractors.

Portfolio management review
Delaware multi-state funds

Because of their more-limited municipal issuance, both Delaware Tax-Free Arizona Fund and Delaware Tax-Free Idaho Fund had elevated exposure to bonds issued by U.S. territories. In both cases, the Funds were hurt by their exposure to Puerto Rico general obligation bonds, which underperformed because of the territory’s lower credit rating. The Arizona Fund was also hurt by its allocation to U.S. Virgin Islands gross receipt tax bonds.

Lower-rated education bonds had a noteworthy negative impact on both Delaware Tax-Free Colorado Fund and Delaware Tax-Free California Fund. The education bond sector in Colorado includes an unusually large proportion of charter school bonds, many of which carry mid-investment-grade credit ratings at best. These lower-rated bonds underperformed, as did our holdings in bonds issued for the University of Puerto Rico. Although lower-rated education bonds were also a negative within the California Fund, we did benefit from several highly rated university issues that were helped by their strong credit quality.

Several funds, including Delaware Tax-Free Colorado Fund and Delaware Tax-Free California Fund, also were weighed down by their allocation to land-transaction bonds, sometimes called “dirt bonds.” These issues, which help finance property developments, were particularly challenged in the regions that experienced the biggest housing boom and subsequent bust. For example, the Colorado Fund was hurt by the performance of Park Meadows Business Improvement and North Range Metropolitan District bonds, while a handful of California issues, including those of Roseville WestPark Community and Culver City Redevelopment Agency, lagged as well.

Performance summaries
Delaware Tax-Free Arizona Fund	Aug. 31, 2009

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Tax-Free Arizona Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

A rise or fall in interest rates can have a significant impact on bond prices and the net asset value (NAV) of the Fund. Funds that invest in bonds can lose their value as interest rates rise, and an investor can lose principal.

Fund performance	Average annual total returns through Aug. 31, 2009
	1 year	5 years	10 years	Lifetime
Class A (Est. April 1, 1991)
Excluding sales charge	+5.64%	+3.60%	+4.72%	+5.73%
Including sales charge	+0.84%	+2.65%	+4.24%	+5.47%
Class B (Est. March 10, 1995)
Excluding sales charge	+4.85%	+2.83%	+4.09%	+4.71%
Including sales charge	+0.85%	+2.57%	+4.09%	+4.71%
Class C (Est. May 26, 1994)
Excluding sales charge	+4.84%	+2.84%	+3.96%	+4.39%
Including sales charge	+3.84%	+2.84%	+3.96%	+4.39%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for all classes during the periods shown in the Fund performance chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expenses” chart. (Note that all charts and graphs referred to in the “Performance summaries” section of this report are found on pages 9 through 11.) Performance would have been lower had the expense limitations not been in effect.

Performance summaries
Delaware Tax-Free Arizona Fund

The Fund offers Class A, B, and C shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%, and have an annual distribution and service fee of up to 0.25% of average daily net assets.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax that applies to certain investors. Capital gains, if any, are taxable.

Funds that invest primarily in a specific state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees from Jan. 1, 2009, through Dec. 31, 2009. Please see the most recent prospectus for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.91%	1.66%	1.66%
(without fee waivers)
Net expenses	0.75%	1.50%	1.50%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

Performance of a $10,000 investment
Average annual total returns from Aug. 31, 1999, through Aug. 31, 2009

For period beginning Aug. 31, 1999, through Aug. 31, 2009	Starting value	Ending value
Barclays Capital Municipal Bond Index	$10,000	$16,924
Delaware Tax-Free Arizona Fund — Class A Shares	$9,550	$15,134

The chart assumes $10,000 invested in the Fund on Aug. 31, 1999, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summaries” section of this report, which includes pages 9 through 11.

The chart also assumes $10,000 invested in the Barclays Capital Municipal Bond Index as of Aug. 31, 1999. The Barclays Capital Municipal Bond Index, formerly the Lehman Brothers Municipal Bond Index, measures the total return performance of the long-term, investment grade, tax-exempt bond market.

An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Performance of other Fund classes will vary due to different charges and expenses.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Past performance is not a guarantee of future results.

Stock symbols and CUSIP numbers
	Nasdaq symbols	CUSIPs
Class A	VAZIX	928916204
Class B	DVABX	928928639
Class C	DVACX	928916501

Performance summaries
Delaware Tax-Free California Fund	Aug. 31, 2009

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Tax-Free California Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

A rise or fall in interest rates can have a significant impact on bond prices and the net asset value (NAV) of the Fund. Funds that invest in bonds can lose their value as interest rates rise, and an investor can lose principal.

Fund performance	Average annual total returns through Aug. 31, 2009
	1 year	5 years	10 years	Lifetime
Class A (Est. March 2, 1995)
Excluding sales charge	+2.74%	+3.26%	+4.80%	+5.49%
Including sales charge	-1.89%	+2.32%	+4.32%	+5.15%
Class B (Est. Aug. 23, 1995)
Excluding sales charge	+2.07%	+2.48%	+4.18%	+5.13%
Including sales charge	-1.86%	+2.22%	+4.18%	+5.13%
Class C (Est. April 9, 1996)
Excluding sales charge	+2.07%	+2.48%	+4.02%	+4.59%
Including sales charge	+1.09%	+2.48%	+4.02%	+4.59%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for all classes during the periods shown in the Fund performance chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expenses” chart. (Note that all charts and graphs referred to in the “Performance summaries” section of this report are found on pages 12 through 14.) Performance would have been lower had the expense limitations not been in effect.

The Fund offers Class A, B, and C shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%, and have an annual distribution and service fee of up to 0.25% of average daily net assets.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax that applies to certain investors. Capital gains, if any, are taxable.

Funds that invest primarily in a specific state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees from Jan. 1, 2009, through Dec. 31, 2009. Please see the most recent prospectus for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.97%	1.72%	1.72%
(without fee waivers)
Net expenses	0.88%	1.63%	1.63%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

Performance summaries
Delaware Tax-Free California Fund

Performance of a $10,000 investment
Average annual total returns from Aug. 31, 1999, through Aug. 31, 2009

For period beginning Aug. 31, 1999, through Aug. 31, 2009	Starting value	Ending value
Barclays Capital Municipal Bond Index	$10,000	$16,924
Delaware Tax-Free California Fund — Class A Shares	$9,550	$15,248

The chart assumes $10,000 invested in the Fund on Aug. 31, 1999, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summaries” section of this report, which includes pages 12 through 14.

The chart also assumes $10,000 invested in the Barclays Capital Municipal Bond Index as of Aug. 31, 1999. The Barclays Capital Municipal Bond Index, formerly the Lehman Brothers Municipal Bond Index, measures the total return performance of the long-term, investment grade, tax-exempt bond market.

An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Performance of other Fund classes will vary due to different charges and expenses.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Past performance is not a guarantee of future results.

Stock symbols and CUSIP numbers
	Nasdaq symbols	CUSIPs
Class A	DVTAX	928928829
Class B	DVTFX	928928811
Class C	DVFTX	928928795

Delaware Tax-Free Colorado Fund	Aug. 31, 2009

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Tax-Free Colorado Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

A rise or fall in interest rates can have a significant impact on bond prices and the net asset value (NAV) of the Fund. Funds that invest in bonds can lose their value as interest rates rise, and an investor can lose principal.

Fund performance	Average annual total returns through Aug. 31, 2009
	1 year	5 years	10 years	Lifetime
Class A (Est. April 23, 1987)
Excluding sales charge	+4.11%	+3.52%	+4.55%	+6.18%
Including sales charge	-0.56%	+2.58%	+4.07%	+5.96%
Class B (Est. March 22, 1995)
Excluding sales charge	+3.43%	+2.75%	+3.91%	+4.66%
Including sales charge	-0.56%	+2.49%	+3.91%	+4.66%
Class C (Est. May 6, 1994)
Excluding sales charge	+3.43%	+2.77%	+3.78%	+4.38%
Including sales charge	+2.43%	+2.77%	+3.78%	+4.38%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for all classes during the periods shown in the Fund performance chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expenses” chart. (Note that all charts and graphs referred to in the “Performance summaries” section of this report are found on pages 15 through 17.) Performance would have been lower had the expense limitations not been in effect.

Performance summaries
Delaware Tax-Free Colorado Fund

The Fund offers Class A, B, and C shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%, and have an annual distribution and service fee of up to 0.25% of average daily net assets.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax that applies to certain investors. Capital gains, if any, are taxable.

Funds that invest primarily in a specific state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees from Jan. 1, 2009, through Dec. 31, 2009. Please see the most recent prospectus for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.95%	1.70%	1.70%
(without fee waivers)
Net expenses	0.89%	1.64%	1.64%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

Performance of a $10,000 investment

Average annual total returns from Aug. 31, 1999, through Aug. 31, 2009

For period beginning Aug. 31, 1999, through Aug. 31, 2009	Starting value	Ending value
Barclays Capital Municipal Bond Index	$10,000	$16,924
Delaware Tax-Free Colorado Fund — Class A Shares	$9,550	$14,888

The chart assumes $10,000 invested in the Fund on Aug. 31, 1999, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summaries” section of this report, which includes pages 15 through 17.

The chart also assumes $10,000 invested in the Barclays Capital Municipal Bond Index as of Aug. 31, 1999. The Barclays Capital Municipal Bond Index, formerly the Lehman Brothers Municipal Bond Index, measures the total return performance of the long-term, investment grade, tax-exempt bond market.

An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Performance of other Fund classes will vary due to different charges and expenses.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Past performance is not a guarantee of future results.

Stock symbols and CUSIP numbers
	Nasdaq symbols	CUSIPs
Class A	VCTFX	928920107
Class B	DVBTX	928928787
Class C	DVCTX	92907R101

Performance summaries
Delaware Tax-Free Idaho Fund	Aug. 31, 2009

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Tax-Free Idaho Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

A rise or fall in interest rates can have a significant impact on bond prices and the net asset value (NAV) of the Fund. Funds that invest in bonds can lose their value as interest rates rise, and an investor can lose principal.

Fund performance	Average annual total returns through Aug. 31, 2009
	1 year	5 years	10 years	Lifetime
Class A (Est. Jan. 4, 1995)
Excluding sales charge	+6.12%	+3.98%	+4.89%	+5.69%
Including sales charge	+1.35%	+3.03%	+4.41%	+5.36%
Class B (Est. March 16, 1995)
Excluding sales charge	+5.34%	+3.20%	+4.27%	+4.92%
Including sales charge	+1.34%	+2.93%	+4.27%	+4.92%
Class C (Est. Jan. 11, 1995)
Excluding sales charge	+5.34%	+3.19%	+4.13%	+4.86%
Including sales charge	+4.34%	+3.19%	+4.13%	+4.86%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for all classes during the periods shown in the Fund performance chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expenses” chart. (Note that all charts and graphs referred to in the “Performance summaries” section of this report are found on pages 18 through 20.) Performance would have been lower had the expense limitations not been in effect.

The Fund offers Class A, B, and C shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%, and have an annual distribution and service fee of up to 0.25% of average daily net assets.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax that applies to certain investors. Capital gains, if any, are taxable.

Funds that invest primarily in a specific state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees from Jan. 1, 2009, through Dec. 31, 2009. Please see the most recent prospectus for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.96%	1.71%	1.71%
(without fee waivers)
Net expenses	0.90%	1.65%	1.65%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

Performance summaries
Delaware Tax-Free Idaho Fund

Performance of a $10,000 investment

Average annual total returns from Aug. 31, 1999, through Aug. 31, 2009

For period beginning Aug. 31, 1999, through Aug. 31, 2009	Starting value	Ending value
Barclays Capital Municipal Bond Index	$10,000	$16,924
Delaware Tax-Free Idaho Fund — Class A Shares	$9,550	$15,384

The chart assumes $10,000 invested in the Fund on Aug. 31, 1999, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summaries” section of this report, which includes pages 18 through 20.

The chart also assumes $10,000 invested in the Barclays Capital Municipal Bond Index as of Aug. 31, 1999. The Barclays Capital Municipal Bond Index, formerly the Lehman Brothers Municipal Bond Index, measures the total return performance of the long-term, investment grade, tax-exempt bond market.

An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Performance of other Fund classes will vary due to different charges and expenses.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Past performance is not a guarantee of future results.

Stock symbols and CUSIP numbers
	Nasdaq symbols	CUSIPs
Class A	VIDAX	928928704
Class B	DVTIX	928928746
Class C	DVICX	928928803

Delaware Tax-Free New York Fund	Aug. 31, 2009

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Tax-Free New York Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

A rise or fall in interest rates can have a significant impact on bond prices and the net asset value (NAV) of the Fund. Funds that invest in bonds can lose their value as interest rates rise, and an investor can lose principal.

Fund performance	Average annual total returns through Aug. 31, 2009
	1 year	5 years	10 years	Lifetime
Class A (Est. Nov. 6, 1987)
Excluding sales charge	+5.65%	+4.18%	+5.26%	+5.95%
Including sales charge	+0.86%	+3.24%	+4.77%	+5.73%
Class B (Est. Nov. 14, 1994)
Excluding sales charge	+4.88%	+3.40%	+4.63%	+4.72%
Including sales charge	+0.88%	+3.13%	+4.63%	+4.72%
Class C (Est. April 26, 1995)
Excluding sales charge	+4.88%	+3.40%	+4.48%	+4.03%
Including sales charge	+3.88%	+3.40%	+4.48%	+4.03%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for all classes during the periods shown in the Fund performance chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expenses” chart. (Note that all charts and graphs referred to in the “Performance summaries” section of this report are found on pages 21 through 23.) Performance would have been lower had the expense limitations not been in effect.

Performance summaries
Delaware Tax-Free New York Fund

The Fund offers Class A, B, and C shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%, and have an annual distribution and service fee of up to 0.25% of average daily net assets.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax that applies to certain investors. Capital gains, if any, are taxable.

Funds that invest primarily in a specific state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees from Jan. 1, 2009, through Dec. 31, 2009. Please see the most recent prospectus for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	1.09%	1.84%	1.84%
(without fee waivers)
Net expenses	0.85%	1.60%	1.60%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

Performance of a $10,000 investment

Average annual total returns from Aug. 31, 1999, through Aug. 31, 2009

For period beginning Aug. 31, 1999, through Aug. 31, 2009	Starting value	Ending value
Barclays Capital Municipal Bond Index	$10,000	$16,924
Delaware Tax-Free New York Fund — Class A Shares	$9,550	$15,931

The chart assumes $10,000 invested in the Fund on Aug. 31, 1999, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summaries” section of this report, which includes pages 21 through 23.

The chart also assumes $10,000 invested in the Barclays Capital Municipal Bond Index as of Aug. 31, 1999. The Barclays Capital Municipal Bond Index, formerly the Lehman Brothers Municipal Bond Index, measures the total return performance of the long-term, investment grade, tax-exempt bond market.

An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Performance of other Fund classes will vary due to different charges and expenses.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Past performance is not a guarantee of future results.

Stock symbols and CUSIP numbers
	Nasdaq symbols	CUSIPs
Class A	FTNYX	928928274
Class B	DVTNX	928928266
Class C	DVFNX	928928258

Disclosure of Fund expenses
For the period March 1, 2009 to August 31, 2009

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2009 to August 31, 2009.

Actual expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Tax-Free Arizona Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/09	Ending Account Value 8/31/09	Annualized Expense Ratio	Expenses Paid During Period 3/1/09 to 8/31/09*
Actual Fund return
Class A	$1,000.00	$1,064.20	0.75%	$3.90
Class B	1,000.00	1,061.20	1.50%	7.79
Class C	1,000.00	1,061.10	1.50%	7.79
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.42	0.75%	$3.82
Class B	1,000.00	1,017.64	1.50%	7.63
Class C	1,000.00	1,017.64	1.50%	7.63

Delaware Tax-Free California Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/09	Ending Account Value 8/31/09	Annualized Expense Ratio	Expenses Paid During Period 3/1/09 to 8/31/09*
Actual Fund return
Class A	$1,000.00	$1,076.30	0.88%	$4.61
Class B	1,000.00	1,072.00	1.63%	8.51
Class C	1,000.00	1,072.20	1.63%	8.51
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.77	0.88%	$4.48
Class B	1,000.00	1,016.99	1.63%	8.29
Class C	1,000.00	1,016.99	1.63%	8.29

Delaware Tax-Free Colorado Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/09	Ending Account Value 8/31/09	Annualized Expense Ratio	Expenses Paid During Period 3/1/09 to 8/31/09*
Actual Fund return
Class A	$1,000.00	$1,070.70	0.89%	$4.65
Class B	1,000.00	1,066.60	1.64%	8.54
Class C	1,000.00	1,067.60	1.64%	8.55
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.72	0.89%	$4.53
Class B	1,000.00	1,016.94	1.64%	8.34
Class C	1,000.00	1,016.94	1.64%	8.34

Disclosure of Fund expenses

Delaware Tax-Free Idaho Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/09	Ending Account Value 8/31/09	Annualized Expense Ratio	Expenses Paid During Period 3/1/09 to 8/31/09*
Actual Fund return
Class A	$1,000.00	$1,056.20	0.90%	$4.66
Class B	1,000.00	1,052.30	1.65%	8.54
Class C	1,000.00	1,052.30	1.65%	8.54
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.67	0.90%	$4.58
Class B	1,000.00	1,016.89	1.65%	8.39
Class C	1,000.00	1,016.89	1.65%	8.39

Delaware Tax-Free New York Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/09	Ending Account Value 8/31/09	Annualized Expense Ratio	Expenses Paid During Period 3/1/09 to 8/31/09*
Actual Fund return
Class A	$1,000.00	$1,066.30	0.85%	$4.43
Class B	1,000.00	1,061.40	1.60%	8.31
Class C	1,000.00	1,061.30	1.60%	8.31
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.92	0.85%	$4.33
Class B	1,000.00	1,017.14	1.60%	8.13
Class C	1,000.00	1,017.14	1.60%	8.13

*“Expenses Paid During Period” are equal to a Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Sector allocations and credit quality breakdowns
Delaware Tax-Fee Arizona Fund	As of August 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	98.73%
Corporate Revenue Bonds	4.49%
Education Revenue Bonds	8.32%
Electric Revenue Bonds	5.25%
Health Care Revenue Bonds	10.80%
Housing Revenue Bonds	1.96%
Lease Revenue Bonds	11.61%
Local General Obligation Bonds	7.79%
Pre-Refunded Bonds	13.22%
Special Tax Revenue Bonds	15.92%
State General Obligation Bonds	6.05%
Transportation Revenue Bonds	5.20%
Water & Sewer Revenue Bonds	8.12%
Short-Term Investment	2.73%
Total Value of Securities	101.46%
Liabilities Net of Receivables and Other Assets	(1.46%	)
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	17.79%
AA	30.15%
A	25.90%
BBB	24.27%
B	1.10%
Not Rated	0.79%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Sector allocations and credit quality breakdowns
Delaware Tax-Free California Fund	As of August 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	100.07%
Corporate Revenue Bond	7.52%
Education Revenue Bonds	10.13%
Electric Revenue Bonds	5.82%
Health Care Revenue Bonds	15.63%
Housing Revenue Bonds	8.11%
Lease Revenue Bonds	10.31%
Local General Obligation Bonds	6.53%
Pre-Refunded Bonds	2.94%
Resource Recovery Revenue Bond	1.27%
Special Tax Revenue Bonds	15.11%
State General Obligation Bonds	6.42%
Transportation Revenue Bonds	6.25%
Water & Sewer Revenue Bonds	4.03%
Short-Term Investment	2.90%
Total Value of Securities	102.97%
Liabilities Net of Receivables and Other Assets	(2.97%	)
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	13.55%
AA	14.17%
A	43.84%
BBB	15.55%
BB	1.69%
B	2.23%
Not Rated	8.97%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Delaware Tax-Free Colorado Fund	As of August 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	97.81%
Corporate Revenue Bond	1.32%
Education Revenue Bonds	11.82%
Electric Revenue Bonds	5.98%
Escrowed to Maturity Bonds	2.33%
Health Care Revenue Bonds	20.24%
Housing Revenue Bonds	2.18%
Lease Revenue Bonds	2.66%
Local General Obligation Bonds	14.88%
Pre-Refunded Bonds	14.85%
Special Tax Revenue Bonds	10.14%
State General Obligation Bonds	5.34%
Transportation Revenue Bonds	2.52%
Water & Sewer Revenue Bonds	3.55%
Short-Term Investments	1.00%
Money Market Instrument	0.46%
Variable Rate Demand Note	0.54%
Total Value of Securities	98.81%
Receivables and Other Assets Net of Liabilities	1.19%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	16.15%
AA	25.20%
A	29.27%
BBB	18.69%
B	1.06%
Not Rated	9.63%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Sector allocations and credit quality breakdowns
Delaware Tax-Free Idaho Fund	As of August 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	95.18%
Corporate Revenue Bonds	4.84%
Education Revenue Bonds	10.48%
Electric Revenue Bonds	1.52%
Escrowed to Maturity Bond	1.71%
Health Care Revenue Bonds	4.30%
Housing Revenue Bonds	5.61%
Lease Revenue Bonds	4.01%
Local General Obligation Bonds	23.95%
Pre-Refunded Bonds	11.32%
Special Tax Revenue Bonds	13.70%
State General Obligation Bonds	3.87%
Transportation Revenue Bonds	6.86%
Water & Sewer Revenue Bonds	3.01%
Short-Term Investment	2.22%
Total Value of Securities	97.40%
Receivables and Other Assets Net of Liabilities	2.60%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	20.30%
AA	31.87%
A	27.87%
BBB	15.07%
BB	3.12%
B	1.52%
Not Rated	0.25%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Delaware Tax-Free New York Fund	As of August 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	97.71%
Corporate Revenue Bonds	7.41%
Education Revenue Bonds	19.31%
Electric Revenue Bonds	3.80%
Health Care Revenue Bonds	9.38%
Housing Revenue Bonds	2.47%
Lease Revenue Bonds	4.62%
Local General Obligation Bonds	4.08%
Pre-Refunded Bonds	8.24%
Special Tax Revenue Bonds	21.84%
State General Obligation Bonds	4.27%
Transportation Revenue Bonds	10.64%
Water & Sewer Revenue Bonds	1.65%
Short-Term Investment	0.68%
Total Value of Securities	98.39%
Receivables and Other Assets Net of Liabilities	1.61%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	16.50%
AA	28.94%
A	29.80%
BBB	17.86%
BB	3.60%
B	1.37%
Not Rated	1.93%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Statements of net assets
Delaware Tax-Free Arizona Fund	August 31, 2009

	Principal amount	Value
Municipal Bonds – 98.73%
Corporate Revenue Bonds – 4.49%
Maricopa County Pollution Control (Palo Verde Project)
Series A 5.05% 5/1/29 (AMBAC)	$2,000,000	$1,771,620
• Navajo County Pollution Control Revenue
Series D 5.75% 6/1/34	1,500,000	1,527,360
Salt Verde Financial Corporation Gas Revenue Senior
5.00% 12/1/37	2,895,000	2,427,515
		5,726,495
Education Revenue Bonds – 8.32%
Arizona State Board of Regents
(University of Arizona System Revenue)
Series A 5.00% 6/1/39	1,500,000	1,520,700
Series 2008A 5.00% 6/1/21	1,255,000	1,382,935
Arizona State University Certificates of Participation
(Research Infrastructure Project)
5.00% 9/1/30 (AMBAC)	2,000,000	2,023,799
Arizona State University Energy Management Revenue
(Arizona State University-Tempe Campus II Project)
4.50% 7/1/24	1,385,000	1,367,217
Energy Management Services Energy Conservation Revenue
(Arizona State University-Main Campus Project)
5.25% 7/1/17 (NATL-RE)	1,500,000	1,632,075
Pima County Industrial Development Authority Educational
Revenue Refunding (Tucson Country Day School Project)
5.00% 6/1/37	1,000,000	624,970
South Campus Group Student Housing Revenue
(Arizona State University-South Campus Project)
5.625% 9/1/35 (NATL-RE)	1,000,000	974,030
Tucson Industrial Development Authority Lease Revenue
(University of Arizona-Marshall Foundation) Series A
5.00% 7/15/27 (AMBAC)	1,000,000	992,940
University of Arizona Certificates of Participation
(University of Arizona Project)
Series A 5.125% 6/1/21 (AMBAC)	85,000	89,712
		10,608,378

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 5.25%
Mesa Utilities System Revenue Refunding
5.00% 7/1/18 (NATL-RE) (FGIC)	$2,150,000	$2,352,939
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/37	315,000	294,790
Series WW 5.00% 7/1/28	1,430,000	1,404,231
Series WW 5.50% 7/1/38	600,000	601,200
Salt River Project Agricultural Improvement &
Power District Electric System Revenue
Series B 5.00% 1/1/31 (NATL-RE) (IBC)	2,000,000	2,041,680
		6,694,840
Health Care Revenue Bonds – 10.80%
Glendale Industrial Development Authority Hospital
Revenue (John C. Lincoln Health) 5.00% 12/1/42	2,500,000	2,067,375
Maricopa County Industrial Development Authority
Health Facilities Revenue (Catholic Healthcare West)
Series A 5.50% 7/1/26	1,000,000	992,330
Series A 6.00% 7/1/39	2,500,000	2,516,350
Scottsdale Industrial Development Authority
Hospital Revenue (Scottsdale Healthcare)
Series A 5.25% 9/1/30	1,250,000	1,186,025
University Medical Center Hospital Revenue
5.00% 7/1/24	800,000	745,136
5.00% 7/1/35	2,000,000	1,750,720
6.50% 7/1/39	2,500,000	2,585,950
Yavapai County Industrial Development Authority
Revenue (Yavapai Regional Medical Center)
Series A 5.25% 8/1/21 (RADIAN)	2,000,000	1,917,820
		13,761,706
Housing Revenue Bonds – 1.96%
Pima County Industrial Development Authority
Single Family Housing Revenue
Series A-1 6.125% 11/1/33
(GNMA) (FNMA) (FHLMC) (AMT)	15,000	15,028
Yuma Industrial Development Authority
Multifamily Housing Revenue
Series A 6.10% 9/20/19 (GNMA) (AMT)	2,340,000	2,481,804
		2,496,832

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds – 11.61%
Arizona Game & Fish Department &
Community Beneficial Interest Certificates
(Administration Building Project) 5.00% 7/1/32	$1,300,000	$1,291,160
Marana Municipal Property Facilities Revenue
5.00% 7/1/28 (AMBAC)	575,000	588,237
Maricopa County Industrial Development Authority
Correctional Contract Revenue (Phoenix West Prison)
Series B 5.375% 7/1/22 (ACA)	1,000,000	930,970
Phoenix Industrial Development Authority Lease
Revenue (Capitol Mall II, LLC Project)
5.00% 9/15/28 (AMBAC)	2,000,000	2,005,620
Pima County Industrial Development Authority Lease
Revenue Metro Police Facility (Nevada Project) Series A
5.25% 7/1/31	1,500,000	1,506,750
5.375% 7/1/39	1,500,000	1,494,360
Pinal County Certificates of Participation
5.00% 12/1/29	1,300,000	1,240,954
5.125% 6/1/21 (AMBAC)	4,000,000	4,071,080
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series D
5.25% 7/1/27	470,000	431,681
5.25% 7/1/36	270,000	236,960
University of Arizona Certificates of Participation
Prerefunded (University of Arizona Project)
Series B 5.00% 6/1/31 (AMBAC)	1,000,000	1,005,690
		14,803,462
Local General Obligation Bonds – 7.79%
Chandler 5.00% 7/1/17	1,935,000	2,247,270
Cochise County Unified School District #68
(Sierra Vista) 7.50% 7/1/10 (NATL-RE) (FGIC)	1,000,000	1,050,850
Coconino & Yavapai Counties Joint Unified School
District #9 (Sedona Oak Creek Project of 2007)
Series A 4.50% 7/1/18 (FSA)	1,520,000	1,705,744
Series B 5.375% 7/1/28	1,350,000	1,422,090
DC Ranch Community Facilities
5.00% 7/15/27 (AMBAC)	1,000,000	920,000

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
• Gila County Unified School District #10
(Payson School Improvement-Project of 2006)
Series A 5.25% 7/1/27 (AMBAC)	$1,000,000	$1,012,740
Maricopa County Unified School District #41
(Gilbert School Improvement-Projects of
2005 & 2007) 3.25% 7/1/15	1,500,000	1,564,830
		9,923,524
§Pre-Refunded Bonds – 13.22%
Phoenix Variable Purpose Series B 5.00% 7/1/27-12	2,435,000	2,505,396
Pima County Industrial Development Authority
Single Family Housing Revenue
Series B-1 6.10% 5/1/31-09 (GNMA) (AMT)	45,000	45,547
Puerto Rico Commonwealth Highway &
Transportation Authority Revenue Series K
5.00% 7/1/35-15	750,000	877,560
5.00% 7/1/40-15	590,000	690,347
Puerto Rico Electric Power Authority Revenue
Series NN 5.00% 7/1/32-13 (NATL-RE)	1,750,000	1,988,158
Series RR 5.00% 7/1/35-15 (FGIC)	1,545,000	1,807,774
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series D 5.25% 7/1/27-12	1,280,000	1,413,581
Series I 5.25% 7/1/33-14	5,000	5,692
Scottsdale Municipal Property Corporation Excise Tax
Revenue 5.00% 7/1/21-16	1,505,000	1,762,099
Southern Arizona Capital Facilities Finance
Revenue (University of Arizona Project)
5.10% 9/1/33-12 (NATL-RE)	3,250,000	3,629,339
University of Arizona Certificates of Participation
(University of Arizona Project)
Series A 5.125% 6/1/21-12 (AMBAC)	915,000	1,012,246
Series B 5.125% 6/1/22-12 (AMBAC)	1,000,000	1,108,570
		16,846,309

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 15.92%
Arizona State Transportation Board Excise Tax Revenue
(Maricopa County Regional Area Road Foundation)
5.00% 7/1/19	$1,500,000	$1,661,595
Arizona Tourism & Sports Authority Tax Revenue
(Multipurpose Stadium Facilities)
Series A 5.00% 7/1/28 (NATL-RE)	2,500,000	2,469,799
Flagstaff Aspen Place Sawmill Improvement District
Revenue 5.00% 1/1/32	1,350,000	1,349,906
Gilbert Public Facilities Municipal Property
Revenue 5.00% 7/1/25	1,250,000	1,298,138
Marana Tangerine Farm Road Improvement District
Revenue 4.60% 1/1/26	963,000	801,043
Mesa Street & Highway Revenue 5.00% 7/1/20 (FSA)	1,000,000	1,127,500
Peoria Municipal Development Authority Transition
Sales Tax, Excise Tax & State Shared Revenue
(Senior Lien & Subordinated Lien) 4.50% 1/1/16	1,000,000	1,105,340
Phoenix Civic Improvement Transition Excise Tax Revenue
(Light Rail Project) 5.00% 7/1/20 (AMBAC)	2,270,000	2,429,785
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue Refunding
Series C 5.50% 7/1/25 (AMBAC)	1,955,000	1,914,414
Puerto Rico Sales Tax Financing Revenue
ΩCapital Appreciation-First Subordinate	3,045,000	2,131,500
Series A 0.00% 8/1/32
First Subordinate Series A
5.00% 8/1/39	1,500,000	1,535,430
5.75% 8/1/37	2,405,000	2,472,580
		20,297,030
State General Obligation Bonds – 6.05%
Guam Government Series A
6.75% 11/15/29	115,000	116,191
7.00% 11/15/39	1,250,000	1,260,238
Puerto Rico Commonwealth Public Improvement
Refunding Series A
5.50% 7/1/17	1,765,000	1,819,751
5.50% 7/1/19	1,300,000	1,330,628

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Puerto Rico Commonwealth Public Improvement Refunding
Un-Refunded Balance Series A
5.125% 7/1/30 (FSA)	$480,000	$481,430
5.125% 7/1/31	2,000,000	1,815,500
Virgin Islands Public Finance Authority
(Gross Receipts Taxes Loan Note)
5.00% 10/1/31 (ACA)	1,000,000	886,270
		7,710,008
Transportation Revenue Bonds – 5.20%
Arizona State Transportation Board Grant Anticipation
Notes Series A 5.00% 7/1/14	1,500,000	1,676,925
Arizona State Transportation Broad Highway
Revenue Subordinated Series A 5.00% 7/1/23	1,000,000	1,057,680
Phoenix Civic Improvement Airport
Revenue (Senior Lien) Series B
5.25% 7/1/27 (NATL-RE) (FGIC) (AMT)	1,000,000	995,340
5.25% 7/1/32 (NATL-RE) (FGIC) (AMT)	3,000,000	2,891,580
		6,621,525
Water & Sewer Revenue Bonds – 8.12%
Phoenix Civic Improvement Corporation
Water System Revenue (Junior Lien)
5.00% 7/1/26 (NATL-RE) (FGIC)	3,750,000	3,789,187
Phoenix Civic Improvement Wastewater Corporation
Systems Revenue (Junior Lien)
5.00% 7/1/19 (NATL-RE)	2,750,000	3,038,283
Refunding 5.00% 7/1/24 (NATL-RE) (FGIC)	1,000,000	1,010,220
Scottsdale Water & Sewer Revenue
4.00% 7/1/14	175,000	192,316
4.00% 7/1/15	500,000	551,890
4.00% 7/1/16	375,000	413,344
5.25% 7/1/22	1,150,000	1,353,967
		10,349,207
Total Municipal Bonds (cost $123,880,458)		125,839,316

Statements of net assets
Delaware Tax-Free Arizona Fund

	Number of shares	Value
Short-Term Investment – 2.73%
Money Market Instrument – 2.73%
Federated Arizona Municipal Cash Trust	3,479,300	$3,479,300
Total Short-Term Investment (cost $3,479,300)		3,479,300

Total Value of Securities – 101.46%
(cost $127,359,758)		129,318,616
Liabilities Net of Receivables and
Other Assets – (1.46%)		(1,863,669)
Net Assets Applicable to 11,489,715
Shares Outstanding – 100.00%		$127,454,947

Net Asset Value – Delaware Tax-Free Arizona Fund
Class A ($113,689,280 / 10,250,736 Shares)		$11.09
Net Asset Value – Delaware Tax-Free Arizona Fund
Class B ($6,509,074 / 586,448 Shares)		$11.10
Net Asset Value – Delaware Tax-Free Arizona Fund
Class C ($7,256,593 / 652,531 Shares)		$11.12

Components of Net Assets at August 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)		$126,874,334
Undistributed net investment income		26,196
Accumulated net realized loss on investments		(1,404,441)
Net unrealized appreciation of investments		1,958,858
Total net assets		$127,454,947

§

Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
•	Variable rate security. The rate shown is the rate as of August 31, 2009.

Summary of abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHLMC — Insured by the Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association collateral
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association collateral
IBC — Integrity Building Corporation
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Arizona Fund
Net asset value Class A (A)	$11.09
Sales charge (4.50% of offering price) (B)	0.52
Offering price	$11.61

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of net assets
Delaware Tax-Free California Fund	August 31, 2009

	Principal amount	Value
Municipal Bonds – 100.07%
Corporate Revenue Bonds – 7.52%
Chula Vista Industrial Development Revenue
(San Diego Gas & Electric)
Series D 5.875% 1/1/34	$1,000,000	$1,028,670
Golden State Tobacco Securitization Corporation
Settlement Revenue (Asset-Backed Senior Notes)
Series A-1
5.125% 6/1/47	3,075,000	2,158,426
5.75% 6/1/47	1,000,000	780,010
M-S-R Energy Authority Gas Revenue
Series A 6.50% 11/1/39	2,000,000	2,016,040
		5,983,146
Education Revenue Bonds – 10.13%
California Educational Facilities Authority Revenue
(University of the Pacific)
5.50% 11/1/39	1,000,000	1,016,510
Un-Refunded Balance 5.75% 11/1/30 (NATL-RE)	310,000	311,531
(Woodbury University) 5.00% 1/1/36	1,000,000	723,880
California Municipal Finance Authority Educational Revenue
(American Heritage Foundation Project)
Series A 5.25% 6/1/36	1,000,000	746,770
California Statewide Communities Development
Authority Revenue
(California Baptist University Project)
Series A 5.50% 11/1/38	1,000,000	669,180
(Viewpoint School Project) 5.75% 10/1/33 (ACA)	1,000,000	824,880
(Windrush School Project) 5.50% 7/1/37	1,000,000	709,500
California Statewide Communities Development
Authority Student Housing Revenue
(East Campus Apartments, LLC)
Series A 5.625% 8/1/34 (ACA)	1,000,000	890,420
San Diego County Certificates of Participation
(University of San Diego) 5.375% 10/1/41	1,000,000	979,880
University of California Revenue
(Multiple Purpose Projects) Series L
5.00% 5/15/16	225,000	255,769
5.00% 5/15/19	850,000	936,386
		8,064,706

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 5.82%
California Department of Water Resources
Power Supply Revenue Series H 5.00% 5/1/17	$1,000,000	$1,103,380
Chino Basin Regional Financing Authority Revenue
Series A 5.00% 11/1/24 (AMBAC)	845,000	877,068
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/37	210,000	196,526
Series WW 5.50% 7/1/38	400,000	400,800
Southern California Public Power Authority Revenue
(Transmission Project) Series A 5.00% 7/1/22	1,000,000	1,055,080
Vernon Electric System Revenue Series A 5.125% 8/1/21	1,000,000	1,000,260
		4,633,114
Health Care Revenue Bonds – 15.63%
Association Bay Area Governments Finance Authority
for California Nonprofit Corporations
(San Diego Hospital Association) Series A 6.125% 8/15/20	1,250,000	1,274,275
(Sharp Health Care) Series B 6.25% 8/1/39	1,000,000	1,015,430
California Health Facilities Financing Authority Revenue
(Adventist Health System West) Series A 5.75% 9/1/39	1,000,000	984,550
(Catholic Health Care West)
Series A 6.00% 7/1/39	1,000,000	1,003,580
Series G 5.25% 7/1/23	1,000,000	992,160
(Children’s Hospital Orange County)
Series A 6.50% 11/1/38	1,000,000	1,021,510
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,011,140
(The Episcopal Home) Series A 5.30% 2/1/32 (RADIAN)	1,000,000	933,400
California Infrastructure & Economic Development Bank
Revenue (Kaiser Hospital Associates I, LLC)
Series A 5.55% 8/1/31	1,000,000	1,005,880
California Statewide Communities Development
Authority Revenue
(Kaiser Permanente) Series A 5.00% 4/1/19	1,245,000	1,299,382
(Presbyterian Homes Senior Living)
Series A 4.875% 11/15/36	1,000,000	732,530
(Southern California Senior Living) 7.25% 11/15/41	500,000	510,760
(Valleycare Health Systems) Series A 5.125% 7/15/31	1,000,000	659,530
		12,444,127

Statements of net assets
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds – 8.11%
California Housing Finance Agency Revenue (Home Mortgage)
Series K 5.30% 8/1/23 (AMT)	$1,000,000	$927,400
Series M 5.95% 8/1/25 (AMT)	1,000,000	964,110
California Statewide Communities Development Multifamily
Housing Authority Revenue
(Citrus Gardens Apartments) Series D-1 5.375% 7/1/32	1,800,000	1,743,516
(Silver Ridge Apartments) Series H 5.80% 8/1/33
(FNMA) (AMT)	1,000,000	1,033,170
Palm Springs Mobile Home Park Revenue (Sahara
Mobile Home Park) Series A 5.75% 5/15/37	1,000,000	879,800
Santa Clara County Multifamily Housing Authority
Revenue (Rivertown Apartments Project)
Series A 5.85% 8/1/31 (AMT)	1,000,000	911,530
		6,459,526
Lease Revenue Bonds – 10.31%
California State Public Works Board Lease Revenue
(Department of Corrections)
Series A 5.00% 3/1/27 (AMBAC)	1,000,000	934,670
(General Services) Series A 6.25% 4/1/34	1,000,000	1,038,780
Elsinore Valley Municipal Water District Certificates
of Participation Series A 5.00% 7/1/24 (BHAC)	1,000,000	1,080,700
Franklin-McKinley School District Certificates
of Participation (Financing Project)
Series B 5.00% 9/1/27 (AMBAC)	1,060,000	1,058,749
Golden State Tobacco Securitization Corporation
Settlement Revenue (Asset-Backed Senior Notes)
Series A 5.00% 6/1/45	1,000,000	862,490
Puerto Rico Public Buildings Authority Revenue (Guaranteed
Government Facilities) Series M-2 5.50% 7/1/35 (AMBAC)	700,000	718,753
San Diego County Certificates of Participation
5.75% 7/1/31 (NATL-RE)	1,000,000	1,013,450
San Diego County Regional Building Authority Lease
Revenue (County Operations & Annexation Center)
Series A 5.375% 2/1/36	1,000,000	1,027,090
^ San Mateo Unified High School District Certificates of
Participation Capital Appreciation (Partnership Phase I
Projects) Series B 5.00% 12/15/43 (AMBAC)	1,000,000	468,910
		8,203,592

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 6.53%
^ Anaheim School District Election 2002
4.58% 8/1/25 (NATL-RE)	$1,250,000	$465,588
Central Unified School District Election 2008
Series A 5.625% 8/1/33 (ASSURED GTY)	1,000,000	1,038,840
Fairfield-Suisun Unified School District Election 2002
5.50% 8/1/28 (NATL-RE)	500,000	522,040
Grossmont Union High School District Election 2004
5.00% 8/1/23 (NATL-RE)	1,000,000	1,044,850
Santa Barbara Community College District Election 2008
Series A 5.25% 8/1/33	1,000,000	1,028,640
Sierra Joint Community College Improvement
District #2 (Western Nevada)
Series A 5.25% 8/1/21 (BHAC) (FGIC)	1,000,000	1,097,080
		5,197,038
§Pre-Refunded Bonds – 2.94%
California Department of Water Resources
(Central Valley Project) Series X
5.00% 12/1/29-12 (NATL-RE) (FGIC)	5,000	5,615
Commerce Joint Powers Financing Authority Revenue
(Redevelopment Projects) Series A
5.00% 8/1/28-13 (RADIAN)	60,000	68,265
Golden State Tobacco Securitization Corporation Settlement
Revenue (Asset-Backed Senior Notes) Series B
5.50% 6/1/43-13 (RADIAN)	1,000,000	1,129,370
5.625% 6/1/33-13	1,000,000	1,133,870
		2,337,120
Resource Recovery Revenue Bond – 1.27%
South Bayside Solid Waste Management Authority
Revenue (Shoreway Environmental Center)
Series A 6.00% 9/1/36	1,000,000	1,011,240
		1,011,240
Special Tax Revenue Bonds – 15.11%
Commerce Joint Powers Financing Authority Revenue
(Redevelopment Projects) Un-Refunded Balance
Series A 5.00% 8/1/28 (RADIAN)	940,000	763,938
Fremont Community Facilities District #1
(Special Tax Pacific Commons) 5.375% 9/1/36	1,000,000	725,440

Statements of net assets
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Lake Elsinore Public Financing Authority Tax Allocation
Series A 5.50% 9/1/30	$1,000,000	$922,820
Lammersville School District Community Facilities District
#2002 (Mountain House)
5.125% 9/1/35	500,000	336,295
Lancaster Redevelopment Agency Tax Allocation
Combined Revenue (Combined Redevelopment
Project Areas) 6.875% 8/1/39	500,000	503,100
@ Modesto Special Tax Community Facilities District #04-1
(Village 2) 5.15% 9/1/36	1,000,000	664,650
@ Palm Drive Health Care District Parcel Tax Revenue
5.25% 4/1/30	2,000,000	1,341,340
Poway Redevelopment Agency Tax Allocation Revenue
5.75% 6/15/33 (NATL-RE)	270,000	257,213
Poway Unified School District Community Facilities
District #1 Special Tax Refunding
5.00% 10/1/17 (FSA)	1,000,000	1,068,810
Puerto Rico Sales Tax Financing Corporation Revenue
ΩCapital Appreciation-First Subordinate
Series A 0.00% 8/1/32	2,040,000	1,428,000
First Subordinate Series A
5.00% 8/1/39	1,000,000	1,023,620
5.75% 8/1/37	930,000	956,133
Roseville Westpark Special Tax Public Community
Facilities District #1 5.25% 9/1/37	500,000	302,790
San Bernardino County Special Tax Community
Facilities District #2002-1 5.90% 9/1/33	2,000,000	1,732,520
		12,026,669
State General Obligation Bonds – 6.42%
California State Various Purposes 6.00% 4/1/38	515,000	544,963
Guam Government Series A 6.75% 11/15/29	1,755,000	1,773,182
Puerto Rico Commonwealth Government Development
Bank Senior Notes Series B
5.00% 12/1/15	1,000,000	1,007,290
Puerto Rico Commonwealth Public Improvement
Series A 5.25% 7/1/15	1,750,000	1,787,747
		5,113,182

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 6.25%
Bay Area Toll Bridge Authority Revenue
(San Francisco Bay Area)
Series F-1 5.625% 4/1/44	$2,000,000	$2,127,360
Port of Oakland Revenue Series L 5.375% 11/1/27
(NATL-RE) (FGIC) (AMT)	1,000,000	962,340
Sacramento County Airport Services Revenue (PFC/Grant)
Series C 6.00% 7/1/41	1,000,000	1,013,100
San Diego Redevelopment Agency (Centre City
Redevelopment Project) Series A
6.40% 9/1/25	1,000,000	877,000
		4,979,800
Water & Sewer Revenue Bonds – 4.03%
California Department of Water Resources Systems Revenue
(Central Valley Project)
Series A 5.00% 12/1/22	1,000,000	1,099,890
Series A 5.00% 12/1/24	1,000,000	1,086,390
Un-Refunded Balance Series X
5.00% 12/1/29 (NATL-RE) (FGIC)	995,000	1,019,795
		3,206,075
Total Municipal Bonds (cost $82,805,282)		79,659,335

	Number of shares
Short-Term Investment – 2.90%
Money Market Instrument – 2.90%
Federated California Municipal Cash Trust	2,304,287	2,304,287
Total Short-Term Investment (cost $2,304,287)		2,304,287

Total Value of Securities – 102.97%
(cost $85,109,569)		81,963,622
Liabilities Net of Receivables
and Other Assets – (2.97%)		(2,363,724)
Net Assets Applicable to 7,489,772
Shares Outstanding – 100.00%		$79,599,898

Statements of net assets
Delaware Tax-Free California Fund

Net Asset Value – Delaware Tax-Free California Fund
Class A ($61,131,524 / 5,755,082 Shares)	$10.62
Net Asset Value – Delaware Tax-Free California Fund
Class B ($4,938,136 / 463,001 Shares)	$10.67
Net Asset Value – Delaware Tax-Free California Fund
Class C ($13,530,238 / 1,271,689 Shares)	$10.64

Components of Net Assets at August 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$82,942,740
Undistributed net investment income	18,763
Accumulated net realized loss on investments	(215,658)
Net unrealized depreciation of investments	(3,145,947)
Total net assets	$79,599,898

^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
@	Illiquid security. At August 31, 2009, the aggregate amount of illiquid securities was $2,005,990, which represented 2.52% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
BHAC — Insured by the Berkshire Hathaway Assurance Company
FGIC — Insured by the Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association collateral
FSA — Insured by Financial Security Assurance
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free California Fund
Net asset value Class A (A)	$10.62
Sales charge (4.50% of offering price) (B)	0.50
Offering price	$11.12

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of net assets
Delaware Tax-Free Colorado Fund	August 31, 2009

	Principal amount	Value
Municipal Bonds – 97.81%
Corporate Revenue Bond – 1.32%
Public Authority Energy National Gas Purpose
Revenue Series 2008 6.50% 11/15/38	$3,015,000	$3,173,891
		3,173,891
Education Revenue Bonds – 11.82%
Boulder County Development Revenue
(University Corporation for Atmospheric Research)
5.00% 9/1/33 (NATL-RE)	1,000,000	970,090
5.00% 9/1/35 (AMBAC)	1,000,000	989,950
Colorado Educational & Cultural Facilities
Authority Revenue
(Charter School Project) 5.50% 5/1/36 (XLCA)	2,280,000	2,172,703
(Johnson & Wales University Project) Series A
5.00% 4/1/28 (XLCA)	1,000,000	905,460
(Liberty Common Charter School Project)
5.125% 12/1/33 (XLCA)	2,740,000	2,513,895
(Montessori Districts Charter School Projects)
6.125% 7/15/32	5,590,000	4,822,718
(Pinnacle Charter School Project) 5.00% 6/1/33 (XLCA)	2,170,000	1,957,817
(University of Northern Colorado Student Housing Project)
5.125% 7/1/37 (NATL-RE)	4,705,000	4,168,160
(Woodrow Wilson Charter School Project)
5.25% 12/1/34 (XLCA)	1,960,000	1,808,080
Colorado School Mines Auxiliary Facilities Revenue
5.00% 12/1/37 (AMBAC)	425,000	404,604
Colorado State Board Governors University
Enterprise System Revenue Series A
5.00% 3/1/39	2,300,000	2,331,257
University of Colorado Enterprise System Revenue Series A
5.00% 6/1/30 (AMBAC)	2,000,000	2,057,520
5.375% 6/1/26	1,000,000	1,020,400
University of Puerto Rico Revenue Series Q
5.00% 6/1/36	2,750,000	2,324,575
		28,447,229
Electric Revenue Bonds – 5.98%
Colorado Springs Utilities Revenue Series A
5.00% 11/15/29	5,000,000	5,062,100

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Platte River Power Authority Revenue Series HH
5.00% 6/1/27	$2,795,000	$2,999,985
5.00% 6/1/29	2,355,000	2,481,181
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/37	525,000	491,316
Series WW 5.00% 7/1/28	2,400,000	2,356,752
Series WW 5.50% 7/1/38	1,000,000	1,002,000
		14,393,334
Escrowed to Maturity Bonds – 2.33%
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) Series A 5.50% 3/1/32	5,000,000	5,375,800
Galleria Metropolitan District 7.25% 12/1/09	230,000	233,873
		5,609,673
Health Care Revenue Bonds – 20.24%
Aurora Hospital Revenue (Childrens Hospital)
Series D 5.00% 12/1/23 (FSA)	2,775,000	2,860,193
Colorado Health Facilities Authority Revenue
(Adventist Health/Sunbelt) 5.125% 11/15/24	1,375,000	1,381,064
(Catholic Health Initiatives)
Series A 4.75% 9/1/40	1,000,000	886,300
Series D 6.25% 10/1/33	2,000,000	2,177,580
(Christian Living Community Project)
Series A 5.75% 1/1/37	1,500,000	1,113,645
(Covenant Retirement Communities)
Series A 5.50% 12/1/33 (RADIAN)	5,000,000	4,145,100
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	1,765,400
6.125% 6/1/38	5,250,000	5,304,241
Series A 5.25% 6/1/34	2,750,000	2,508,633
(Parkview Medical Center) 5.00% 9/1/25	1,000,000	943,190
(Porter Place) Series A 6.00% 1/20/36 (GNMA)	5,000,000	5,064,049
(Vail Valley Medical Center Project) 5.80% 1/15/27	3,475,000	3,433,543
(Valley View Hospital Association) 5.50% 5/15/28	1,000,000	915,790
Colorado Springs Hospital Revenue 6.25% 12/15/33	2,500,000	2,537,600
Delta County Memorial Hospital District Enterprise Revenue
5.35% 9/1/17	4,000,000	3,881,120

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Denver Health & Hospital Authority Health Care Revenue
Series A 4.75% 12/1/36	$1,500,000	$1,117,785
Mesa County Residential Care Facilities Mortgage Revenue
(Hilltop Community Resources)
Series A 5.375% 12/1/28 (RADIAN)	475,000	404,239
University of Colorado Hospital Authority Revenue Series A
5.00% 11/15/37	2,690,000	2,451,639
5.25% 11/15/39	3,500,000	3,293,115
6.00% 11/15/29	2,460,000	2,510,528
		48,694,754
Housing Revenue Bonds – 2.18%
Colorado Housing & Finance Authority
(Multifamily Housing Insured Mortgage)
Series C3 6.15% 10/1/41	1,590,000	1,597,235
(Single Family Mortgage) Series A 5.50% 11/1/29 (FHA)	1,500,000	1,574,430
Puerto Rico Housing Finance Authority
Subordinate-Capital Foundation Modernization
5.125% 12/1/27	2,040,000	2,078,209
		5,249,874
Lease Revenue Bonds – 2.66%
Colorado Educational & Cultural National
Conference of State Legislatures Office Building
Facilities Authority Revenue 5.25% 6/1/21	2,000,000	2,023,480
@ Conejos & Alamosa Counties School #11J
Certificates of Participation 6.50% 4/1/11	520,000	520,161
El Paso County Certificates of Participation
(Detention Facilities Project) Series B
5.00% 12/1/27 (AMBAC)	1,500,000	1,521,435
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.25% 7/1/33	1,475,000	1,304,933
Series M-2 5.50% 7/1/35 (AMBAC)	1,000,000	1,026,790
		6,396,799
Local General Obligation Bonds – 14.88%
Adams & Arapahoe Counties Joint School
District #28J (Aurora) 6.00% 12/1/28	2,500,000	2,845,900

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Arapahoe County Water & Wastewater Public
Improvement District Refunding Series A
5.125% 12/1/32 (NATL-RE)	$2,555,000	$2,498,764
Boulder Larimer & Weld Counties
(St. Vrain Valley School) District #1J
5.00% 12/15/33	2,500,000	2,576,650
Denver City & County Justice System
5.50% 8/1/16	5,000,000	5,932,549
(Facilities & Zoo) 5.00% 8/1/19	1,020,000	1,150,856
Denver City & County School District #1 Series A
5.00% 12/1/29	960,000	1,016,131
Denver West Metropolitan District
5.00% 12/1/33 (RADIAN)	1,400,000	1,035,636
Douglas County School District #1
(Douglas & Elbert Counties) Series B
5.00% 12/15/24	2,355,000	2,508,758
5.125% 12/15/25 (FSA)	2,000,000	2,074,640
El Paso County School District #2 (Harrison)
5.00% 12/1/27 (NATL-RE)	2,115,000	2,162,672
Garfield County School District #2
5.00% 12/1/25 (FSA)	3,280,000	3,497,372
(East Grand) 5.25% 12/1/25 (FSA)	2,485,000	2,686,956
Gunnison Watershed Colorado School District #1J
(East Grand) Series 2009 5.25% 12/1/33	1,400,000	1,471,064
La Plata County School District #9-R (Durango)
5.125% 11/1/24 (NATL-RE)	1,000,000	1,072,070
@ North Range Metropolitan
District #1 4.50% 12/15/31 (ACA)	1,500,000	958,365
District #2 5.50% 12/15/37	1,200,000	658,344
Sand Creek Metropolitan District Refunding & Improvement
5.00% 12/1/31 (XLCA)	500,000	411,350
Weld County School District #4 5.00% 12/1/19 (FSA)	1,085,000	1,235,533
		35,793,610
§Pre-Refunded Bonds – 14.85%
Boulder County Hospital Revenue
(Development Longmont United Hospital Project)
6.00% 12/1/30-10 (RADIAN)	2,500,000	2,669,600

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Colorado Educational & Cultural Facilities
Authority Revenue
(Littleton Academy Charter School Project)
6.125% 1/15/31-12	$2,000,000	$2,227,660
(Stargate Charter School Project) 6.125% 5/1/33-13	2,000,000	2,315,180
(University of Denver Project) Series A
5.00% 3/1/27-12 (NATL-RE)	5,000,000	5,475,000
Colorado Health Facilities Authority Revenue
(Adventist Health/Sunbelt) 5.125% 11/15/24-16	75,000	88,872
El Paso County Certificates of Participation
(Judicial Building Project) Series A
5.00% 12/1/27 (AMBAC)	2,000,000	2,208,780
Fremont County School District #1 (Canon City)
5.00% 12/1/24-13 (NATL-RE)	1,735,000	1,980,850
Garfield Pitkin & Eagle County School District #1
(Roaring Fork County) Series A 5.00% 12/15/27-14 (FSA)	1,500,000	1,736,235
Lincoln Park Metropolitan District 7.75% 12/1/26-11	2,500,000	2,863,675
North Range Metropolitan District #1 7.25% 12/15/31-11	3,390,000	3,826,429
Northwest Parkway Public Highway Authority Series A
5.25% 6/15/41-11 (FSA)	8,100,000	8,847,062
Puerto Rico Commonwealth Series A 5.25% 7/1/30-16	1,235,000	1,473,170
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series I
5.25% 7/1/33-14	25,000	28,459
		35,740,972
Special Tax Revenue Bonds – 10.14%
Aspen Sales Tax Revenue (Parks & Open Spaces)
Series B 5.25% 11/1/23 (FSA)	2,040,000	2,199,406
@ Baptist Road Rural Transportation Authority Sales &
Use Tax Revenue 5.00% 12/1/26	2,000,000	1,186,020
Loveland Special Improvements District #1 7.50% 7/1/29	4,980,000	5,354,794
Park Meadows Business Improvement District
Shared Sales Tax Revenue
5.30% 12/1/27	950,000	628,539
5.35% 12/1/31	720,000	449,626
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series K 5.00% 7/1/30	2,200,000	1,966,580

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue Series B
5.00% 7/1/46	$1,200,000	$997,056
Puerto Rico Sales Tax Financing Corporation Revenue
ΩCapital Appreciation-First Subordinate Series A
0.00% 8/1/32	5,075,000	3,552,500
First Subordinate Series A
5.00% 8/1/39	2,500,000	2,559,050
5.75% 8/1/37	3,095,000	3,181,970
Regional Transportation District Sales Tax Revenue
Series A 5.25% 11/1/18	2,000,000	2,316,520
		24,392,061
State General Obligation Bonds – 5.34%
Guam Government Series A 7.00% 11/15/39	2,500,000	2,520,475
Puerto Rico Commonwealth Government Development
Bank Senior Notes Series B
5.00% 12/1/14	1,000,000	1,014,580
5.00% 12/1/15	1,000,000	1,007,290
Puerto Rico Commonwealth Public Improvement
Series A 5.25% 7/1/15	1,650,000	1,685,591
Series A 5.25% 7/1/21	4,000,000	3,978,799
Series B 5.00% 7/1/35	190,000	166,999
Puerto Rico Commonwealth Series A 5.25% 7/1/30	765,000	706,615
Virgin Islands Public Finance Authority
(Gross Receipts Taxes) 5.00% 10/1/31 (ACA)	2,000,000	1,772,540
		12,852,889
Transportation Revenue Bonds – 2.52%
Denver City & County Airport Revenue
Series A 5.00% 11/15/25 (NATL-RE) (FGIC)	2,000,000	2,068,300
Series B 5.00% 11/15/33 (XLCA)	4,000,000	3,983,000
		6,051,300
Water & Sewer Revenue Bonds – 3.55%
Colorado Springs Utilities Systems Improvement Revenue
Series C 5.50% 11/15/48	3,250,000	3,388,677

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Eagle River Water & Sanitation District Enterprise Revenue
5.00% 12/1/29 (ASSURED GTY)	$250,000	$261,203
5.125% 12/1/39 (ASSURED GTY)	850,000	867,400
Pueblo Board Waterworks Revenue 5.00% 11/1/21 (FSA)	1,000,000	1,061,580
Ute Water Conservancy District Revenue
5.75% 6/15/20 (NATL-RE)	2,900,000	2,970,441
		8,549,301
Total Municipal Bonds (cost $234,676,691)		235,345,687

	Number of shares
Short-Term Investments – 1.00%
Money Market Instrument – 0.46%
Dreyfus Cash Management Fund 0.16% 9/1/09	1,109,864	1,109,864
		1,109,864

	Principal amount
•Variable Rate Demand Note – 0.54%
Colorado Educational & Cultural Facilities Authority
Revenue (National Jewish Federal Building)
0.16% 2/1/25	$300,000	300,000
0.16% 2/1/35	1,000,000	1,000,000
		1,300,000
Total Short-Term Investments (cost $2,409,864)		2,409,864

Total Value of Securities – 98.81%
(cost $237,086,555)		237,755,551
Receivables and Other Assets
Net of Liabilities – 1.19%		2,872,705
Net Assets Applicable to 22,701,316
Shares Outstanding – 100.00%		$240,628,256

Net Asset Value – Delaware Tax-Free Colorado Fund
Class A ($226,392,436 / 21,361,253 Shares)		$10.60
Net Asset Value – Delaware Tax-Free Colorado Fund
Class B ($2,693,432 / 253,944 Shares)		$10.61
Net Asset Value – Delaware Tax-Free Colorado Fund
Class C ($11,542,388 / 1,086,119 Shares)		$10.63

Components of Net Assets at August 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$245,028,207
Undistributed net investment income	43,501
Accumulated net realized loss on investments	(5,112,448)
Net unrealized appreciation of investments	668,996
Total net assets	$240,628,256

@	Illiquid security. At August 31, 2009, the aggregate amount of illiquid securities was $3,322,890, which represented 1.38% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
§

Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
•	Variable rate security. The rate shown is the rate as of August 31, 2009.

Summary of abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
ASSURED GTY — Insured by the Assured Guaranty Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association collateral
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance
XLCA — Insured by XL Capital Assurance

Statements of net assets
Delaware Tax-Free Colorado Fund

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Colorado Fund
Net asset value Class A (A)	$10.60
Sales charge (4.50% of offering price) (B)	0.50
Offering price	$11.10

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Delaware Tax-Free Idaho Fund	August 31, 2009

	Principal amount	Value
Municipal Bonds – 95.18%
Corporate Revenue Bonds – 4.84%
Meridian Economic Industrial Development Revenue
(Hi-Micro Project) 5.85% 8/15/11	$660,000	$661,729
Nez Perce County Pollution Control Revenue
(Potlatch Project) 6.00% 10/1/24	2,535,000	2,187,629
Power County Pollution Control Revenue
(FMC Project) 5.625% 10/1/14	2,475,000	2,429,930
		5,279,288
Education Revenue Bonds – 10.48%
Boise State University Revenue
5.00% 4/1/17 (AMBAC)	500,000	532,320
Series A 4.25% 4/1/32 (NATL-RE)	1,500,000	1,374,945
Series A 5.00% 4/1/18 (NATL-RE) (FGIC)	1,500,000	1,595,325
Series A 5.00% 4/1/39	1,000,000	1,022,510
Un-Refunded Balance Series 07 5.375% 4/1/22 (FGIC)	15,000	15,554
Idaho Housing & Financing Association Nonprofit
Facilities Revenue (North Star Charter School Project)
Series A 9.50% 7/1/39	1,000,000	1,046,890
Idaho State University Revenue Refunding & Improvement
5.00% 4/1/20 (FSA)	1,130,000	1,207,755
5.00% 4/1/23 (FSA)	2,115,000	2,186,529
University of Idaho (General Refunding)
Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,207,765
Series B 4.50% 4/1/41 (FSA)	1,000,000	1,021,760
University of Puerto Rico-Revenue
Series Q 5.00% 6/1/36	250,000	211,325
		11,422,678
Electric Revenue Bonds – 1.52%
Boise-Kuna Idaho Irrigation District Revenue
(Arrowrock Hydroelectric Project) 6.30% 6/1/31	1,000,000	1,056,290
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/37	210,000	196,526
Series WW 5.50% 7/1/38	400,000	400,800
		1,653,616
Escrowed to Maturity Bond – 1.71%
Puerto Rico Commonwealth Infrastructure Financing
Authority Revenue Series A 5.375% 10/1/24	1,750,000	1,860,355
		1,860,355

Statements of net assets
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds – 4.30%
Idaho Health Facilities Authority Hospital Revenue
(Idaho Elks Rehabilitation Hospital Project)
5.30% 7/15/18	$625,000	$622,338
5.45% 7/15/23	2,000,000	1,909,920
Idaho Health Facilities Authority Revenue
(St. Luke’s Medical Center Project) 6.75% 11/1/37	1,000,000	1,074,060
(Trinity Health Credit Group) Series B 6.125% 12/1/28	1,000,000	1,085,500
		4,691,818
Housing Revenue Bonds – 5.61%
Idaho Housing Agency Single Family Mortgage Revenue
Series A 6.05% 7/1/13 (AMBAC) (FHA) (VA) (AMT)	20,000	20,021
Series A 6.10% 7/1/16 (FHA) (VA) (AMT)	30,000	30,039
Series A-1 6.85% 7/1/12 (AMT)	5,000	5,015
Series B 6.45% 7/1/15 (AMT)	10,000	10,013
Series C-2 6.35% 7/1/15 (AMT)	15,000	15,019
Series E 6.35% 7/1/15 (FHA) (AMT)	20,000	20,025
Series G-2 6.15% 7/1/15 (FHA) (VA) (AMT)	85,000	85,099
Idaho Housing & Finance Association
Single Family Mortgage Revenue
Series B Class I 5.00% 7/1/37 (AMT)	815,000	780,705
Series B Class I 5.50% 7/1/38 (AMT)	1,000,000	1,017,400
Series C Class III 5.35% 1/1/25 (AMT)	250,000	251,215
Series D Class III 5.45% 7/1/23 (AMT)	840,000	854,146
Series E Class III 4.875% 1/1/26 (AMT)	145,000	138,769
Series E Class III 5.00% 1/1/28 (AMT)	895,000	857,312
Series I Class I 5.45% 1/1/39 (AMT)	1,000,000	1,005,770
Puerto Rico Housing Finance Authority Subordinate-
Capital Foundation Modernization
5.125% 12/1/27	1,000,000	1,018,729
		6,109,277
Lease Revenue Bonds – 4.01%
Boise City Certificate of Participation
5.375% 9/1/20 (NATL-RE) (FGIC) (AMT)	2,100,000	2,100,294
Boise City Revenue Series A 5.375% 12/1/31 (NATL-RE)	500,000	503,690
Idaho State Building Authority Revenue
Series A 5.00% 9/1/43 (XLCA)	1,000,000	985,840
Series B 5.00% 9/1/21 (NATL-RE)	750,000	785,100
		4,374,924

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 23.95%
Ada & Canyon Counties Joint School District #2 Meridian
(School Board Guaranteed Program)
4.75% 2/15/20	$1,000,000	$1,080,650
5.125% 7/30/19	1,005,000	1,079,682
5.50% 7/30/16	1,305,000	1,546,673
Un-Refunded Balance 5.00% 7/30/20	600,000	642,486
Bannock County School District #025
(Pocatello Idaho School Board Guaranteed Program)
5.00% 8/15/15	1,040,000	1,181,918
5.00% 8/15/16	1,100,000	1,235,762
Boise City Independent School District
5.00% 8/1/24 (FSA)	1,500,000	1,640,040
Canyon County Idaho School District #132 Caldwell
5.00% 7/30/15 (NATL-RE) (FGIC)	2,000,000	2,229,220
Series A 5.00% 9/15/22 (FSA)	1,725,000	1,925,066
Series A 5.00% 9/15/23 (FSA)	1,810,000	2,007,326
Idaho Bond Bank Authority Revenue Series A
5.00% 9/15/28	1,000,000	1,055,890
5.25% 9/15/26	2,000,000	2,185,000
Lemhi County 5.20% 8/1/27 (FSA)	2,145,000	2,209,093
Nampa, Idaho 5.00% 8/1/21 (NATL-RE) (FGIC)	2,475,000	2,602,709
Power & Cassia Counties Joint School District #381
American Falls 5.00% 8/1/17	1,155,000	1,230,156
Twin Falls County Idaho School District #413 Filer
5.25% 9/15/25	2,000,000	2,244,960
		26,096,631
§Pre-Refunded Bonds – 11.32%
Ada & Canyon Counties Joint School District #2 Meridan
(School Board Guaranteed Program)
5.00% 7/30/20-12	1,555,000	1,726,501
Boise State University Revenue Refunding & Improvement
5.125% 4/1/31-12 (FGIC)	1,000,000	1,102,900
5.375% 4/1/22-12 (FGIC)	985,000	1,092,621
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue
Series D 5.25% 7/1/38-12	1,000,000	1,107,300
Series Y 5.00% 7/1/36-16	1,250,000	1,471,325

Statements of net assets
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Puerto Rico Commonwealth Public Improvement Revenue
Series A 5.125% 7/1/31-11	$1,010,000	$1,091,164
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	1,000,000	1,127,690
Series NN 5.125% 7/1/29-13	105,000	119,652
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.50% 7/1/23-14	1,000,000	1,149,750
University of Idaho Revenue
(Student Fee Housing Improvements Project)
5.25% 4/1/31-11 (FGIC)	2,195,000	2,348,188
		12,337,091
Special Tax Revenue Bonds – 13.70%
Boise Urban Renewal Agency Parking Revenue
(Tax Increment)
Series A 6.125% 9/1/15	1,160,000	1,166,647
Series B 6.125% 9/1/15	950,000	955,444
Bonner County Local Improvement District #93-1
6.50% 4/30/10	60,000	60,130
Coeur D’Alene Local Improvement District #6
Series 1996 6.05% 7/1/10	90,000	91,007
Series 1997 6.10% 7/1/12	40,000	40,386
Series 1998 6.10% 7/1/14	45,000	45,346
Idaho Board Bank Authority Revenue Series B
4.125% 9/15/36 (NATL-RE)	755,000	644,581
5.00% 9/15/30 (NATL-RE)	725,000	746,649
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue
Series K 5.00% 7/1/30	890,000	795,571
Series W 5.50% 7/1/15	175,000	180,976
Puerto Rico Sales Tax Financing Corporation Revenue
Series A 5.25% 8/1/57	1,000,000	1,005,740
ΩCapital Appreciation-First Subordinate
Series A 0.00% 8/1/32	2,040,000	1,428,000
First Subordinate Series A
5.00% 8/1/39	1,000,000	1,023,620
5.25% 8/1/27	1,500,000	1,534,860
5.75% 8/1/37	3,350,000	3,444,134

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) Series A
5.25% 10/1/20	$500,000	$497,075
5.25% 10/1/21	500,000	495,130
5.25% 10/1/24	800,000	772,488
		14,927,784
State General Obligation Bonds – 3.87%
Guam Government Series A 6.75% 11/15/29	1,565,000	1,581,213
Puerto Rico Commonwealth Public Improvement Series A
5.25% 7/1/22	1,000,000	990,720
Un-Refunded Balance 5.125% 7/1/31	1,815,000	1,647,567
		4,219,500
Transportation Revenue Bonds – 6.86%
Idaho Housing & Finance Association Grant Revenue
(Anticipated Federal Highway Trust)
5.00% 7/15/24 (NATL-RE)	2,000,000	2,123,860
5.25% 7/15/20 (ASSURED GTY)	2,750,000	3,106,813
5.25% 7/15/25 (ASSURED GTY)	1,500,000	1,633,545
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Un-Refunded Balance Series G
5.00% 7/1/33	690,000	610,215
		7,474,433
Water & Sewer Revenue Bonds – 3.01%
Idaho Bond Bank Authority Revenue
Series C 5.375% 9/15/38	1,000,000	1,047,720
Moscow Sewer Revenue 5.00% 11/1/22 (FSA)	2,175,000	2,227,461
		3,275,181
Total Municipal Bonds (cost $100,688,015)		103,722,576

Statements of net assets
Delaware Tax-Free Idaho Fund

	Number of shares	Value
Short-Term Investment – 2.22%
Money Market Instrument – 2.22%
Dreyfus Cash Management Fund 0.16% 9/1/09	2,423,123	$2,423,123
Total Short-Term Investment (cost $2,423,123)		2,423,123

Total Value of Securities – 97.40%
(cost $103,111,138)		106,145,699
Receivables and Other Assets
Net of Liabilities – 2.60%		2,834,736
Net Assets Applicable to 9,485,095
Shares Outstanding – 100.00%		$108,980,435

Net Asset Value – Delaware Tax-Free Idaho Fund
Class A ($86,445,574 / 7,522,375 Shares)		$11.49
Net Asset Value – Delaware Tax-Free Idaho Fund
Class B ($3,358,878 / 292,846 Shares)		$11.47
Net Asset Value – Delaware Tax-Free Idaho Fund
Class C ($19,175,983 / 1,669,874 Shares)		$11.48

Components of Net Assets at August 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)		$106,006,595
Undistributed net investment income		5,851
Accumulated net realized loss on investments		(66,572)
Net unrealized appreciation of investments		3,034,561
Total net assets		$108,980,435

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to the Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FSA — Insured by Financial Security Assurance
NATL-RE — Insured by the National Public Finance Guarantee Corporation
VA — Insured by the Veterans Administration
XLCA — Insured by XL Capital Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Idaho Fund
Net asset value Class A (A)	$11.49
Sales charge (4.50% of offering price) (B)	0.54
Offering price	$12.03

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of net assets
Delaware Tax-Free New York Fund	August 31, 2009

	Principal amount	Value
Municipal Bonds – 97.71%
Corporate Revenue Bonds – 7.41%
Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	$400,000	$391,636
Nassau County Tobacco Settlement Refunding
(Asset-Backed) Series A-3 5.125% 6/1/46	750,000	550,574
New York City Industrial Development Agency Revenue
(Brooklyn Navy Yard Cogen Partners)
5.75% 10/1/36 (AMT)	450,000	318,393
New York Energy Research & Development Authority
Pollution Control Revenue Refunding
(Central Hudson Gas)
Series A 5.45% 8/1/27 (AMBAC)	500,000	505,510
Suffolk County Industrial Development Agency Revenue
(Keyspan-Port Jefferson Energy Center)
5.25% 6/1/27 (AMT)	250,000	230,438
TSASC Tobacco Settlement Refunding (Asset-Backed)
Series 1 5.125% 6/1/42	250,000	185,273
		2,181,824
Education Revenue Bonds – 19.31%
Albany Industrial Development Agency Civic Facilities
Revenue (Brighter Choice Charter School)
Series A 5.00% 4/1/37	250,000	182,698
Amherst Industrial Development Agency Civic Facilities
Revenue (UBF Faculty Student Housing)
Series A 5.75% 8/1/30 (AMBAC)	200,000	203,960
Dutchess County Industrial Development Agency
(Marist College) 5.00% 7/1/20	500,000	509,565
Madison County Industrial Development Agency Civic
Facility Revenue (Colgate University Project)
Series A 5.00% 7/1/39 (NATL-RE)	400,000	404,248
New York State Dormitory Authority Revenue
(Columbia University) Series A 5.00% 7/1/23	500,000	527,304
(Pratt Institute) Series C 5.125% 7/1/39 (ASSURED GTY)	300,000	305,430
•Series B 5.25% 11/15/23	250,000	270,195
Un-Refunded Series B 7.50% 5/15/11	125,000	137,718

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York State Dormitory Authority Revenue
Non-State Supported Debt
(Brooklyn Law School) 5.75% 7/1/33	$340,000	$344,556
(Cornell University) Series A
4.75% 7/1/29	100,000	104,061
5.00% 7/1/34	170,000	178,616
5.00% 7/1/39	500,000	521,274
(New York University) Series A 5.25% 7/1/48	400,000	406,812
(Rockefeller University) Series A 5.00% 7/1/27	250,000	275,490
(Teachers College) 5.50% 3/1/39	250,000	258,160
(University of Rochester)
Series A 5.125% 7/1/39	250,000	254,723
ΩSeries A-2 4.375% 7/1/20	250,000	238,748
St. Lawrence County Industrial Development Agency
Civic Faculty Revenue (St. Lawrence University)
Series A 5.00% 10/1/16	500,000	562,014
		5,685,572
Electric Revenue Bonds – 3.80%
Long Island Power Authority New York Electric System Revenue
Series A 5.75% 4/1/39	350,000	372,106
Series B 5.75% 4/1/33	250,000	267,468
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28	190,000	186,576
Series WW 5.50% 7/1/38	200,000	200,400
Series TT 5.00% 7/1/37	100,000	93,584
		1,120,134
Health Care Revenue Bonds – 9.38%
Albany Industrial Development Agency Civic Facility
Revenue (St. Peter’s Hospital Project)
Series A 5.25% 11/15/32	500,000	430,930
East Rochester Housing Authority Revenue Refunding
(Senior Living-Woodland Village Project) 5.50% 8/1/33	200,000	151,782

Statements of net assets
Delaware Tax-Free New York Fund
	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
New York Dormitory Authority Revenue
(Chapel Oaks) 5.45% 7/1/26 (LOC, Allied Irish Bank)	$450,000	$453,722
(Millard Fillmore Hospital) 5.375% 2/1/32 (AMBAC) (FHA)	225,000	225,117
(Winthrop South Nassau Hospital)
Series B 5.50% 7/1/23	500,000	471,745
New York Dormitory Authority Revenue
Non-State Supported Debt
(Memorial Sloan-Kettering) Series 1 5.00% 7/1/35	225,000	226,539
(North Shore Long Island Jewish Group)
Series A 5.50% 5/1/37	500,000	495,049
(Orange Regional Medical Center) 6.125% 12/1/29	365,000	305,965
		2,760,849
Housing Revenue Bonds – 2.47%
New York City Housing Development Multifamily Housing
Revenue Series G-1 4.875% 11/1/39 (AMT)	250,000	229,853
New York State Housing Finance Agency Revenue
(Affordable Housing) Series A 5.25% 11/1/41	500,000	497,805
		727,658
Lease Revenue Bonds – 4.62%
Battery Park City Authority Revenue
Series A 5.00% 11/1/26	250,000	259,785
Hudson Yards Infrastructure Revenue
Series A 5.00% 2/15/47	400,000	359,168
Tobacco Settlement Financing Authority
Revenue (Asset-Backed) Series B-1C
5.50% 6/1/20	200,000	212,104
5.50% 6/1/21	500,000	527,825
		1,358,882
Local General Obligation Bonds – 4.08%
New York City
Series D 5.00% 11/1/34	125,000	126,540
Subordinated Series C-1 5.00% 10/1/19	500,000	547,675
Subordinated Series I-1 5.375% 4/1/36	500,000	527,360
		1,201,575

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds – 8.24%
Albany Parking Authority Revenue
Series A 5.625% 7/15/25-11	$280,000	$308,126
New York Dormitory Authority Revenue
(North Shore Long Island Jewish Group Project)
5.50% 5/1/33-13	500,000	574,735
Pre-Refunding Series B 7.50% 5/15/11-10	75,000	78,482
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series Y 5.50% 7/1/36-16	475,000	574,099
Puerto Rico Commonwealth Series B 5.25% 7/1/32-16	155,000	184,892
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	500,000	563,845
Series NN 5.125% 7/1/29-13	125,000	142,443
		2,426,622
Special Tax Revenue Bonds – 21.84%
Metropolitan Transportation Authority Revenue
(Dedicated Tax Fund) Series B 5.00% 11/15/34	500,000	506,345
New York City Transitional Finance Authority Revenue
(Subordinated Future Tax Secured)
Series B 5.00% 11/1/18	500,000	564,724
New York City Trust for Cultural Resources Revenue
Refunding (American Museum of National History)
Series A 5.00% 7/1/44 (NATL-RE)	250,000	251,475
(Museum of Modern Art) Series 1A 5.00% 4/1/31	250,000	260,743
New York Dormitory Authority State
Personal Income Tax Revenue
Series A 5.00% 3/15/38	500,000	511,800
Series C 5.00% 3/15/15	250,000	285,053
New York Dormitory Authority State Supported Debt
Revenue (Consolidated Services Contract)
5.00% 7/1/17 (FSA)	500,000	561,899
New York Sales Tax Asset Receivables
Series A 5.25% 10/15/27 (AMBAC)	500,000	543,594
New York State Urban Development Revenue Personal
Income Tax Series A-1 5.00% 12/15/22	250,000	272,298
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series K 5.00% 7/1/30	235,000	210,067
Puerto Rico Commonwealth Infrastructure Financing
Authority Revenue Series B 5.00% 7/1/15	250,000	253,390

Statements of net assets
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Corporation Revenue
Series A 5.25% 8/1/57	$325,000	$326,866
ΩCapital Appreciation-First Subordinate
Series A 0.00% 8/1/32	510,000	357,000
First Subordinate Series A
5.00% 8/1/39	500,000	511,810
5.75% 8/1/37	485,000	498,629
Schenectady Metroplex Development Authority Revenue
Series A 5.375% 12/15/21	500,000	516,799
		6,432,492
State General Obligation Bonds – 4.27%
Guam Government Series A 7.00% 11/15/39	395,000	398,235
New York State Series A
5.00% 3/1/38	500,000	514,650
5.00% 2/15/39	250,000	257,785
Puerto Rico Commonwealth Series B 5.25% 7/1/32	95,000	87,524
		1,258,194
Transportation Revenue Bonds – 10.64%
Albany Parking Authority Revenue Series A 5.625% 7/15/25	220,000	221,982
Metropolitan Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	200,000	226,156
•Series B 5.00% 11/15/27	200,000	219,164
Series F 5.00% 11/15/15	150,000	165,302
New York City Industrial Development Agency Special
Airport Facilities (JFK Airis Project)
Series A 5.50% 7/1/28 (AMT)	500,000	349,645
New York State Thruway Authority General Revenue Series H
5.00% 1/1/14 (NATL-RE)	500,000	556,889
5.00% 1/1/15 (NATL-RE)	250,000	279,693
Onondaga County Industrial Development Authority
Revenue (Subordinated Air Cargo Project)
7.25% 1/1/32 (AMT)	500,000	417,545
Port Auth New York & New Jersey
(Consolidated-One Hundred Fifty-Third) 5.00% 7/15/35	250,000	259,790
Triborough Bridge & Tunnel Authority Revenue
Series C 5.00% 11/15/24	200,000	216,112
•Subordinate Series B-1 5.00% 11/15/25	200,000	221,860
		3,134,138

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 1.65%
New York City Municipal Finance Authority
Water & Sewer System Revenue
(Fiscal 2009) Series A 5/75% 6/15/40	$200,000	$218,650
(Second General Resolution) Series FF-2 5.50% 6/15/40	250,000	268,268
		486,918
Total Municipal Bonds (cost $27,843,074)		28,774,858

Short-Term Investment – 0.68%
•Variable Rate Demand Note – 0.68%
New York City Industrial Development Agency
Civic Facility Revenue (New York Law School Project)
Series B-2 1.40% 7/1/36	200,000	200,000
Total Short-Term Investment (cost $200,000)		200,000

Total Value of Securities – 98.39%
(cost $28,043,074)		28,974,858
Receivables and Other Assets
Net of Liabilities – 1.61%		474,139
Net Assets Applicable to 2,820,274
Shares Outstanding – 100.00%		$29,448,997

Net Asset Value – Delaware Tax-Free New York Fund
Class A ($22,779,828 / 2,180,382 Shares)		$10.45
Net Asset Value – Delaware Tax-Free New York Fund
Class B ($1,018,421 / 97,699 Shares)		$10.42
Net Asset Value – Delaware Tax-Free New York Fund
Class C ($5,650,748 / 542,193 Shares)		$10.42

Components of Net Assets at August 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)		$28,530,345
Undistributed net investment income		3,746
Accumulated net realized loss on investments		(16,878)
Net unrealized appreciation of investments		931,784
Total net assets		$29,448,997

Statements of net assets
Delaware Tax-Free New York Fund

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
§

Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of August 31, 2009.

Summary of abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FHA — Insured by the Federal Housing Administration
FSA — Insured by Financial Security Assurance
LOC — Letter of Credit
NATL-RE — Insured by the National Public Finance Guarantee Corporation

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free New York Fund
Net asset value Class A (A)	$10.45
Sales charge (4.50% of offering price) (B)	0.49
Offering price	$10.94

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of operations
Year Ended August 31, 2009

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Investment Income:
Interest	$6,028,844	$4,248,739	$12,393,884

Expenses:
Management fees	624,943	440,661	1,276,704
Distribution expenses – Class A	276,245	153,655	548,320
Distribution expenses – Class B	75,220	53,650	31,742
Distribution expenses – Class C	71,518	133,863	97,866
Dividend disbursing and transfer agent
fees and expenses	54,929	41,751	118,538
Accounting and administration expenses	49,995	32,048	92,851
Legal fees	22,049	15,099	39,431
Audit and tax	18,678	15,929	25,448
Reports and statements to shareholders	16,014	9,315	26,926
Registration fees	14,623	5,461	7,480
Trustees’ fees	9,099	5,831	16,865
Pricing fees	8,268	8,105	10,265
Insurance fees	4,007	2,606	7,298
Custodian fees	2,557	1,785	5,713
Consulting fees	1,732	1,111	3,209
Trustees’ expenses	757	487	1,326
Dues and services	572	413	1,305
	1,251,206	921,770	2,311,287
Less fees waived	(201,387)	(74,551)	(113,721)
Less expense paid indirectly	(58)	—	—
Total operating expenses	1,049,761	847,219	2,197,566
Net Investment Income	4,979,083	3,401,520	10,196,318

Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain on investments	676,245	709,018	3,397,919
Net change in unrealized appreciation/
depreciation of investments	283,443	(2,723,629)	(4,848,204)
Net Realized and Unrealized Gain (Loss)
on Investments	959,688	(2,014,611)	(1,450,285)

Net Increase in Net Assets
Resulting from Operations	$5,938,771	$1,386,909	$8,746,033

See accompanying notes

	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund
Investment Income:
Interest	$4,443,611	$1,129,762

Expenses:
Management fees	506,038	125,458
Distribution expenses – Class A	187,156	45,078
Distribution expenses – Class B	42,576	11,859
Distribution expenses – Class C	127,184	35,392
Dividend disbursing and transfer agent
fees and expenses	42,373	18,373
Accounting and administration expenses	36,803	9,124
Legal fees	17,574	4,230
Audit and tax	17,184	12,520
Reports and statements to shareholders	11,104	2,889
Pricing fees	8,260	6,566
Trustees’ fees	6,640	120
Registration fees	5,896	10,969
Insurance fees	2,799	665
Consulting fees	1,243	304
Custodian fees	1,223	226
Trustees’ expenses	508	1,637
Dues and services	466	99
	1,015,027	285,509
Less fees waived	(73,531)	(56,173)
Less expense paid indirectly	(11)	(82)
Total operating expenses	941,485	229,254
Net Investment Income	3,502,126	900,508

Net Realized and Unrealized Gain
on Investments:
Net realized gain on investments	242,232	190,585
Net change in unrealized appreciation/
depreciation of investments	2,073,940	482,416
Net Realized and Unrealized Gain
on Investments	2,316,172	673,001

Net Increase in Net Assets
Resulting from Operations	$5,818,298	$1,573,509

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free Arizona Fund

	Year Ended
	8/31/09	8/31/08
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,979,083	$5,547,803
Net realized gain (loss) on investments	676,245	(122,728)
Net change in unrealized
appreciation/depreciation of investments	283,443	(1,640,599)
Net increase in net assets resulting from operations	5,938,771	3,784,476

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,473,743)	(4,918,990)
Class B	(247,800)	(359,177)
Class C	(235,244)	(269,611)
	(4,956,787)	(5,547,778)

Capital Share Transactions:
Proceeds from shares sold:
Class A	8,072,718	14,751,087
Class B	20,443	343
Class C	1,098,183	2,945,439

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	2,209,302	2,407,736
Class B	128,925	184,069
Class C	146,249	174,113
	11,675,820	20,462,787

	Year Ended
	8/31/09	8/31/08
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(19,633,059)	$(19,237,873)
Class B	(3,235,890)	(2,845,303)
Class C	(2,787,126)	(1,815,293)
	(25,656,075)	(23,898,469)
Decrease in net assets derived from
capital share transactions	(13,980,255)	(3,435,682)
Net Decrease in Net Assets	(12,998,271)	(5,198,984)

Net Assets:
Beginning of year	140,453,218	145,652,202
End of year[1]	$127,454,947	$140,453,218

[1]Including undistributed net investment income	$26,196	$—

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free California Fund

	Year Ended
	8/31/09	8/31/08
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,401,520	$3,715,410
Net realized gain (loss) on investments	709,018	(461,721)
Net change in unrealized
appreciation/depreciation of investments	(2,723,629)	(1,438,134)
Net increase in net assets resulting from operations	1,386,909	1,815,555

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,701,738)	(2,975,104)
Class B	(195,352)	(272,986)
Class C	(487,982)	(467,320)
	(3,385,072)	(3,715,410)

Capital Share Transactions:
Proceeds from shares sold:
Class A	8,313,126	13,897,604
Class B	90,914	141,422
Class C	2,115,521	4,752,482

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,547,832	1,795,621
Class B	137,850	191,370
Class C	358,106	353,985
	12,563,349	21,132,484

	Year Ended
	8/31/09	8/31/08
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(14,448,671)	$(23,597,793)
Class B	(1,676,431)	(2,976,125)
Class C	(3,594,180)	(3,278,508)
	(19,719,282)	(29,852,426)
Decrease in net assets derived from
capital share transactions	(7,155,933)	(8,719,942)
Net Decrease in Net Assets	(9,154,096)	(10,619,797)

Net Assets:
Beginning of year	88,753,994	99,373,791
End of year[1]	$79,599,898	$88,753,994

[1]Including undistributed net investment income	$18,763	$1,300

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free Colorado Fund

	Year Ended
	8/31/09	8/31/08
Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,196,318	$10,555,283
Net realized gain (loss) on investments	3,397,919	(620,603)
Net change in unrealized
appreciation/depreciation of investments	(4,848,204)	(1,307,241)
Net increase in net assets resulting from operations	8,746,033	8,627,439

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(9,697,369)	(10,088,211)
Class B	(116,434)	(155,100)
Class C	(355,221)	(340,507)
	(10,169,024)	(10,583,818)

Capital Share Transactions:
Proceeds from shares sold:
Class A	14,183,751	10,216,326
Class B	10,613	19
Class C	2,881,769	1,027,663

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	6,074,319	6,399,592
Class B	50,248	72,523
Class C	248,362	231,599
	23,449,062	17,947,722

	Year Ended
	8/31/09	8/31/08
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(27,122,635)	$(26,823,353)
Class B	(1,264,891)	(1,411,740)
Class C	(1,437,234)	(1,502,110)
	(29,824,760)	(29,737,203)
Decrease in net assets derived from
capital share transactions	(6,375,698)	(11,789,481)
Net Decrease in Net Assets	(7,798,689)	(13,745,860)

Net Assets:
Beginning of year	248,426,945	262,172,805
End of year[1]	$240,628,256	$248,426,945

[1]Including undistributed net investment income	$43,501	$—

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free Idaho Fund

	Year Ended
	8/31/09	8/31/08
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,502,126	$3,256,157
Net realized gain on investments	242,232	75,661
Net change in unrealized
appreciation/depreciation of investments	2,073,940	(89,235)
Net increase in net assets resulting from operations	5,818,298	3,242,583

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,944,277)	(2,732,459)
Class B	(136,217)	(170,938)
Class C	(403,213)	(349,960)
	(3,483,707)	(3,253,357)

Capital Share Transactions:
Proceeds from shares sold:
Class A	17,915,127	8,896,373
Class B	63,569	12
Class C	8,501,134	1,462,472

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,894,609	1,765,961
Class B	98,426	115,322
Class C	249,454	215,873
	28,722,319	12,456,013

	Year Ended
	8/31/09	8/31/08
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(7,521,138)	$(8,346,549)
Class B	(1,954,363)	(1,000,259)
Class C	(1,450,880)	(1,717,154)
	(10,926,381)	(11,063,962)
Increase in net assets derived from
capital share transactions	17,795,938	1,392,051
Net Increase in Net Assets	20,130,529	1,381,277

Net Assets:
Beginning of year	88,849,906	87,468,629
End of year[1]	$108,980,435	$88,849,906

[1]Including undistributed (distributions in excess of)
net investment income	$5,851	$(11,301)

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free New York Fund

	Year Ended
	8/31/09	8/31/08
Increase (Decrease) in Net Assets from Operations:
Net investment income	$900,508	$718,580
Net realized gain (loss) on investments	190,585	(59,331)
Net change in unrealized
appreciation/depreciation of investments	482,416	64,192
Net increase in net assets resulting from operations	1,573,509	723,441

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(738,485)	(591,360)
Class B	(39,735)	(58,984)
Class C	(116,762)	(68,233)
	(894,982)	(718,577)

Capital Share Transactions:
Proceeds from shares sold:
Class A	10,366,325	1,725,009
Class B	47,828	15,697
Class C	3,939,824	773,501

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	403,783	340,675
Class B	22,930	34,201
Class C	62,861	26,265
	14,843,551	2,915,348

	Year Ended
	8/31/09	8/31/08
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(3,831,875)	$(1,537,264)
Class B	(593,493)	(674,159)
Class C	(585,220)	(883,325)
	(5,010,588)	(3,094,748)
Increase (decrease) in net assets derived from
capital share transactions	9,832,963	(179,400)
Net Increase (Decrease) in Net Assets	10,511,490	(174,536)

Net Assets:
Beginning of year	18,937,507	19,112,043
End of year[1]	$29,448,997	$18,937,507

[1]Including undistributed (distributions in excess of)
net investment income	$3,746	$(652)

See accompanying notes

Financial highlights
Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$10.930	$11.070	$11.350	$11.560	$11.410

0.431	0.444	0.465	0.467	0.468
0.158	(0.140)	(0.280)	(0.210)	0.174
0.589	0.304	0.185	0.257	0.642

(0.429)	(0.444)	(0.465)	(0.467)	(0.468)
—	—	—	—	(0.024)
(0.429)	(0.444)	(0.465)	(0.467)	(0.492)

$11.090	$10.930	$11.070	$11.350	$11.560

5.64%	2.78%	1.63%	2.31%	5.74%

$113,689	$122,027	$125,636	$131,468	$134,874
0.75%	0.75%	0.76%	0.76%	0.80%

0.91%	0.91%	0.91%	0.91%	0.91%
4.07%	4.02%	4.11%	4.12%	4.07%

3.91%	3.86%	3.96%	3.97%	3.96%
27%	29%	9%	8%	3%

Financial highlights
Delaware Tax-Free Arizona Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$10.940	$11.070	$11.360	$11.570	$11.420

0.352	0.361	0.380	0.382	0.382
0.158	(0.130)	(0.290)	(0.210)	0.174
0.510	0.231	0.090	0.172	0.556

(0.350)	(0.361)	(0.380)	(0.382)	(0.382)
—	—	—	—	(0.024)
(0.350)	(0.361)	(0.380)	(0.382)	(0.406)

$11.100	$10.940	$11.070	$11.360	$11.570

4.85%	2.10%	0.78%	1.54%	4.95%

$6,509	$9,620	$12,407	$16,413	$19,005
1.50%	1.50%	1.51%	1.51%	1.55%

1.66%	1.66%	1.66%	1.66%	1.66%
3.32%	3.27%	3.36%	3.37%	3.32%

3.16%	3.11%	3.21%	3.22%	3.21%
27%	29%	9%	8%	3%

Financial highlights
Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$10.960	$11.090	$11.380	$11.580	$11.430

0.352	0.361	0.380	0.381	0.382
0.158	(0.130)	(0.290)	(0.200)	0.174
0.510	0.231	0.090	0.181	0.556

(0.350)	(0.361)	(0.380)	(0.381)	(0.382)
—	—	—	—	(0.024)
(0.350)	(0.361)	(0.380)	(0.381)	(0.406)

$11.120	$10.960	$11.090	$11.380	$11.580

4.84%	2.09%	0.77%	1.63%	4.94%

$7,257	$8,806	$7,609	$8,117	$8,591
1.50%	1.50%	1.51%	1.51%	1.55%

1.66%	1.66%	1.66%	1.66%	1.66%
3.32%	3.27%	3.36%	3.37%	3.32%

3.16%	3.11%	3.21%	3.22%	3.21%
27%	29%	9%	8%	3%

Financial highlights
Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$10.800	$11.010	$11.400	$11.490	$11.110

0.448	0.449	0.454	0.450	0.462
(0.182)	(0.210)	(0.390)	(0.090)	0.380
0.266	0.239	0.064	0.360	0.842

(0.446)	(0.449)	(0.454)	(0.450)	(0.462)
(0.446)	(0.449)	(0.454)	(0.450)	(0.462)

$10.620	$10.800	$11.010	$11.400	$11.490

2.74%	2.21%	0.51%	3.24%	7.72%

$61,132	$67,174	$76,537	$75,995	$60,744
0.88%	0.88%	0.89%	0.88%	0.84%

0.97%	0.97%	0.97%	0.97%	1.06%
4.42%	4.11%	3.98%	3.97%	4.03%

4.33%	4.02%	3.90%	3.88%	3.81%
59%	34%	21%	14%	11%

Financial highlights
Delaware Tax-Free California Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$10.840	$11.060	$11.440	$11.530	$11.160

0.373	0.367	0.368	0.365	0.377
(0.172)	(0.220)	(0.380)	(0.090)	0.370
0.201	0.147	(0.012)	0.275	0.747

(0.371)	(0.367)	(0.368)	(0.365)	(0.377)
(0.371)	(0.367)	(0.368)	(0.365)	(0.377)

$10.670	$10.840	$11.060	$11.440	$11.530

2.07%	1.34%	(0.15% )	2.46%	6.80%

$4,938	$6,589	$9,384	$14,918	$18,254
1.63%	1.63%	1.64%	1.63%	1.59%

1.72%	1.72%	1.72%	1.72%	1.81%
3.67%	3.36%	3.23%	3.22%	3.28%

3.58%	3.27%	3.15%	3.13%	3.06%
59%	34%	21%	14%	11%

Financial highlights
Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$10.810	$11.030	$11.420	$11.500	$11.130

0.373	0.367	0.368	0.365	0.377
(0.172)	(0.220)	(0.390)	(0.080)	0.370
0.201	0.147	(0.022)	0.285	0.747

(0.371)	(0.367)	(0.368)	(0.365)	(0.377)
(0.371)	(0.367)	(0.368)	(0.365)	(0.377)

$10.640	$10.810	$11.030	$11.420	$11.500

2.07%	1.35%	(0.24% )	2.56%	6.81%

$13,530	$14,991	$13,453	$12,768	$9,756
1.63%	1.63%	1.64%	1.63%	1.59%

1.72%	1.72%	1.72%	1.72%	1.81%
3.67%	3.36%	3.23%	3.22%	3.28%

3.58%	3.27%	3.15%	3.13%	3.06%
59%	34%	21%	14%	11%

Financial highlights
Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$10.640	$10.730	$11.040	$11.200	$11.070

0.452	0.448	0.464	0.488	0.495
(0.041)	(0.089)	(0.310)	(0.160)	0.130
0.411	0.359	0.154	0.328	0.625

(0.451)	(0.449)	(0.464)	(0.488)	(0.495)
(0.451)	(0.449)	(0.464)	(0.488)	(0.495)

$10.600	$10.640	$10.730	$11.040	$11.200

4.11%	3.38%	1.38%	3.03%	5.78%

$226,393	$234,630	$246,695	$258,773	$270,149
0.90%	0.93%	0.94%	0.93%	0.94%

0.95%	0.95%	0.96%	0.94%	0.94%
4.43%	4.16%	4.22%	4.43%	4.46%

4.38%	4.14%	4.20%	4.42%	4.46%
27%	15%	12%	8%	8%

Financial highlights
Delaware Tax-Free Colorado Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$10.640	$10.730	$11.050	$11.200	$11.080

0.375	0.367	0.382	0.405	0.412
(0.031)	(0.089)	(0.320)	(0.150)	0.120
0.344	0.278	0.062	0.255	0.532

(0.374)	(0.368)	(0.382)	(0.405)	(0.412)
(0.374)	(0.368)	(0.382)	(0.405)	(0.412)

$10.610	$10.640	$10.730	$11.050	$11.200

3.43%	2.60%	0.53%	2.35%	4.89%

$2,693	$3,961	$5,326	$8,221	$10,370
1.65%	1.68%	1.69%	1.68%	1.69%

1.70%	1.70%	1.71%	1.69%	1.69%
3.68%	3.41%	3.47%	3.68%	3.71%

3.63%	3.39%	3.45%	3.67%	3.71%
27%	15%	12%	8%	8%

Financial highlights
Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$10.660	$10.750	$11.070	$11.220	$11.090

0.375	0.367	0.382	0.405	0.413
(0.031)	(0.089)	(0.320)	(0.150)	0.130
0.344	0.278	0.062	0.255	0.543

(0.374)	(0.368)	(0.382)	(0.405)	(0.413)
(0.374)	(0.368)	(0.382)	(0.405)	(0.413)

$10.630	$10.660	$10.750	$11.070	$11.220

3.43%	2.60%	0.53%	2.34%	4.99%

$11,542	$9,836	$10,152	$9,971	$9,170
1.65%	1.68%	1.69%	1.68%	1.69%

1.70%	1.70%	1.71%	1.69%	1.69%
3.68%	3.41%	3.47%	3.68%	3.71%

3.63%	3.39%	3.45%	3.67%	3.71%
27%	15%	12%	8%	8%

Financial highlights
Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$11.260	$11.260	$11.450	$11.630	$11.490

0.436	0.437	0.448	0.449	0.452
0.228	—	(0.190)	(0.180)	0.140
0.664	0.437	0.258	0.269	0.592

(0.434)	(0.437)	(0.448)	(0.449)	(0.452)
(0.434)	(0.437)	(0.448)	(0.449)	(0.452)

$11.490	$11.260	$11.260	$11.450	$11.630

6.12%	3.93%	2.27%	2.40%	5.25%

$86,445	$72,237	$69,931	$62,808	$60,554
0.88%	0.85%	0.86%	0.85%	0.87%

0.96%	0.96%	0.98%	0.98%	0.98%
3.94%	3.87%	3.92%	3.95%	3.92%

3.86%	3.76%	3.80%	3.82%	3.81%
10%	11%	8%	15%	27%

Financial highlights
Delaware Tax-Free Idaho Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$11.240	$11.240	$11.430	$11.610	$11.480

0.353	0.353	0.363	0.364	0.366
0.228	—	(0.190)	(0.180)	0.130
0.581	0.353	0.173	0.184	0.496

(0.351)	(0.353)	(0.363)	(0.364)	(0.366)
(0.351)	(0.353)	(0.363)	(0.364)	(0.366)

$11.470	$11.240	$11.240	$11.430	$11.610

5.34%	3.17%	1.51%	1.64%	4.39%

$3,359	$5,123	$6,003	$7,892	$10,911
1.63%	1.60%	1.61%	1.60%	1.62%

1.71%	1.71%	1.73%	1.73%	1.73%
3.19%	3.12%	3.17%	3.20%	3.17%

3.11%	3.01%	3.05%	3.07%	3.06%
10%	11%	8%	15%	27%

Financial highlights
Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$11.250	$11.250	$11.440	$11.630	$11.490

0.353	0.352	0.363	0.364	0.366
0.228	—	(0.190)	(0.190)	0.140
0.581	0.352	0.173	0.174	0.506

(0.351)	(0.352)	(0.363)	(0.364)	(0.366)
(0.351)	(0.352)	(0.363)	(0.364)	(0.366)

$11.480	$11.250	$11.250	$11.440	$11.630

5.34%	3.16%	1.51%	1.56%	4.47%

$19,176	$11,490	$11,535	$13,430	$15,678
1.63%	1.60%	1.61%	1.60%	1.62%

1.71%	1.71%	1.73%	1.73%	1.73%
3.19%	3.12%	3.17%	3.20%	3.17%

3.11%	3.01%	3.05%	3.07%	3.06%
10%	11%	8%	15%	27%

Financial highlights
Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$10.300	$10.300	$10.550	$10.700	$10.470

0.409	0.411	0.435	0.449	0.453
0.148	—	(0.250)	(0.150)	0.230
0.557	0.411	0.185	0.299	0.683

(0.407)	(0.411)	(0.435)	(0.449)	(0.453)
(0.407)	(0.411)	(0.435)	(0.449)	(0.453)

$10.450	$10.300	$10.300	$10.550	$10.700

5.65%	4.04%	1.75%	2.90%	6.65%

$22,780	$15,340	$14,817	$13,519	$13,153
0.85%	0.85%	0.79%	0.65%	0.66%

1.10%	1.09%	1.10%	1.09%	1.12%
4.10%	3.97%	4.13%	4.28%	4.29%

3.85%	3.73%	3.82%	3.84%	3.83%
36%	28%	14%	20%	13%

Financial highlights
Delaware Tax-Free New York Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$10.270	$10.280	$10.530	$10.670	$10.450

0.334	0.333	0.357	0.370	0.374
0.148	(0.010)	(0.250)	(0.140)	0.220
0.482	0.323	0.107	0.230	0.594

(0.332)	(0.333)	(0.357)	(0.370)	(0.374)
(0.332)	(0.333)	(0.357)	(0.370)	(0.374)

$10.420	$10.270	$10.280	$10.530	$10.670

4.88%	3.17%	0.99%	2.23%	5.77%

$1,018	$1,549	$2,164	$2,858	$3,023
1.60%	1.60%	1.54%	1.40%	1.41%

1.85%	1.84%	1.85%	1.84%	1.87%
3.35%	3.22%	3.38%	3.53%	3.54%

3.10%	2.98%	3.07%	3.09%	3.08%
36%	28%	14%	20%	13%

Financial highlights
Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
$10.270	$10.280	$10.530	$10.670	$10.450

0.333	0.333	0.357	0.370	0.376
0.148	(0.010)	(0.250)	(0.140)	0.220
0.481	0.323	0.107	0.230	0.596

(0.331)	(0.333)	(0.357)	(0.370)	(0.376)
(0.331)	(0.333)	(0.357)	(0.370)	(0.376)

$10.420	$10.270	$10.280	$10.530	$10.670

4.88%	3.17%	0.99%	2.23%	5.80%

$5,651	$2,049	$2,131	$2,068	$886
1.60%	1.60%	1.54%	1.40%	1.41%

1.85%	1.84%	1.85%	1.84%	1.87%
3.35%	3.22%	3.38%	3.53%	3.54%

3.10%	2.98%	3.07%	3.09%	3.08%
36%	28%	14%	20%	13%

Notes to financial statements
Delaware multi-state funds	August 31, 2009

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds, Voyageur Mutual Funds II, and Voyageur Insured Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund (each, a Fund or, collectively, the Funds). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and personal income tax in its respective state, as is consistent with preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation — Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each a Board, and collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2006-August 31, 2009), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.”

Notes to financial statements
Delaware multi-state funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
On the first $500 million	0.500%	0.550%	0.550%	0.550%	0.550%
On the next $500 million	0.475%	0.500%	0.500%	0.500%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “nonroutine expenses”)), do not exceed specified percentages of average daily net assets as shown below. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds.

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Effective January 1, 2009,
operating expense
limitation as a percentage
of average daily net assets
(per annum)	0.50%	0.63%	0.64%	0.65%	0.60%
Expiration date	12/31/09	12/31/09	12/31/09	12/31/09	12/31/09

Through December 31, 2008,
operating expense
limitation as a percentage
of average daily net assets
(per annum)	0.50%	0.63%	0.68%	0.60%	0.60%
Expiration date	12/31/08	12/31/08	12/31/08	12/31/08	12/31/08

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended August 31, 2009, each Fund was charged for these services as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$6,249	$4,006	$11,606	$4,600	$1,141

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At August 31, 2009, each Fund had liabilities payable to affiliates as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Investment management
fee payable to DMC	$40,824	$30,586	$98,081	$40,166	$4,056
Dividend disbursing,
transfer agent, fund
accounting oversight
fees and other expenses
payable to DSC	3,932	2,966	7,964	3,241	1,783
Distribution fees
payable to DDLP	35,396	28,226	59,178	35,777	10,226
Other expenses payable to
DMC and affiliates*	3,806	1,325	4,053	1,763	494

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

Notes to financial statements
Delaware multi-state funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the year ended August 31, 2009, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$10,722	$6,875	$20,031	$8,049	$2,029

For the year ended August 31, 2009, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$17,118	$8,263	$18,525	$43,606	$15,274

For the year ended August 31, 2009, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A, Class B and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Class A	$—	$—	$—	$—	$—
Class B	1,283	2,450	3,906	1,103	518
Class C	9,537	5,957	28	803	109

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the year ended August 31, 2009, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Purchases	$33,942,299	$46,843,843	$62,145,496	$25,167,660	$17,757,244
Sales	47,258,395	52,880,911	70,503,570	8,639,449	8,022,948

At August 31, 2009, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Cost of
investments	$127,315,728	$85,097,533	$237,097,050	$103,088,087	$28,045,023
Aggregate
unrealized
appreciation	4,395,525	2,227,240	9,598,102	4,247,710	1,481,610
Aggregate
unrealized
depreciation	(2,392,637)	(5,361,151)	(8,939,601)	(1,190,098)	(551,775)
Net unrealized
appreciation
(depreciation)	$2,002,888	$(3,133,911)	$658,501	$3,057,612	$929,835

Effective September 1, 2008, the Funds adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

Notes to financial statements
Delaware multi-state funds

3. Investments (continued)

The following table summarizes the valuation of the Funds’ investments by the FAS 157 fair value hierarchy levels as of August 31, 2009:

	Delaware Tax-Free Arizona Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$125,839,316	$125,839,316
Short-Term	3,479,300	—	3,479,300
Total	$3,479,300	$125,839,316	$129,318,616

	Delaware Tax-Free California Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$79,659,335	$79,659,335
Short-Term	2,304,287	—	2,304,287
Total	$2,304,287	$79,659,335	$81,963,622

	Delaware Tax-Free Colorado Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$235,345,687	$235,345,687
Short-Term	1,109,864	1,300,000	2,409,864
Total	$1,109,864	$236,645,687	$237,755,551

	Delaware Tax-Free Idaho Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$103,722,576	$103,722,576
Short-Term	2,423,123	—	2,423,123
Total	$2,423,123	$103,722,576	$106,145,699

	Delaware Tax-Free New York Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$28,774,858	$28,774,858
Short-Term	—	200,000	200,000
Total	$—	$28,974,858	$28,974,858

There were no Level 3 securities at the beginning or end of the year.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2009 and 2008 was as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Year Ended 8/31/09
Tax-exempt income	$4,956,787	$3,385,072	$10,156,494	$3,483,707	$894,982
Ordinary income	—	—	12,530	—	—
Total	$4,956,787	$3,385,072	$10,169,024	$3,483,707	$894,982

Year Ended 8/31/08
Tax-exempt income	$5,547,778	$3,715,410	$10,556,654	$3,253,357	$718,577
Ordinary income	—	—	27,164	—	—
Total	$5,547,778	$3,715,410	$10,583,818	$3,253,357	$718,577

5. Components of Net Assets on a Tax Basis

As of August 31, 2009, the components of net assets on a tax basis were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Shares of beneficial
interest	$126,874,334	$82,942,740	$245,028,207	$106,006,595	$28,530,345
Distributions
payable	(119,108)	(83,509)	(247,386)	(91,309)	(31,770)
Undistributed
tax-exempt
income	145,304	102,272	290,887	97,160	35,516
Capital loss
carryforwards	(1,448,471)	(227,694)	(5,101,953)	(89,623)	(14,929)
Unrealized
appreciation
(depreciation) of
investments	2,002,888	(3,133,911)	658,501	3,057,612	929,835
Net assets	$127,454,947	$79,599,898	$240,628,256	$108,980,435	$29,448,997

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount on debt instruments.

Notes to financial statements
Delaware multi-state funds

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount on certain debt instruments and expiration of capital loss carryforwards. Results of operations and net assets were not affected by these reclassifications. For the year ended August 31, 2009, the Funds recorded the following reclassifications:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Undistributed
(distributions in excess of)
net investment income	$3,900	$1,015	$16,207	$(1,267)	$(1,128)
Accumulated net realized
gain (loss)	(3,900)	404,319	(16,207)	1,267	17,296
Paid-in capital	—	(405,334)	—	—	(16,168)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. In 2009, the Funds utilized capital loss carryforwards as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Capital loss
carryforward utilized	$311,673	$256,907	$2,819,378	$235,475	$149,260

In 2009, the Funds had capital loss carryforwards that expired as follows:

	Delaware	Delaware
	Tax-Free	Tax-Free
	California Fund	New York Fund
Capital loss carryforward expired	$405,334	$16,168

Capital loss carryforwards remaining at August 31, 2009 will expire as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
Year of	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Expiration	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
2010	$—	$ —	$—	$ 9,312	$ —
2011	—	6,039	—	—	—
2012	1,448,471	—	2,796,560	—	—
2013	—	—	57,695	—	—
2014	—	—	2,203,520	23,435	—
2015	—	—	—	56,876	—
2016	—	221,655	44,178	—	14,929
Total	$1,448,471	$227,694	$5,101,953	$89,623	14,929

6. Capital shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund		Colorado Fund
	Year Ended		Year Ended		Year Ended
	8/31/09	8/31/08	8/31/09	8/31/08	8/31/09	8/31/08
Shares sold:
Class A	756,808	1,334,775	825,013	1,269,777	1,387,638	948,236
Class B	1,968	31	9,030	12,972	1,049	1
Class C	102,547	266,518	208,816	433,780	281,038	95,653

Shares issued upon reinvestment of dividends and distributions:
Class A	207,965	217,919	152,565	164,369	595,084	594,257
Class B	12,138	16,633	13,524	17,433	4,925	6,724
Class C	13,735	15,736	35,227	32,379	24,239	21,454
	1,095,161	1,851,612	1,244,175	1,930,710	2,293,973	1,666,325

Shares repurchased:
Class A	(1,879,717)	(1,740,104)	(1,444,076)	(2,161,501)	(2,677,810)	(2,487,354)
Class B	(307,293)	(257,420)	(167,397)	(271,127)	(124,079)	(130,940)
Class C	(267,390)	(164,512)	(358,482)	(299,668)	(141,654)	(139,008)
	(2,454,400)	(2,162,036)	(1,969,955)	(2,732,296)	(2,943,543)	(2,757,302)
Net decrease	(1,359,239)	(310,424)	(725,780)	(801,586)	(649,570)	(1,090,977)

	Delaware Tax-Free		Delaware Tax-Free
	Idaho Fund		New York Fund
	Year Ended		Year Ended
	8/31/09	8/31/08	8/31/09	8/31/08
Shares sold:
Class A	1,615,020	787,130	1,035,723	166,604
Class B	5,765	1	4,787	1,496
Class C	758,087	128,677	396,933	74,906

Shares issued upon reinvestment of dividends and distributions:
Class A	171,510	155,988	40,258	32,892
Class B	8,957	10,201	2,303	3,309
Class C	22,570	19,082	6,249	2,539
	2,581,909	1,101,079	1,486,253	281,746

Shares repurchased:
Class A	(679,777)	(736,838)	(385,163)	(148,374)
Class B	(177,717)	(88,298)	(60,185)	(64,544)
Class C	(131,937)	(151,455)	(60,407)	(85,398)
	(989,431)	(976,591)	(505,755)	(298,316)
Net increase (decrease)	1,592,478	124,488	980,498	(16,570)

Notes to financial statements
Delaware multi-state funds

6. Capital shares (continued)

For the years ended August 31, 2009 and 2008, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables on page 123 and the statements of changes in net assets.

	Year Ended			Year Ended
	8/31/09			8/31/08
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Arizona Fund	126,754	126,825	$1,338,820	29,536	29,541	$328,168
Delaware Tax-Free
California Fund	92,283	92,659	913,283	79,561	79,848	881,603
Delaware Tax-Free
Colorado Fund	28,997	29,016	288,928	88,870	88,933	958,664
Delaware Tax-Free
Idaho Fund	58,929	58,820	644,988	43,828	43,749	496,288
Delaware Tax-Free
New York Fund	33,488	33,413	327,019	14,375	14,339	148,612

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008.

Effective November 18, 2008, the Funds, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009. The Funds had no amounts outstanding as of August 31, 2009, or at any time during the year then ended.

8. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, as applicable, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds. At August 31, 2009, the percentages of each Fund’s net assets insured by bond insurers are listed below and these securities have been identified in the statements of net assets.

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
47%	23%	35%	38%	13%

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service Inc., Standard & Poor’s Rating Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. As of August 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

Notes to financial statements
Delaware multi-state funds

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services ( Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Funds. As a result, a Special Meeting of Shareholders (Meeting) of the Funds will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Funds (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Funds will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

11. Subsequent Events

Effective August 31, 2009, the Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to August 31, 2009 through October 19, 2009, the date of issuance of the Funds’ financial statements, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Funds’ financial statements.

Amendment to Investment Advisory Fee — In addition to the expense cap described in footnote 2, effective September 11, 2009, DMC has agreed to voluntarily waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses) in order to prevent total annual fund operating expenses from exceeding, in an aggregate amount, 0.57% and 0.55%, respectively, of the Delaware Tax-Free California Fund and Delaware Tax-Free New York Fund’s average daily net assets until such time as the voluntary expense cap is discontinued. These fee waivers and expense reimbursements apply only to expenses paid directly by the Funds, and may be discontinued at any time because they are voluntary.

12. Tax Information (Unaudited)

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2009, each Fund designates distributions paid during the year as follows:

	(A)
	Ordinary	(B)
	Income	Tax-Exempt	Total
	Distributions	Distributions	Distributions
	(Tax Basis)	(Tax Basis)	(Tax Basis)
Delaware Tax-Free Arizona Fund	—	100.00%	100.00%
Delaware Tax-Free California Fund	—	100.00%	100.00%
Delaware Tax-Free Colorado Fund	0.12%	99.88%	100.00%
Delaware Tax-Free Idaho Fund	—	100.00%	100.00%
Delaware Tax-Free New York Fund	—	100.00%	100.00%

(A) and (B) are based on a percentage of each Fund’s total distributions.

Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees
Voyageur Insured Funds — Delaware Tax-Free Arizona Fund
Voyageur Mutual Funds — Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund
Voyageur Mutual Funds II — Delaware Tax-Free Colorado Fund

We have audited the accompanying statements of net assets of Delaware Tax-Free Arizona Fund (the sole series of Voyageur Insured Funds), Delaware Tax-Free California Fund, Delaware Tax- Free Idaho Fund, and Delaware Tax-Free New York Fund (three of the series constituting Voyageur Mutual Funds) and Delaware Tax-Free Colorado Fund (the sole series of Voyageur Mutual Funds II) (the “Funds”) as of August 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Tax Free Arizona Fund of Voyageur Insured Funds, the Delaware Tax-Free California Fund, the Delaware Tax-Free Idaho Fund, and the Delaware Tax-Free New York Fund of Voyageur Mutual Funds, and the Delaware Tax-Free Colorado Fund of Voyageur Mutual Funds II at August 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
October 19, 2009

Other Fund information
(Unaudited)
Delaware multi-state funds

Board Consideration of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund Investment Advisory Agreements

At a meeting held on May 19–21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for the Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreements with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Funds and their shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board also considered the transfer agent and shareholder services

Other Fund information
(Unaudited)
Delaware multi-state funds

Board Consideration of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund Investment Advisory Agreements (continued)

provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Funds. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the same Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2008. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board’s view of such performance.

Delaware Tax-Free Arizona Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional Arizona municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the first quartile of its Performance Universe. The Board was very satisfied with performance.

Delaware Tax-Free California Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional California municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the five- and ten-year periods was in the first quartile. The Board was satisfied with performance.

Delaware Tax-Free Colorado Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional Colorado municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three- and five-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the ten-year period was in the second quartile. The Board was satisfied with performance.

Delaware Tax-Free Idaho Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional other state municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free New York Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional New York municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the first quartile of its Performance Universe. The Board was very satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

Delaware Tax-Free Arizona Fund – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Delaware Tax-Free California Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total

Other Fund information
(Unaudited)
Delaware multi-state funds

Board Consideration of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund Investment Advisory Agreements (continued)

expenses were in the quartile with the highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2009 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Delaware Tax-Free Colorado Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2009 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, creating an opportunity for a reduction in expenses. Consequently, the Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Delaware Tax-Free Idaho Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group but its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Delaware Tax-Free New York Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through December 2009 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments® Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. Although the Funds have not reached a size at which they can take advantage of breakpoints, the Board recognized that the fees were structured so that when the Funds grow, economies of scale may be shared.

Fund management

Joseph R. Baxter
Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager
Joseph R. Baxter is the head of the municipal bond department and is responsible for setting the department’s investment strategy. He is also a co-portfolio manager of the firm’s municipal bond funds and several client accounts. Before joining Delaware Investments in 1999 as head municipal bond trader, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds. Baxter received a bachelor’s degree in finance and marketing from La Salle University.

Stephen J. Czepiel
Senior Vice President, Senior Portfolio Manager
Stephen J. Czepiel is a member of the firm’s municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of the firm’s municipal bond funds and client accounts. He joined Delaware Investments in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry. Czepiel earned his bachelor’s degree in finance and economics from Duquesne University.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	81	Director
various executive capacities		Kaydon Corp.
at different times at
Delaware Investments.[2]

Private Investor	81	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
		(April 2007–Present)
Investment Manager
Morgan Stanley & Co.
(January 1984–March 2004)

President	81	Director
Franklin & Marshall College		Community Health Systems
(June 2002–Present)

Executive Vice President
University of Pennsylvania
(April 1995–June 2002)

Founder and	81	None
Managing Director
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	81	None
Assurant, Inc. (Insurance)
(2002–2004)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Thomas F. Madison	Trustee	Since May 1997[3]
2005 Market Street
Philadelphia, PA 19103
February 1936

3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Consultant	81	None
ARL Associates
(Financial Planning)
(1983–Present)

President and	81	Director and Chair of
Chief Executive Officer		Compensation Committee,
MLM Partners, Inc.		Governance Committee
(Small Business Investing		Member
and Consulting)		CenterPoint Energy
(January 1993–Present)
Lead Director and Chair of
Audit and Governance
Committees, Member of
Compensation Committee
Digital River, Inc.

Director and Chair of
Governance Committee,
Audit Committee
Member
Rimage Corporation

Director and Chair of
Compensation Committee
Spanlink Communications

Lead Director and Member of
Compensation and
Governance Committees
Valmont Industries, Inc.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 25, 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	81	None
(January 2006–Present)
Vice President — Mergers & Acquisitions
(January 2003–January 2006), and
Vice President
(July 1995–January 2003)
3M Corporation

Founder	81	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)

Founder
Sutton Asset Management
(Hedge Fund)
(September 1996–Present)

David F. Connor has served as	81	None[4]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	81	None[4]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	81	None[4]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	81	None[4]
various executive capacities
at different times at
Delaware Investments.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA

	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund and the Delaware Investments Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on Delaware Investments’ internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that each member of the registrant’s Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett 1
      John A. Fry
     Thomas F. Madison
     J. Richard Zecher

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $64,400 for the fiscal year ended August 31, 2009.

____________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $61,700 for the fiscal year ended August 31, 2008.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2009.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended August 31, 2009. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2008.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended August 31, 2008. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $16,750 for the fiscal year ended August 31, 2009. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2009.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $14,650 for the fiscal year ended August 31, 2008. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2008.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2009.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2009.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2008.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2008.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $216,464 and $268,652 for the registrant’s fiscal years ended August 31, 2009 and August 31, 2008, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR MUTUAL FUNDS

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 4, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 4, 2009

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 4, 2009